UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Shareholder Report.

Semi-Annual Report

June 30, 2018

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Elfun Funds

Semi-Annual Report

June 30, 2018 (Unaudited)

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — June 30, 2018 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2018	$966.50	$1,023.06
Expenses paid during the period*	$1.71	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio of 0.35% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	Elfun International Equity Fund

Elfun International Equity Fund

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $223,473 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Nestle S.A.	3.36%
ASML Holding N.V.	2.76%
Bayer AG	2.50%
SAP SE	2.44%
Daikin Industries Ltd.	2.38%
AIA Group Ltd.	2.33%
BHP Billiton PLC	2.30%
Roche Holding AG	2.28%
Equinor ASA	2.15%
Vodafone Group PLC	2.11%

(a)

Fair Value basis is inclusive of short-term investments in State Street Institutional Treasury Money Market – Premier Class and State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun International Equity Fund	3

Elfun International Equity Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.6%†
Australia - 0.7%
Suncorp Group Ltd.	149,214	1,608,500

Belgium - 1.6%
Anheuser-Busch InBev S.A.	35,699	3,605,353

Canada - 1.7%
Brookfield Asset Management Inc., Class A (h)	27,705	1,123,195
Cenovus Energy Inc. (h)	115,804	1,201,661
Seven Generations Energy Ltd., Class A (a)	126,619	1,394,739

		3,719,595

China - 1.3%
New Oriental Education & Technology Group Inc. ADR	30,951	2,929,822

France - 12.3%
Air Liquide S.A.	34,323	4,315,952
Airbus SE	32,626	3,819,154
AXA S.A.	130,520	3,202,449
BNP Paribas S.A.	72,913	4,528,044
Schneider Electric SE	55,799	4,652,881
Valeo S.A.	61,642	3,369,642
Vivendi S.A.	153,989	3,775,589

		27,663,711

Germany - 12.2%
Bayer AG	50,677	5,582,497
Fresenius SE & Company KGaA	27,354	2,197,278
HeidelbergCement AG	38,134	3,209,245
Infineon Technologies AG	133,849	3,411,493
KION Group AG (h)	35,287	2,539,528
SAP SE	47,108	5,442,346
Wacker Chemie AG	17,156	2,246,420
Zalando SE (a)	48,595	2,716,006

		27,344,813

Hong Kong - 2.3%
AIA Group Ltd.	596,367	5,214,586

India - 1.4%
ICICI Bank Ltd.	795,927	3,199,275

Ireland - 1.7%
Kerry Group PLC, Class A	35,872	3,752,660

Italy - 0.5%
Intesa Sanpaolo S.p.A.	390,615	1,134,000

	Number of Shares	Fair Value $
Japan - 27.8%
Daikin Industries Ltd.	44,400	5,319,261
Disco Corp.	14,900	2,543,755
FANUC Corp.	19,200	3,814,346
Hoya Corp.	78,200	4,447,089
Kao Corp.	55,500	4,233,964
Keyence Corp.	5,600	3,162,876
Komatsu Ltd.	150,500	4,304,464
Mitsubishi UFJ Financial Group Inc.	789,600	4,498,863
Mitsui Fudosan Company Ltd.	160,118	3,865,441
Murata Manufacturing Company Ltd.	27,697	4,655,967
Nidec Corp.	28,700	4,307,656
Secom Company Ltd.	41,400	3,179,613
Sekisui House Ltd.	201,100	3,558,489
Shimano Inc.	17,200	2,524,913
SoftBank Group Corp.	39,401	2,836,132
Subaru Corp.	103,800	3,022,209
Tokio Marine Holdings Inc.	44,149	2,069,839

		62,344,877

Netherlands - 4.7%
ASML Holding N.V.	31,138	6,169,475
ING Groep N.V.	300,509	4,325,395

		10,494,870

Norway - 2.1%
Equinor ASA	180,941	4,804,136

Portugal - 1.7%
Galp Energia SGPS S.A.	202,594	3,863,860

South Africa - 0.5%
Naspers Ltd., Class N	4,431	1,126,642

Sweden - 3.4%
Assa Abloy AB, Class B	202,189	4,314,541
Hexagon AB, Class B	60,504	3,378,241

		7,692,782

Switzerland - 7.0%
Givaudan S.A.	1,413	3,204,669
Nestle S.A.	96,900	7,504,517
Roche Holding AG	22,950	5,097,560

		15,806,746

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Company Ltd.	349,900	2,484,653

See Notes to Schedules of Investments and Notes to Financial Statements.

4	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

United Kingdom - 12.6%
AstraZeneca PLC	44,267	3,070,039
BHP Billiton PLC	228,561	5,147,988
Prudential PLC	196,132	4,491,373
Shire PLC	66,342	3,735,631
Smith & Nephew PLC	171,247	3,160,723
Smiths Group PLC	176,088	3,947,515
Vodafone Group PLC	1,940,020	4,708,204

		28,261,473

Total Common Stock (Cost $182,332,695)		217,052,354

Rights - 0.0%*
Italy - 0.0%*
Intesa Sanpaolo S.p.A. (Cost $0) (a)	390,615	—

Total Investments in Securities (Cost $182,332,695)		217,052,354

	Number of Shares	Fair Value $
Short-Term Investments - 2.9%
State Street Institutional Treasury Money Market Fund - Premier Class 1.73% (d)(p)	3,220,293	3,220,293
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (d)(p)	3,200,819	3,200,819

Total Short-Term Investments (Cost $6,421,112)		6,421,112

Total Investments (Cost $188,753,807)		223,473,466

Other Assets and Liabilities, net - 0.5%		1,144,579

NET ASSETS - 100.0%		224,618,045

Other Information:

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

MSCI EAFE Mini Index Futures	September 2018	7	(688,655)	$(684,390)	$4,265

During the period ended June 30, 2018, average notional value related to futures contracts was $2,452,153 or 1.1% of net assets.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities
	Common Stock	$217,052,354	$—	$—	$217,052,354
	Short-Term Investments	6,421,112	—	—	6,421,112

	Total Investments in Securities	$223,473,466	$—	$—	$223,473,466

	Other Financial Instruments
	Short Futures Contracts - Unrealized Appreciation	$4,265	$—	$—	$4,265

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

The Fund was invested in the following sectors at June 30, 2018 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	7.91%
Pharmaceuticals	6.15%
Packaged Foods & Meats	5.04%
Integrated Oil & Gas	4.42%
Life & Health Insurance	4.34%
Building Products	4.31%
Electrical Components & Equipment	4.01%
Semiconductor Equipment	3.90%
Wireless Telecommunication Services	3.38%
Construction Machinery & Heavy Trucks	3.06%
Electronic Equipment & Instruments	2.93%
Semiconductors	2.64%
Specialty Chemicals	2.44%
Application Software	2.44%
Diversified Metals & Mining	2.30%
Electronic Components	2.08%
Healthcare Supplies	1.99%
Industrial Gases	1.93%
Personal Products	1.90%
Industrial Conglomerates	1.77%
Diversified Real Estate Activities	1.73%
Aerospace & Defense	1.71%
Industrial Machinery	1.71%
Movies & Entertainment	1.69%

Sector	Percentage (based on Fair Value)
Biotechnology	1.67%
Property & Casualty Insurance	1.65%
Brewers	1.61%
Home Building	1.59%
Auto Parts & Equipment	1.51%
Construction Materials	1.44%
Multi-Line Insurance	1.43%
Security & Alarm Services	1.42%
Healthcare Equipment	1.42%
Automobile Manufacturers	1.35%
Education Services	1.31%
Internet & Direct Marketing Retail	1.22%
Leisure Products	1.13%
Healthcare Services	0.98%
Oil & Gas Exploration & Production	0.62%
Cable & Satellite	0.50%
Asset Management & Custody Banks	0.50%

97.13%

Short-Term Investments
Short-Term Investments	2.87%

2.87%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional Treasury Money Market Fund - Premier Class	—	$—	$13,408,531	$10,188,238	$—	$—	3,220,293	$3,220,293	$24,312	$—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	10,975,209	10,975,209	16,510,142	24,284,532	—	—	3,200,819	3,200,819	38,014	—

TOTAL		$10,975,209	$29,918,673	$34,472,770	$—	$—		$6,421,112	$62,326	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun Trusts

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2018	$1,041.40	$1,023.90
Expenses paid during the period*	$0.91	$0.90

*

Expenses are equal to the Fund’s annualized expense ratio of 0.18% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Trusts	7

Elfun Trusts

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $2,776,555 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	5.49%
JPMorgan Chase & Co.	4.50%
Apple Inc.	4.13%
CME Group Inc.	4.07%
The Charles Schwab Corp.	3.79%
PepsiCo Inc.	3.76%
Amazon.com Inc.	3.49%
Alphabet Inc., Class C	3.34%
Microsoft Corp.	3.29%
Schlumberger Ltd.	3.26%

(a)

Fair Value basis is inclusive of short-term investments in State Street Institutional Treasury Money Market Fund – Premier Class and State Street Institutional U.S. Government Money Market Fund – Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

8	Elfun Trusts

Elfun Trusts

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.1%†
Application Software - 4.1%
Intuit Inc.	190,000	38,817,950
salesforce.com Inc. (a)	540,000	73,656,000

		112,473,950

Biotechnology - 6.3%
Alexion Pharmaceuticals Inc. (a)	570,000	70,765,500
Biogen Inc. (a)	95,000	27,572,800
Gilead Sciences Inc.	450,000	31,878,000
Vertex Pharmaceuticals Inc. (a)	270,000	45,889,200

		176,105,500

Cable & Satellite - 7.0%
Charter Communications Inc., Class A (a)	240,000	70,370,400
Comcast Corp., Class A	1,600,000	52,496,000
Liberty Global PLC, Class C (a)	2,300,000	61,203,000
Sirius XM Holdings Inc.	1,600,000	10,832,000

		194,901,400

Data Processing & Outsourced Services - 5.5%
Visa Inc., Class A	1,150,000	152,317,500

Diversified Banks - 4.5%
JPMorgan Chase & Co.	1,200,000	125,040,000

Financial Exchanges & Data - 6.6%
CME Group Inc.	690,000	113,104,800
S&P Global Inc.	350,000	71,361,500

		184,466,300

Healthcare Distributors - 0.4%
Henry Schein Inc. (a)	170,000	12,348,800

Healthcare Equipment - 2.8%
Boston Scientific Corp. (a)	870,000	28,449,000
Medtronic PLC	560,000	47,941,600

		76,390,600

Healthcare Supplies - 2.5%
The Cooper Companies Inc.	295,000	69,457,750

Industrial Machinery - 0.7%
Dover Corp.	275,000	20,130,000

Integrated Oil & Gas - 2.2%
Chevron Corp.	490,000	61,950,700

	Number of Shares	Fair Value $
Internet & Direct Marketing Retail - 3.5%
Amazon.com Inc. (a)	57,000	96,888,600

Internet Software & Services - 8.1%
Alibaba Group Holding Ltd. ADR (a)	170,000	31,540,100
Alphabet Inc., Class A (a)	38,000	42,909,220
Alphabet Inc., Class C (a)	83,000	92,598,950
Facebook Inc., Class A (a)	300,000	58,296,000

		225,344,270

Investment Banking & Brokerage - 3.8%
The Charles Schwab Corp.	2,060,000	105,266,000

Movies & Entertainment - 2.5%
The Walt Disney Co.	650,000	68,126,500

Oil & Gas Equipment & Services - 3.3%
Schlumberger Ltd.	1,350,000	90,490,500

Oil & Gas Exploration & Production - 0.7%
Diamondback Energy Inc.	150,000	19,735,500

Pharmaceuticals - 6.5%
Allergan PLC	480,000	80,025,600
Johnson & Johnson	460,000	55,816,400
Merck & Company Inc.	275,000	16,692,500
Pfizer Inc.	750,000	27,210,000

		179,744,500

Regional Banks - 1.6%
First Republic Bank	450,000	43,555,500

Reinsurance - 0.3%
Alleghany Corp.	15,000	8,624,550

Restaurants - 0.4%
Starbucks Corp.	200,000	9,770,000

Semiconductor Equipment - 2.5%
Applied Materials Inc.	1,500,000	69,285,000

Semiconductors - 2.0%
Broadcom Inc.	230,000	55,807,200

Soft Drinks - 3.8%
PepsiCo Inc.	960,000	104,515,200

Specialized REITs - 3.2%
American Tower Corp.	620,000	89,385,400

Specialty Chemicals - 0.8%
Albemarle Corp.	250,000	23,582,500

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	9

Elfun Trusts

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Systems Software - 3.3%
Microsoft Corp.	925,000	91,214,250

Technology Hardware, Storage & Peripherals - 4.1%
Apple Inc.	620,000	114,768,200

Trading Companies & Distributors - 3.1%
United Rentals Inc. (a)	580,000	85,619,600

Total Common Stock (Cost $1,513,919,604)		2,667,305,770

Short-Term Investments - 3.9%
State Street Institutional Treasury Money Market Fund - Premier Class 1.74% (b)(p)	54,744,131	54,744,131

	Number of Shares	Fair Value $
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (b)(p)	54,504,723	54,504,723

Total Short-Term Investments (Cost $109,248,854)		109,248,854

Total Investments (Cost $1,623,168,458)		2,776,554,624

Other Assets and Liabilities, net - 0.0%*		831,659

NET ASSETS - 100.0%		2,777,386,283

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities
	Common Stock	$2,667,305,770	$—	$—	$2,667,305,770
	Short-Term Investments	109,248,854	—	—	109,248,854

	Total Investments in Securities	$2,776,554,624	$—	$—	$2,776,554,624

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional Treasury Money Market Fund - Premier Class	—	$—	$85,129,983	$30,385,852	$—	$—	54,744,131	$54,744,131	$315,270	$—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	78,219,855	78,219,855	124,840,983	148,556,115	—	—	54,504,723	54,504,723	439,223	—

TOTAL		$78,219,855	$209,970,966	$178,941,967	$—	$—		$109,248,854	$754,493	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

10	Elfun Trusts

Elfun Diversified Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2018	$993.00	$1,022.86
Expenses paid during the period*	$1.93	$1.96

*

Expenses are equal to the Fund’s annualized expense ratio of 0.39% (for the period January 1, 2018 - June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Diversified Fund	11

Elfun Diversified Fund

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $202,935 (in thousands) as of June 30, 2018 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2018 (as a % of Fair Value) (a)(b)

Apple Inc.	1.50%
Microsoft Corp.	1.25%
Amazon.com Inc.	1.13%
Facebook Inc., Class A	0.76%
Berkshire Hathaway Inc., Class B	0.59%
JPMorgan Chase & Co.	0.58%
Exxon Mobil Corp.	0.57%
Alphabet Inc., Class C	0.56%
Alphabet Inc., Class A	0.55%
Johnson & Johnson	0.53%

(a)	Fair Value basis is inclusive of short-term investment in several money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in SPDR Bloomberg Barclays High Yield Bond ETF.

(d)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

12	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Domestic Equity - 37.8%†
Common Stock - 37.6%
Advertising - 0.0%*
Omnicom Group Inc. (a)	741	56,520
The Interpublic Group of Companies Inc.	1,166	27,335

		83,855

Aerospace & Defense - 1.0%
Arconic Inc.	1,319	22,437
General Dynamics Corp. (a)	931	173,548
Harris Corp. (a)	409	59,117
Huntington Ingalls Industries Inc.	145	31,435
L3 Technologies Inc. (a)	272	52,312
Lockheed Martin Corp. (a)	835	246,685
Northrop Grumman Corp. (a)	586	180,313
Raytheon Co. (a)	969	187,192
Rockwell Collins Inc. (a)	547	73,670
Textron Inc. (a)	898	59,188
The Boeing Co. (a)	1,840	617,339
TransDigm Group Inc. (a)	165	56,949
United Technologies Corp. (a)	2,469	308,700

		2,068,885

Agricultural & Farm Machinery - 0.1%
Deere & Co. (a)	1,094	152,949

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co. (a)	1,905	87,314

Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc.	443	37,063
Expeditors International of Washington Inc.	597	43,643
FedEx Corp. (a)	803	182,331
United Parcel Service Inc., Class B (a)	2,274	241,569

		504,606

Airlines - 0.2%
Alaska Air Group Inc.	455	27,479
American Airlines Group Inc. (a)	1,444	54,816
Delta Air Lines Inc. (a)	2,150	106,513
Southwest Airlines Co. (a)	1,782	90,670
United Continental Holdings Inc. (a)(b)	826	57,598

		337,076

Alternative Carriers - 0.0%*
CenturyLink Inc. (a)	3,074	57,307

	Number of Shares	Fair Value $
Apparel Retail - 0.2%
Foot Locker Inc.	400	21,062
L Brands Inc.	887	32,714
Ross Stores Inc. (a)	1,275	108,058
The Gap Inc.	810	26,237
The TJX Companies Inc. (a)	2,128	202,545

		390,616

Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc.	1,196	26,337
Michael Kors Holdings Ltd. (b)	477	31,769
PVH Corp.	256	38,329
Ralph Lauren Corp.	208	26,151
Tapestry Inc.	936	43,722
Under Armour Inc., Class A (b)	679	15,265
Under Armour Inc., Class C (b)	682	14,378
VF Corp. (a)	1,122	91,466

		287,417

Application Software - 0.6%
Adobe Systems Inc. (a)(b)	1,626	396,436
ANSYS Inc. (b)	260	45,288
Autodesk Inc. (a)(b)	751	98,450
Cadence Design Systems Inc. (b)	900	38,980
Citrix Systems Inc. (b)	406	42,566
Intuit Inc. (a)	808	165,079
salesforce.com Inc. (a)(b)	2,308	314,812
Synopsys Inc. (b)	500	42,786

		1,144,397

Asset Management & Custody Banks - 0.4%
Affiliated Managers Group Inc.	162	24,085
Ameriprise Financial Inc. (a)	506	70,780
BlackRock Inc. (a)	406	202,611
Franklin Resources Inc.	992	31,795
Invesco Ltd.	1,409	37,424
Northern Trust Corp. (a)	732	75,316
State Street Corp. (a)(c)	1,195	111,244
T Rowe Price Group Inc. (a)	799	92,757
The Bank of New York Mellon Corp. (a)	3,355	180,936

		826,948

Auto Parts & Equipment - 0.0%*
BorgWarner Inc.	639	27,587

Automobile Manufacturers - 0.2%
Ford Motor Co. (a)	12,955	143,416
General Motors Co. (a)	4,153	163,632

		307,048

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	13

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Automotive Retail - 0.1%
Advance Auto Parts Inc.	272	36,912
AutoZone Inc. (a)(h)	87	58,373
CarMax Inc. (a)	603	43,943
O’Reilly Automotive Inc. (a)(h)	289	79,064

		218,292

Biotechnology - 1.0%
AbbVie Inc. (h)	5,061	468,903
Alexion Pharmaceuticals Inc. (a)(h)	738	91,624
Amgen Inc. (h)	2,240	413,482
Biogen Inc. (a)(h)	711	206,361
Celgene Corp. (a)(h)	2,360	187,432
Gilead Sciences Inc. (h)	4,376	309,997
Incyte Corp. (h)	580	38,861
Regeneron Pharmaceuticals Inc. (a)(h)	249	85,903
Vertex Pharmaceuticals Inc. (a)(h)	826	140,388

		1,942,951

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	581	39,539

Broadcasting - 0.1%
CBS Corp., Class B (h)	1,163	65,387
Discovery Inc., Class A (a)	561	15,430
Discovery Inc., Class C (a)	887	22,621

		103,438

Building Products - 0.1%
AO Smith Corp. (h)	500	29,577
Fortune Brands Home & Security Inc.	463	24,861
Johnson Controls International PLC (h)	3,020	101,021
Masco Corp.	1,093	40,902

		196,361

Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)(h)	611	179,154
Comcast Corp., Class A (h)	15,396	505,145
DISH Network Corp., Class A (a)	800	26,891

		711,190

Casinos & Gaming - 0.0%*
MGM Resorts International (h)	1,700	49,355
Wynn Resorts Ltd.	265	44,349

		93,704

	Number of Shares	Fair Value $
Commodity Chemicals - 0.1%
LyondellBasell Industries N.V., Class A (h)	1,064	116,889

Communications Equipment - 0.4%
Cisco Systems Inc. (h)	15,700	675,573
F5 Networks Inc. (a)(h)	207	35,699
Juniper Networks Inc.	1,045	28,656
Motorola Solutions Inc. (h)	513	59,700

		799,628

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc. (h)	828	61,760

Construction & Engineering - 0.0%*
Fluor Corp.	514	25,076
Jacobs Engineering Group Inc.	446	28,319
Quanta Services Inc. (a)	558	18,640

		72,035

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc. (h)	1,977	268,222
Cummins Inc. (h)	539	71,690
PACCAR Inc. (h)	1,125	69,708

		409,620

Construction Materials - 0.1%
Martin Marietta Materials Inc.	211	47,127
Vulcan Materials Co. (h)	449	57,952

		105,079

Consumer Finance - 0.3%
American Express Co. (h)	2,420	237,162
Capital One Financial Corp. (h)	1,631	149,891
Discover Financial Services (h)	1,157	81,466
Synchrony Financial (h)	2,296	76,643

		545,162

Copper - 0.0%*
Freeport-McMoRan Inc. (h)	4,627	79,870

Data Processing & Outsourced Services - 1.2%
Alliance Data Systems Corp.	158	36,846
Automatic Data Processing Inc. (h)	1,471	197,321
Broadridge Financial Solutions Inc.	390	44,890
Fidelity National Information Services Inc. (h)	1,092	115,785
Fiserv Inc. (a)(h)	1,364	101,059
FleetCor Technologies Inc. (a)	300	63,196
Global Payments Inc. (h)	508	56,637

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Mastercard Inc., Class A (h)	3,076	604,496
Paychex Inc. (h)	1,109	75,801
PayPal Holdings Inc. (a)(h)	3,716	309,432
The Western Union Co.	1,491	30,313
Total System Services Inc.	531	44,881
Visa Inc., Class A (h)	5,928	785,164

		2,465,821

Department Stores - 0.0%*
Kohl’s Corp.	552	40,244
Macy’s Inc.	919	34,401
Nordstrom Inc.	429	22,216

		96,861

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B (h)	892	43,721
Constellation Brands Inc., Class A (h)	584	127,824

		171,545

Distributors - 0.0%*
Genuine Parts Co.	490	44,981
LKQ Corp. (a)	1,036	33,053

		78,034

Diversified Banks - 1.9%
Bank of America Corp. (h)	31,492	887,761
Citigroup Inc. (h)	8,565	573,171
JPMorgan Chase & Co. (h)	11,324	1,179,963
U.S. Bancorp (h)	5,261	263,157
Wells Fargo & Co. (h)	14,655	812,475

		3,716,527

Diversified Chemicals - 0.3%
DowDuPont Inc. (h)	7,756	511,279
Eastman Chemical Co. (h)	486	48,585

		559,864

Diversified Support Services - 0.0%*
Cintas Corp. (h)	297	54,970
Copart Inc. (a)	700	39,596

		94,566

Drug Retail - 0.1%
Walgreens Boots Alliance Inc. (a)	2,851	171,111

Electric Utilities - 0.7%
Alliant Energy Corp.	840	35,549
American Electric Power Company Inc. (h)	1,646	113,986
Duke Energy Corp. (h)	2,337	184,810

	Number of Shares	Fair Value $
Edison International (h)	1,043	65,991
Entergy Corp.	600	48,474
Evergy Inc.	899	50,479
Eversource Energy (h)	1,102	64,589
Exelon Corp. (h)	3,260	138,877
FirstEnergy Corp. (h)	1,572	56,451
NextEra Energy Inc. (h)	1,558	260,233
PG&E Corp. (h)	1,638	69,714
Pinnacle West Capital Corp.	411	33,111
PPL Corp. (h)	2,380	67,950
The Southern Co. (h)	3,410	157,918
Xcel Energy Inc. (h)	1,636	74,733

		1,422,865

Electrical Components & Equipment - 0.2%
AMETEK Inc. (h)	755	54,483
Eaton Corporation PLC (h)	1,458	108,973
Emerson Electric Co. (h)	2,084	144,090
Rockwell Automation Inc. (h)	404	67,159

		374,705

Electronic Components - 0.1%
Amphenol Corp., Class A (h)	999	87,067
Corning Inc. (h)	2,803	77,114

		164,181

Electronic Equipment & Instruments - 0.0%*
FLIR Systems Inc.	503	26,149

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)	100	22,071

Environmental & Facilities Services - 0.1%
Republic Services Inc.	772	52,776
Stericycle Inc. (a)	314	20,504
Waste Management Inc. (h)	1,312	106,721

		180,001

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	701	31,127
FMC Corp.	424	37,828
The Mosaic Co.	1,064	29,848

		98,803

Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	400	41,629
CME Group Inc. (h)	1,133	185,723
Intercontinental Exchange Inc. (h)	1,910	140,482
Moody’s Corp. (h)	534	91,080
MSCI Inc.	300	49,630
Nasdaq Inc.	421	38,426

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	15

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

S&P Global Inc. (h)	846	172,492

		719,462

Food Distributors - 0.1%
Sysco Corp. (h)	1,638	111,867

Food Retail - 0.0%*
The Kroger Co. (h)	2,717	77,307

Footwear - 0.2%
NIKE Inc., Class B (h)	4,335	345,421

General Merchandise Stores - 0.1%
Dollar General Corp. (h)	839	82,728
Dollar Tree Inc. (a)(h)	812	69,023
Target Corp. (h)	1,845	140,444

		292,195

Gold - 0.0%*
Newmont Mining Corp. (h)	1,700	64,115

Health Care REITs - 0.1%
HCP Inc.	1,527	39,430
Ventas Inc. (h)	1,238	70,507
Welltower Inc. (h)	1,269	79,556

		189,493

Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	568	48,435
Cardinal Health Inc. (h)	1,102	53,813
Henry Schein Inc. (a)	554	40,245
McKesson Corp. (h)	705	94,049

		236,542

Healthcare Equipment - 0.9%
Abbott Laboratories (h)	5,747	350,510
ABIOMED Inc. (a)	140	57,268
Baxter International Inc. (h)	1,698	125,381
Becton Dickinson and Co. (h)	887	212,490
Boston Scientific Corp. (a)(h)	4,559	149,080
Danaher Corp. (h)	2,054	202,689
Edwards Lifesciences Corp. (a)(h)	690	100,444
Hologic Inc. (a)	948	37,683
IDEXX Laboratories Inc. (a)(h)	301	65,600
Intuitive Surgical Inc. (a)(h)	367	175,603
ResMed Inc.	500	51,791
Stryker Corp. (h)	1,088	183,720
Varian Medical Systems Inc. (a)	321	36,505
Zimmer Biomet Holdings Inc. (h)	700	78,009

		1,826,773

	Number of Shares	Fair Value $
Healthcare Facilities - 0.1%
HCA Healthcare Inc. (h)	942	96,653
Universal Health Services Inc., Class B	306	34,105

		130,758

Healthcare Services - 0.3%
CVS Health Corp. (h)	3,332	214,416
DaVita Inc. (a)	532	36,943
Envision Healthcare Corp. (h)	433	19,058
Express Scripts Holding Co. (a)(h)	1,857	143,380
Laboratory Corporation of America Holdings (a)(h)	346	62,119
Quest Diagnostics Inc.	465	51,123

		527,039

Healthcare Supplies - 0.1%
Align Technology Inc. (a)(h)	250	85,538
DENTSPLY SIRONA Inc.	753	32,961
The Cooper Companies Inc.	171	40,265

		158,764

Healthcare Technology - 0.0%*
Cerner Corp. (a)(h)	1,026	61,353

Home Building - 0.1%
D.R. Horton Inc.	1,153	47,276
Lennar Corp., Class A	856	44,942
PulteGroup Inc.	899	25,849

		118,067

Home Entertainment Software - 0.2%
Activision Blizzard Inc. (h)	2,535	193,474
Electronic Arts Inc. (a)(h)	1,016	143,279
Take-Two Interactive Software Inc. (a)	390	46,163

		382,916

Home Furnishings - 0.0%*
Leggett & Platt Inc.	494	22,056
Mohawk Industries Inc. (a)	212	45,430

		67,486

Home Improvement Retail - 0.5%
Lowe’s Companies Inc. (h)	2,730	260,910
The Home Depot Inc. (h)	3,831	747,432

		1,008,342

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,433	51,271

See Notes to Schedules of Investments and Notes to Financial Statements.

16	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp. (h)	1,319	75,594
Hilton Worldwide Holdings Inc. (h)	960	75,995
Marriott International Inc., Class A (h)	998	126,348
Norwegian Cruise Line Holdings Ltd. (a)	600	28,352
Royal Caribbean Cruises Ltd. (h)	571	59,157

		365,446

Household Appliances - 0.0%*
Whirlpool Corp.	249	36,419

Household Products - 0.5%
Church & Dwight Company Inc.	875	46,517
Colgate-Palmolive Co. (h)	2,914	188,858
Kimberly-Clark Corp. (h)	1,170	123,249
The Clorox Co.	446	60,323
The Procter & Gamble Co. (h)	8,410	656,486

		1,075,433

Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,682	43,387

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	366	23,835

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp. (h)	1,456	304,279
Walmart Inc. (h)	4,792	410,439

		714,718

Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	2,435	32,657
NRG Energy Inc.	1,065	32,700

		65,357

Industrial Conglomerates - 0.6%
3M Co. (h)	1,981	389,704
General Electric Co. (h)	28,733	391,058
Honeywell International Inc. (h)	2,517	362,576
Roper Technologies Inc. (h)	335	92,432

		1,235,770

Industrial Gases - 0.1%
Air Products & Chemicals Inc. (h)	723	112,597
Praxair Inc. (h)	964	152,461

		265,058

Industrial Machinery - 0.3%
Dover Corp.	543	39,749
Flowserve Corp.	482	19,474

	Number of Shares	Fair Value $
Fortive Corp. (h)	1,011	77,959
Illinois Tool Works Inc. (h)	1,027	142,281
Ingersoll-Rand PLC (h)	834	74,836
Parker-Hannifin Corp. (h)	423	65,925
Snap-on Inc.	182	29,252
Stanley Black & Decker Inc. (h)	521	69,195
Xylem Inc.	563	37,936

		556,607

Industrial REITs - 0.1%
Duke Realty Corp.	1,080	31,356
Prologis Inc. REIT (h)	1,752	115,093

		146,449

Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	567	37,018
Marsh & McLennan Companies Inc. (h)	1,714	140,500

		177,518

Integrated Oil & Gas - 1.1%
Chevron Corp. (h)	6,379	806,500
Exxon Mobil Corp. (h)	14,085	1,165,255
Occidental Petroleum Corp. (h)	2,522	211,043

		2,182,798

Integrated Telecommunication Services - 0.7%
AT&T Inc. (h)	24,194	776,873
Verizon Communications Inc. (h)	13,777	693,125

		1,469,998

Internet & Direct Marketing Retail - 1.6%
Amazon.com Inc. (a)(h)	1,345	2,286,233
Booking Holdings Inc. (a)(h)	156	316,228
Expedia Group Inc.	410	49,279
Netflix Inc. (a)(h)	1,437	562,487
TripAdvisor Inc. (a)	422	23,511

		3,237,738

Internet Software & Services - 2.0%
Akamai Technologies Inc. (a)	540	39,545
Alphabet Inc., Class A (a)(h)	992	1,120,158
Alphabet Inc., Class C (a)(h)	1,010	1,126,808
eBay Inc. (a)(h)	3,210	116,396
Facebook Inc., Class A (a)(h)	7,969	1,548,537
Twitter Inc. (a)	2,100	91,708
VeriSign Inc. (a)	287	39,441

		4,082,593

Investment Banking & Brokerage - 0.4%
E*TRADE Financial Corp. (a)(h)	913	55,841
Morgan Stanley (h)	4,566	216,430

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	17

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Raymond James Financial Inc.	400	35,742
The Charles Schwab Corp. (h)	3,986	203,686
The Goldman Sachs Group Inc. (h)	1,185	261,377

		773,076

IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A (h)	1,961	154,901
DXC Technology Co. (h)	944	76,098
Gartner Inc. (a)	300	39,872
International Business Machines Corp. (h)	2,848	397,868

		668,739

Leisure Products - 0.0%*
Hasbro Inc.	344	31,759
Mattel Inc.	1,263	20,742

		52,501

Life & Health Insurance - 0.3%
Aflac Inc. (h)	2,614	112,455
Brighthouse Financial Inc. (a)	341	13,665
Lincoln National Corp.	684	42,580
MetLife Inc. (h)	3,390	147,805
Principal Financial Group Inc.	888	47,021
Prudential Financial Inc. (h)	1,396	130,541
Torchmark Corp.	375	30,530
Unum Group	757	28,002

		552,599

Life Sciences Tools & Services - 0.3%
Agilent Technologies Inc. (h)	1,118	69,138
Illumina Inc. (a)(h)	484	135,178
IQVIA Holdings Inc. (a)	500	49,911
Mettler-Toledo International Inc. (a)	88	50,921
PerkinElmer Inc.	405	29,659
Thermo Fisher Scientific Inc. (h)	1,329	275,290
Waters Corp. (a)	270	52,271

		662,368

Managed Healthcare - 0.8%
Aetna Inc. (h)	1,096	201,117
Anthem Inc. (h)	855	203,517
Centene Corp. (a)(h)	685	84,400
Cigna Corp. (h)	807	137,151
Humana Inc. (h)	469	139,590
UnitedHealth Group Inc. (h)	3,192	783,127

		1,548,902

	Number of Shares	Fair Value $
Metal & Glass Containers - 0.0%*
Ball Corp.	1,192	42,384

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	553	23,278

Movies & Entertainment - 0.4%
The Walt Disney Co. (h)	4,928	516,506
Twenty-First Century Fox Inc., Class A (h)	3,521	174,961
Twenty-First Century Fox Inc., Class B	1,409	69,423
Viacom Inc., Class B	1,083	32,665

		793,555

Multi-Line Insurance - 0.1%
American International Group Inc. (h)	2,984	158,214
Assurant Inc.	144	14,905
Loews Corp.	911	43,985
The Hartford Financial Services Group Inc. (h)	1,195	61,102

		278,206

Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)(h)	6,400	1,194,564
Jefferies Financial Group Inc.	997	22,676

		1,217,240

Multi-Utilities - 0.4%
Ameren Corp.	800	48,681
CenterPoint Energy Inc.	1,491	41,316
CMS Energy Corp.	979	46,288
Consolidated Edison Inc. (h)	1,065	83,050
Dominion Energy Inc. (h)	2,125	144,883
DTE Energy Co. (h)	623	64,562
NiSource Inc.	1,192	31,327
Public Service Enterprise Group Inc. (h)	1,638	88,682
SCANA Corp.	528	20,339
Sempra Energy (h)	874	101,481
WEC Energy Group Inc. (h)	1,096	70,857

		741,466

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	330	41,638
Boston Properties Inc. (h)	538	67,478
SL Green Realty Corp.	275	27,648
Vornado Realty Trust	601	44,428

		181,192

See Notes to Schedules of Investments and Notes to Financial Statements.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	400	25,512

Oil & Gas Equipment & Services - 0.3%
Baker Hughes a GE Co. (h)	1,492	49,283
Halliburton Co. (h)	2,963	133,515
National Oilwell Varco Inc. (h)	1,295	56,205
Schlumberger Ltd. (h)	4,579	306,932

		545,935

Oil & Gas Exploration & Production - 0.6%
Anadarko Petroleum Corp. (h)	1,694	124,086
Apache Corp. (h)	1,321	61,757
Cabot Oil & Gas Corp.	1,618	38,509
Cimarex Energy Co.	308	31,336
Concho Resources Inc. (a)(h)	478	66,132
ConocoPhillips (h)	3,936	274,025
Devon Energy Corp. (h)	1,674	73,590
EOG Resources Inc. (h)	1,914	238,160
EQT Corp.	838	46,241
Hess Corp. (h)	865	57,860
Marathon Oil Corp. (h)	2,929	61,100
Newfield Exploration Co. (a)	729	22,053
Noble Energy Inc. (h)	1,583	55,849
Pioneer Natural Resources Co. (h)	557	105,407

		1,256,105

Oil & Gas Refining & Marketing - 0.3%
Andeavor (h)	449	58,902
HollyFrontier Corp.	590	40,375
Marathon Petroleum Corp. (h)	1,559	109,381
Phillips 66 (h)	1,395	156,674
Valero Energy Corp. (h)	1,438	159,375

		524,707

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc. (h)	6,481	114,522
ONEOK Inc. (h)	1,341	93,645
The Williams Companies Inc. (h)	2,813	76,263

		284,430

Packaged Foods & Meats - 0.4%
Campbell Soup Co.	716	29,027
Conagra Brands Inc.	1,266	45,235
General Mills Inc. (h)	1,944	86,042
Hormel Foods Corp.	817	30,401
Kellogg Co.	833	58,203
McCormick & Company Inc.	373	43,302
Mondelez International Inc., Class A (h)	4,984	204,345
The Hershey Co.	463	43,088
The JM Smucker Co.	390	41,918

	Number of Shares	Fair Value $
The Kraft Heinz Co. (h)	2,013	126,457
Tyson Foods Inc., Class A (h)	993	68,369

		776,387

Paper Packaging - 0.1%
Avery Dennison Corp.	279	28,488
International Paper Co. (h)	1,429	74,424
Packaging Corporation of America	300	33,539
Sealed Air Corp.	614	26,066
WestRock Co.	843	48,069

		210,586

Personal Products - 0.1%
Coty Inc., Class A	1,737	24,496
The Estee Lauder Companies Inc., Class A (h)	731	104,310

		128,806

Pharmaceuticals - 1.7%
Allergan PLC (h)	1,115	185,894
Bristol-Myers Squibb Co. (h)	5,473	302,877
Eli Lilly & Co. (h)	3,195	272,630
Johnson & Johnson (h)	8,918	1,082,111
Merck & Company Inc. (h)	8,933	542,234
Mylan N.V. (a)(h)	1,630	58,909
Nektar Therapeutics (a)	550	26,857
Pfizer Inc. (h)	19,533	708,658
Zoetis Inc. (h)	1,624	138,350

		3,318,520

Property & Casualty Insurance - 0.2%
Cincinnati Financial Corp.	523	34,970
The Allstate Corp. (h)	1,210	110,439
The Progressive Corp. (h)	1,923	113,747
The Travelers Companies Inc. (h)	909	111,209

		370,365

Publishing - 0.0%*
News Corp., Class A	1,411	21,874
News Corp., Class B	442	7,010

		28,884

Railroads - 0.4%
CSX Corp. (h)	2,959	188,727
Kansas City Southern	351	37,194
Norfolk Southern Corp. (h)	937	141,367
Union Pacific Corp. (h)	2,598	368,087

		735,375

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)	1,009	48,178

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Regional Banks - 0.5%
BB&T Corp. (h)	2,527	127,462
Citizens Financial Group Inc. (h)	1,661	64,614
Comerica Inc. (h)	556	50,552
Fifth Third Bancorp (h)	2,221	63,743
Huntington Bancshares Inc. (h)	3,607	53,240
KeyCorp (h)	3,402	66,476
M&T Bank Corp. (h)	466	79,291
People’s United Financial Inc.	1,150	20,804
Regions Financial Corp. (h)	3,627	64,489
SunTrust Banks Inc. (h)	1,523	100,549
SVB Financial Group (a)(h)	180	51,977
The PNC Financial Services Group Inc. (h)	1,582	213,729
Zions Bancorporation	652	34,354

		991,280

Research & Consulting Services - 0.1%
Equifax Inc.	406	50,797
Nielsen Holdings PLC	1,101	34,057
Verisk Analytics Inc. (a)(h)	514	55,330

		140,184

Residential REITs - 0.2%
Apartment Investment & Management Co., Class A	579	24,493
AvalonBay Communities Inc. (h)	477	81,993
Equity Residential (h)	1,181	75,219
Essex Property Trust Inc.	223	53,314
Mid-America Apartment Communities Inc.	396	39,867
UDR Inc.	817	30,671

		305,557

Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)	83	35,805
Darden Restaurants Inc.	388	41,541
McDonald’s Corp. (h)	2,599	407,239
Starbucks Corp. (h)	4,655	227,399
Yum! Brands Inc. (h)	1,088	85,105

		797,089

Retail REITs - 0.2%
Federal Realty Investment Trust	265	33,537
GGP Inc.	1,957	39,983
Kimco Realty Corp.	1,570	26,675
Realty Income Corp.	955	51,371
Regency Centers Corp.	500	31,041
Simon Property Group Inc. (h)	1,052	179,041
The Macerich Co.	346	19,664

		381,312

	Number of Shares	Fair Value $
Semiconductor Equipment - 0.2%
Applied Materials Inc. (h)	3,292	152,060
KLA-Tencor Corp. (h)	528	54,139
Lam Research Corp. (h)	542	93,687

		299,886

Semiconductors - 1.4%
Advanced Micro Devices Inc. (a)	2,850	42,722
Analog Devices Inc. (h)	1,204	115,488
Broadcom Inc. (h)	1,353	328,293
Intel Corp. (h)	15,633	777,117
Microchip Technology Inc. (h)	798	72,579
Micron Technology Inc. (a)(h)	3,812	199,902
NVIDIA Corp. (h)	2,011	476,407
Qorvo Inc. (a)	392	31,427
QUALCOMM Inc. (h)	4,975	279,198
Skyworks Solutions Inc. (h)	576	55,671
Texas Instruments Inc. (h)	3,272	360,739
Xilinx Inc. (a)	853	55,667

		2,795,210

Soft Drinks - 0.6%
Monster Beverage Corp. (a)(h)	1,397	80,051
PepsiCo Inc. (h)	4,724	514,305
The Coca-Cola Co. (h)	12,797	561,279

		1,155,635

Specialized Consumer Services - 0.0%*
H&R Block Inc.	765	17,435

Specialized REITs - 0.4%
American Tower Corp. (h)	1,475	212,652
Crown Castle International Corp. (h)	1,372	147,930
Digital Realty Trust Inc. (h)	701	78,218
Equinix Inc. (h)	264	113,492
Extra Space Storage Inc.	393	39,226
Iron Mountain Inc.	905	31,685
Public Storage (h)	491	111,389
SBA Communications Corp. (a)(h)	400	66,049
Weyerhaeuser Co. (h)	2,453	89,437

		890,078

Specialty Chemicals - 0.2%
Albemarle Corp.	370	34,904
Ecolab Inc. (h)	869	121,948
International Flavors & Fragrances Inc.	276	34,215
PPG Industries Inc. (h)	835	86,616
The Sherwin-Williams Co. (h)	273	111,268

		388,951

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Number of Shares	Fair Value $

Specialty Stores - 0.1%
Tiffany & Co.	331	43,562
Tractor Supply Co.	385	29,452
Ulta Salon Cosmetics & Fragrance Inc. (b)	177	41,325

		114,339

Steel - 0.0%*
Nucor Corp. (h)	1,076	67,258

Systems Software - 1.6%
CA Inc.	957	34,119
Microsoft Corp. (h)	25,628	2,527,179
Oracle Corp. (h)	10,009	440,998
Red Hat Inc. (a)(h)	573	76,996
Symantec Corp.	2,143	44,254

		3,123,546

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc. (h)	16,413	3,038,212
Hewlett Packard Enterprise Co. (h)	5,273	77,040
HP Inc. (h)	5,349	121,370
NetApp Inc. (h)	917	72,013
Western Digital Corp. (h)	974	75,399
Xerox Corp.	786	18,865

		3,402,899

Tires & Rubber - 0.0%*
The Goodyear Tire & Rubber Co.	844	19,665

Tobacco - 0.4%
Altria Group Inc. (h)	6,313	358,519
Philip Morris International Inc. (h)	5,170	417,430

		775,949

Trading Companies & Distributors - 0.1%
Fastenal Co.	968	42,593
United Rentals Inc. (a)	282	41,632
WW Grainger Inc.	162	49,963

		134,188

Trucking - 0.0%*
JB Hunt Transport Services Inc.	297	36,108

Water Utilities - 0.0%*
American Water Works Company Inc.	598	51,065

Total Common Stock (Cost $63,783,381)		75,139,852

	Number of Shares	Fair Value $
Preferred Stock - 0.2%
Diversified Banks - 0.2%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (i)	1,469	39,047

Total Preferred Stock (Cost $37,725)		39,047

Total Domestic Equity (Cost $63,821,106)		75,178,899

Foreign Equity - 1.0%
Common Stock - 1.0%
Auto Parts & Equipment - 0.1%
Aptiv PLC (h)	870	79,789

Building Products - 0.0%*
Allegion PLC	354	27,457

Consumer Electronics - 0.0%*
Garmin Ltd.	315	19,286

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd. (h)	1,162	104,721

Healthcare Equipment - 0.2%
Medtronic PLC (h)	4,501	385,402

Industrial Machinery - 0.0%*
Pentair PLC	518	21,869

Insurance Brokers - 0.1%
Aon PLC (a)	815	111,829
Willis Towers Watson PLC (h)	445	67,498

		179,327

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A (h)	2,147	351,299

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	1,406	44,698

Pharmaceuticals - 0.0%*
Perrigo Company PLC	446	32,589

Property & Casualty Insurance - 0.1%
Chubb Ltd. (h)	1,544	196,155
XL Group Ltd.	874	48,936

		245,091

Reinsurance - 0.0%*
Everest Re Group Ltd.	141	32,569

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Research & Consulting Services - 0.1%
IHS Markit Ltd. (a)(h)	1,170	60,432

Technology Hardware, Storage & Peripherals - 0.1%
Seagate Technology PLC (h)	988	55,864

Total Foreign Equity (Cost $1,407,456)		1,640,393

Bonds and Notes - 31.9%
U.S. Treasuries - 10.9%
U.S. Treasury Bonds
2.75% 11/15/42	92,000	88,505
3.13% 05/15/48	981,500	1,009,006
3.75% 11/15/43	174,000	197,826
4.50% 02/15/36	771,500	943,520
U.S. Treasury Notes
1.38% 12/15/19	2,631,700	2,590,703
1.50% 11/30/19 - 02/28/23	7,479,000	7,247,686
1.88% 08/31/24	829,000	786,589
2.25% 03/31/20 - 11/15/25	7,672,000	7,544,675
2.88% 05/15/28	1,076,700	1,079,130

		21,487,640

Agency Mortgage Backed - 3.5%
Federal Home Loan Mortgage Corp.
4.50% 06/01/33 - 02/01/35	2,490	2,614
5.00% 07/01/35 - 06/01/41	143,584	152,523
5.50% 05/01/20 - 04/01/39	35,502	38,228
6.00% 05/01/20 - 11/01/37	93,076	101,713
6.50% 11/01/28 - 07/01/29	5,464	6,097
7.00% 06/01/29 - 08/01/36	17,512	19,064
7.50% 09/01/33	1,145	1,190
8.00% 07/01/26 - 11/01/30	1,962	2,172
8.50% 04/01/30	6,345	7,446
Federal National Mortgage Assoc.
3.00% 02/01/43 - 05/01/43	448,790	438,656
3.50% 11/01/42 - 08/01/45	984,424	987,541
4.00% 05/01/19 - 03/01/41	229,137	235,625
4.50% 05/01/19 - 01/01/41	822,232	864,245
5.00% 07/01/20 - 06/01/41	243,381	259,493
5.50% 06/01/20 - 01/01/39	139,702	150,252
6.00% 02/01/20 - 05/01/41	408,526	445,462
6.50% 01/01/19 - 08/01/36	14,949	16,541
7.00% 05/01/33 - 12/01/33	571	595
7.50% 12/01/26 - 12/01/33	4,950	5,431
8.00% 06/01/24 - 12/01/30	6,507	6,649
9.00% 12/01/22	398	424
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 3.97% 04/01/37 (i)	489	503

	Principal Amount ($) or Number of Shares	Fair Value $
Federal National Mortgage Assoc. TBA
3.00% TBA (c)	664,934	661,035
3.50% TBA (c)	1,191,023	1,205,264
Government National Mortgage Assoc.
4.00% 01/20/41 - 04/20/43	351,609	363,446
4.50% 08/15/33 - 03/20/41	156,690	164,721
5.00% 08/15/33	8,040	8,480
6.00% 07/15/33 - 04/15/34	7,871	8,884
6.50% 04/15/28 - 07/15/36	12,637	13,960
7.00% 04/15/28 - 10/15/36	5,617	6,038
7.50% 07/15/23 - 04/15/28	7,345	7,456
8.00% 05/15/30	184	193
9.00% 12/15/21	194	209
5.00% TBA (c)	400,000	417,823

		6,599,973

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. 0.08% 09/25/43 (g)(i)	147,099	373
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/24 - 11/15/30 (g)	78,114	5,880
5.50% 06/15/33 (g)	6,163	1,242
7.50% 07/15/27 (g)	5,956	891
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.53% 08/15/25 (g)(i)	34,720	2,109
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (d)(f)	242	251
8.00% 02/01/23 - 07/01/24 (g)	863	189
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (d)(f)	128	157
1.16% 12/25/42 (g)(i)	32,841	1,298
5.00% 09/25/40 (g)	33,557	3,564
8.00% 05/25/22 (g)	1	40
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.91% 07/25/38 (g)(i)	10,185	1,047
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR 4.11% 06/25/48 (g)(i)	534,407	82,046

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (g)	15,288	2,800
5.00% 03/25/38 - 05/25/38 (g)	8,801	1,848
5.50% 12/25/33 (g)	2,981	707
6.00% 01/25/35 (g)	7,790	1,573
7.50% 11/25/23 (g)	6,957	968
8.00% 08/25/23 - 07/25/24 (g)	1,734	358
8.50% 07/25/22 (g)	134	44
8.50% 07/25/22 (g)	3	31
9.00% 05/25/22 (g)	157	45
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (g)	21,696	1,855
5.00% 09/20/38 (g)	5,326	185
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.71% 01/16/40 (g)(i)	58,434	9,591

		119,092

Asset Backed - 0.9%
American Express Credit Account Master Trust 2017-6 2.04% 05/15/23	357,738	350,711
American Express Credit Account Master Trust 2018-1 2.67% 10/17/22	150,000	149,746
BA Credit Card Trust 2017-A2 1.84% 01/17/23	200,000	195,798
BA Credit Card Trust 2018-A1 2.70% 07/17/23	131,000	130,296
BMW Floorplan Master Owner Trust 2018-1 3.15% 05/15/23 (b)	100,000	100,176
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21	446,000	439,583
Securitized Term Auto Receivables Trust 2018-1A 3.30% 11/25/22 (b)	100,000	100,181

		1,466,491

Corporate Notes - 14.1%
21st Century Fox America Inc.
3.38% 11/15/26	6,000	5,751
4.50% 02/15/21	19,000	19,533
4.75% 11/15/46	6,000	6,209
6.65% 11/15/37	45,000	55,734
Abbott Laboratories
2.90% 11/30/21	88,000	86,622
3.75% 11/30/26	54,000	53,054

	Principal Amount ($)	Fair Value $
4.90% 11/30/46	20,000	21,533
AbbVie Inc.
2.00% 11/06/18	49,000	48,888
3.20% 05/14/26	54,000	50,466
4.45% 05/14/46	13,000	12,427
4.70% 05/14/45	12,000	11,898
Acadia Healthcare Company Inc. 6.50% 03/01/24	44,000	44,991
Activision Blizzard Inc. 2.30% 09/15/21	115,000	111,147
AES Corp. 4.88% 05/15/23	74,000	73,816
Aetna Inc. 3.50% 11/15/24	50,000	48,591
Aflac Inc. 4.00% 10/15/46	10,000	9,400
Alexandria Real Estate Equities Inc. 4.70% 07/01/30	22,000	22,238
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (b)	49,000	47,143
3.55% 07/26/27 (b)	49,000	46,345
4.50% 07/26/47 (b)	10,000	9,411
Allergan Finance LLC 3.25% 10/01/22	44,000	42,763
Allergan Funding SCS
3.00% 03/12/20	57,000	56,722
3.45% 03/15/22	26,000	25,592
4.55% 03/15/35	10,000	9,495
4.75% 03/15/45	13,000	12,411
Allergan Sales LLC 5.00% 12/15/21 (b)	74,000	76,565
Altria Group Inc.
2.95% 05/02/23	28,000	27,220
3.88% 09/16/46	10,000	8,806
4.50% 05/02/43	9,000	8,664
Amazon.com Inc.
2.80% 08/22/24	38,000	36,623
3.15% 08/22/27	24,000	23,025
3.88% 08/22/37	17,000	16,612
4.05% 08/22/47	15,000	14,628
4.25% 08/22/57	20,000	19,711
Ameren Corp. 3.65% 02/15/26	22,000	21,367
American Axle & Manufacturing Inc. 6.25% 04/01/25	37,000	36,539
American Campus Communities Operating Partnership LP
3.35% 10/01/20	36,000	35,893
4.13% 07/01/24	24,000	23,897

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

American Express Credit Corp. 2.25% 05/05/21	48,000	46,716
American International Group Inc.
4.50% 07/16/44	46,000	42,898
6.40% 12/15/20	19,000	20,364
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75% 04/01/48 (i)	23,000	22,565
American Tower Corp. (REIT)
3.38% 10/15/26	15,000	13,926
3.40% 02/15/19	134,000	134,397
American Water Capital Corp. 2.95% 09/01/27	41,000	38,534
Amgen Inc.
2.20% 05/22/19	64,000	63,649
2.65% 05/11/22	52,000	50,440
3.20% 11/02/27	37,000	34,648
4.56% 06/15/48	25,000	24,488
AMN Healthcare Inc. 5.13% 10/01/24 (b)	64,000	62,081
Anadarko Petroleum Corp.
4.85% 03/15/21	5,000	5,154
6.20% 03/15/40	20,000	22,512
6.60% 03/15/46	5,000	6,027
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47	14,000	13,586
5.25% 01/15/25	186,000	190,503
5.50% 10/15/19	71,000	72,599
6.25% 10/15/22	51,000	52,818
Anheuser-Busch InBev Finance Inc.
2.65% 02/01/21	107,000	105,479
3.65% 02/01/26	86,000	84,211
4.70% 02/01/36	20,000	20,241
4.90% 02/01/46	69,000	70,974
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22	101,000	97,576
4.00% 04/13/28	18,000	17,951
4.38% 04/15/38	27,000	26,268
4.60% 04/15/48	23,000	22,647
4.75% 04/15/58	19,000	18,669
Anthem Inc. 3.30% 01/15/23	41,000	39,952
Apache Corp. 5.10% 09/01/40	20,000	19,684
Apple Inc.
2.50% 02/09/22	47,000	46,096

	Principal Amount ($)	Fair Value $
2.85% 05/11/24	50,000	48,375
3.35% 02/09/27	32,000	31,271
3.45% 02/09/45	26,000	23,279
3.85% 08/04/46	53,000	50,416
4.25% 02/09/47	7,000	7,118
4.65% 02/23/46	8,000	8,610
Applied Materials Inc.
3.30% 04/01/27	37,000	35,887
4.35% 04/01/47	7,000	7,001
Aptiv PLC 4.40% 10/01/46	19,000	17,725
Aramark Services Inc.
5.00% 02/01/28 (b)	20,000	19,051
5.13% 01/15/24	47,001	47,001
Archer-Daniels-Midland Co. 2.50% 08/11/26	38,000	34,956
Arconic Inc.
5.13% 10/01/24	41,000	40,591
6.15% 08/15/20	20,000	20,801
Ascension Health 4.85% 11/15/53	13,000	14,622
AstraZeneca PLC
2.38% 11/16/20	16,000	15,698
3.38% 11/16/25	38,000	36,755
AT&T Inc.
2.45% 06/30/20	44,000	43,313
3.00% 06/30/22	53,000	51,420
4.10% 02/15/28 (b)	60,000	57,312
4.45% 04/01/24	37,000	37,423
4.50% 05/15/35	50,000	46,200
4.75% 05/15/46	26,000	23,197
4.80% 06/15/44	31,000	28,073
5.25% 03/01/37	34,000	33,516
5.45% 03/01/47	43,000	42,141
Athene Holding Ltd. 4.13% 01/12/28	41,000	37,782
Avangrid Inc. 3.15% 12/01/24	63,000	60,466
Bank of America Corp.
2.65% 04/01/19	63,000	62,935
3.25% 10/21/27	73,000	68,021
3.95% 04/21/25	47,000	46,027
4.25% 10/22/26	20,000	19,747
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37% 07/21/21 (i)	42,000	41,160
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (i)	190,000	186,804

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (i)	141,000	135,576
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (i)	55,000	51,838
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (i)	43,000	38,858
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (i)	60,000	58,220
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44% 01/20/48 (i)	33,000	32,342
Bank of America Corp. 3.63% + 3 month USD LIBOR 5.99% 12/31/49 (i)	30,000	30,124
Barrick North America Finance LLC 5.70% 05/30/41	6,000	6,550
BAT Capital Corp.
2.30% 08/14/20 (b)	43,000	42,068
2.76% 08/15/22 (b)	36,000	34,519
3.56% 08/15/27 (b)	53,000	49,357
4.39% 08/15/37 (b)	15,000	14,039
4.54% 08/15/47 (b)	18,000	16,840
Baxalta Inc. 2.88% 06/23/20	41,000	40,534
Bayer US Finance II LLC 3.50% 06/25/21 (b)	200,000	200,399
Becton Dickinson and Co.
2.89% 06/06/22	37,000	35,681
3.70% 06/06/27	65,000	61,582
3.73% 12/15/24	3,000	2,931
4.67% 06/06/47	6,000	5,829
4.69% 12/15/44	7,000	6,781
Berkshire Hathaway Energy Co.
2.40% 02/01/20	48,000	47,584
3.25% 04/15/28	24,000	22,873
3.80% 07/15/48	16,000	14,636

	Principal Amount ($)	Fair Value $
Berkshire Hathaway Inc. 4.50% 02/11/43	10,000	10,397
Berry Global Inc. 5.13% 07/15/23	60,000	59,479
BHP Billiton Finance USA Ltd. 5.00% 09/30/43	9,000	10,091
Biogen Inc. 2.90% 09/15/20	16,000	15,916
BNP Paribas S.A. 5.00% 01/15/21	19,000	19,746
Boston Scientific Corp. 4.00% 03/01/28	45,000	44,016
BP Capital Markets PLC
2.52% 01/15/20	19,000	18,880
3.22% 11/28/23	42,000	41,227
3.28% 09/19/27	33,000	31,752
Brighthouse Financial Inc.
3.70% 06/22/27	5,000	4,452
4.70% 06/22/47	3,000	2,481
Brixmor Operating Partnership LP 3.90% 03/15/27	22,000	20,828
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21	16,000	15,497
2.65% 01/15/23	13,000	12,261
3.13% 01/15/25	16,000	14,838
3.88% 01/15/27	34,000	32,207
Brown-Forman Corp. 4.00% 04/15/38	11,000	10,965
Buckeye Partners LP 5.60% 10/15/44	15,000	13,449
Bunge Limited Finance Corp. 3.75% 09/25/27	19,000	17,875
Burlington Northern Santa Fe LLC 3.65% 09/01/25	38,000	37,987
Campbell Soup Co. 3.30% 03/15/21	60,000	59,748
Canadian Natural Resources Ltd.
3.85% 06/01/27	9,000	8,778
4.95% 06/01/47	8,000	8,331
Capital One Financial Corp.
3.75% 07/28/26	21,000	19,532
4.20% 10/29/25	31,000	30,132
Cardinal Health Inc.
2.62% 06/15/22	14,000	13,419
3.08% 06/15/24	16,000	15,093
3.41% 06/15/27	7,000	6,424
4.37% 06/15/47	7,000	6,160

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Caterpillar Financial Services Corp. 2.55% 11/29/22	57,000	55,141
Caterpillar Inc. 3.80% 08/15/42	10,000	9,556
Catholic Health Initiatives
2.60% 08/01/18	30,000	30,002
4.35% 11/01/42	24,000	22,721
CBL & Associates LP 4.60% 10/15/24	44,000	36,191
CBS Corp.
2.50% 02/15/23	35,000	32,893
2.90% 01/15/27	21,000	18,700
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (b)	65,000	59,561
5.88% 04/01/24 (b)	69,000	69,174
Celgene Corp.
3.45% 11/15/27	4,000	3,684
4.35% 11/15/47	5,000	4,413
4.55% 02/20/48	25,000	22,801
Cenovus Energy Inc.
4.25% 04/15/27	10,000	9,640
5.40% 06/15/47	7,000	6,878
CenterPoint Energy Inc. 2.50% 09/01/22	42,000	40,333
CenturyLink Inc. 5.80% 03/15/22	77,000	76,231
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (b)	60,000	59,629
CF Industries Inc.
5.15% 03/15/34	43,000	39,884
7.13% 05/01/20	36,000	37,959
Charles River Laboratories International Inc. 5.50% 04/01/26 (b)	55,000	54,933
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20	60,000	59,923
4.91% 07/23/25	49,000	49,481
5.38% 05/01/47	25,000	22,983
5.75% 04/01/48	14,000	13,550
6.38% 10/23/35	7,000	7,329
6.48% 10/23/45	11,000	11,605
Chevron Corp.
2.42% 11/17/20	19,000	18,787
3.19% 06/24/23	33,000	32,816

	Principal Amount ($)	Fair Value $
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP 3.70% 06/01/28 (b)	47,000	46,495
Church & Dwight Company Inc. 2.45% 08/01/22	15,000	14,371
Cigna Corp.
3.25% 04/15/25	40,000	37,636
3.88% 10/15/47	21,000	17,916
Cimarex Energy Co. 3.90% 05/15/27	7,000	6,737
Cinemark USA Inc. 4.88% 06/01/23	42,000	41,061
Cisco Systems Inc. 2.20% 02/28/21	86,000	84,325
Citigroup Inc.
2.05% 12/07/18	85,000	84,794
2.40% 02/18/20	58,000	57,278
2.70% 10/27/22	41,000	39,379
2.90% 12/08/21	44,000	43,099
4.40% 06/10/25	19,000	18,930
4.45% 09/29/27	42,000	41,277
4.75% 05/18/46	23,000	21,992
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (i)	163,000	157,186
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (i)	18,000	16,398
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (i)	42,000	39,881
CME Group Inc. 3.75% 06/15/28	52,000	52,466
CMS Energy Corp. 4.88% 03/01/44	45,000	47,818
CNA Financial Corp.
3.45% 08/15/27	21,000	19,560
5.88% 08/15/20	56,000	58,799
CNH Industrial Capital LLC
3.38% 07/15/19	29,000	28,947
4.38% 11/06/20	23,000	23,275
4.88% 04/01/21	28,000	28,736
CNH Industrial N.V. 4.50% 08/15/23	50,000	50,271
Columbia Pipeline Group Inc. 3.30% 06/01/20	26,000	25,876

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Comcast Corp.
3.38% 08/15/25	18,000	17,240
3.97% 11/01/47	54,000	47,539
4.20% 08/15/34	34,000	32,448
4.60% 08/15/45	33,000	31,821
Concho Resources Inc.
3.75% 10/01/27	9,000	8,657
4.30% 08/15/28 (c)	52,000	52,206
4.88% 10/01/47	12,000	12,115
ConocoPhillips Co. 5.95% 03/15/46	6,000	7,485
Consolidated Edison Company of New York Inc. 2.90% 12/01/26	40,000	37,432
Constellation Brands Inc.
2.70% 05/09/22	35,000	33,862
4.50% 05/09/47	9,000	8,608
Continental Resources Inc. 4.50% 04/15/23	28,000	28,402
Corning Inc. 4.38% 11/15/57	19,000	16,711
Corporation Andina de Fomento
2.20% 07/18/20	44,000	43,191
4.38% 06/15/22	121,000	125,538
Crane Co. 4.20% 03/15/48	8,000	7,603
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 02/01/26 (b)	40,000	37,977
CSX Corp. 4.50% 08/01/54	23,000	21,909
CVS Health Corp.
2.25% 08/12/19	52,000	51,602
3.13% 03/09/20	156,000	155,875
3.35% 03/09/21	156,000	155,853
3.70% 03/09/23	47,000	46,658
3.88% 07/20/25	24,000	23,453
4.10% 03/25/25	47,000	46,766
4.30% 03/25/28	47,000	46,356
4.78% 03/25/38	57,000	56,285
5.05% 03/25/48	27,000	27,440
D.R. Horton Inc. 2.55% 12/01/20	47,000	46,033
Daimler Finance North America LLC 2.38% 08/01/18 (b)	150,000	149,961
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (b)	56,000	56,841
Dell International LLC/EMC Corp.
3.48% 06/01/19 (b)	64,000	64,168

	Principal Amount ($)	Fair Value $
5.45% 06/15/23 (b)	33,000	34,533
6.02% 06/15/26 (b)	15,000	15,764
8.10% 07/15/36 (b)	6,000	7,016
8.35% 07/15/46 (b)	7,000	8,448
Deutsche Bank AG 2.70% 07/13/20	43,000	41,877
Deutsche Telekom International Finance BV 2.49% 09/19/23 (b)	150,000	139,895
Devon Energy Corp.
4.00% 07/15/21	64,000	64,911
5.00% 06/15/45	12,000	12,194
Dexia Credit Local S.A. 2.25% 01/30/19 (b)	250,000	249,529
Diageo Investment Corp. 2.88% 05/11/22	36,000	35,446
Discovery Communications LLC
2.20% 09/20/19	45,000	44,533
3.95% 03/20/28	40,000	37,903
5.00% 09/20/37	16,000	15,461
5.20% 09/20/47	8,000	7,736
Dollar Tree Inc.
3.70% 05/15/23	47,000	46,572
4.00% 05/15/25	47,000	45,962
Dominion Energy Inc.
2.50% 12/01/19	51,000	50,571
2.58% 07/01/20	30,000	29,573
3.63% 12/01/24	29,000	28,456
DTE Energy Co.
2.85% 10/01/26	55,000	50,193
3.85% 12/01/23	24,000	24,107
Duke Energy Corp. 3.75% 09/01/46	6,000	5,308
Duke Energy Progress LLC 4.15% 12/01/44	26,000	25,805
Duke Realty LP
3.25% 06/30/26	29,000	27,250
3.38% 12/15/27	19,000	17,705
Duquesne Light Holdings Inc. 3.62% 08/01/27 (b)	43,000	40,736
Eastman Chemical Co. 3.60% 08/15/22	11,000	10,976
Eaton Corp. 3.10% 09/15/27	34,000	31,782
Ecolab Inc.
3.25% 12/01/27	26,000	24,870
3.95% 12/01/47	15,000	14,340
Ecopetrol S.A.
5.88% 05/28/45	28,000	26,470
7.63% 07/23/19	19,000	19,854
Edison International 4.13% 03/15/28	28,000	27,571

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 2.89% 05/01/20 (i)	39,000	39,135
Electricite de France S.A. 2.15% 01/22/19 (b)	100,000	99,699
Eli Lilly & Co. 3.70% 03/01/45	6,000	5,678
EMC Corp. 2.65% 06/01/20	100,000	96,881
Emera US Finance LP 4.75% 06/15/46	8,000	7,888
Enbridge Energy Partners LP 5.50% 09/15/40	8,000	8,370
Encana Corp. 3.90% 11/15/21	41,000	41,258
Energy Transfer Equity LP 5.88% 01/15/24	157,000	161,123
Energy Transfer Partners LP
4.20% 09/15/23	26,000	26,028
4.95% 06/15/28	14,000	13,997
5.80% 06/15/38	27,000	26,779
6.00% 06/15/48	25,000	25,080
6.50% 02/01/42	26,000	27,051
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23	30,000	30,267
Entergy Louisiana LLC
3.05% 06/01/31	26,000	23,707
4.00% 03/15/33	18,000	18,015
Enterprise Products Operating LLC
3.95% 02/15/27	58,000	57,600
4.25% 02/15/48	31,000	28,818
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (i)	15,000	13,949
Envision Healthcare Corp. 6.25% 12/01/24 (b)	40,000	42,601
EOG Resources Inc.
4.10% 02/01/21	52,000	53,061
4.15% 01/15/26	36,000	36,810
EPR Properties 4.95% 04/15/28	29,000	28,301
EQT Corp. 3.90% 10/01/27	21,000	19,594
EQT Midstream Partners LP
4.75% 07/15/23	22,000	21,985
5.50% 07/15/28	22,000	22,061

	Principal Amount ($)	Fair Value $
ERP Operating LP 4.50% 07/01/44	16,000	16,257
Exelon Corp.
3.50% 06/01/22	29,000	28,696
4.45% 04/15/46	39,000	38,007
Express Scripts Holding Co.
3.40% 03/01/27	25,000	22,887
4.80% 07/15/46	9,000	8,572
Exxon Mobil Corp. 2.22% 03/01/21	25,000	24,354
FirstEnergy Corp.
3.90% 07/15/27	10,000	9,714
4.85% 07/15/47	15,000	15,364
Florida Power & Light Co. 4.13% 02/01/42	23,000	23,221
Ford Motor Co. 4.35% 12/08/26	68,000	66,568
Frontier Communications Corp. 7.13% 03/15/19	91,000	91,684
GameStop Corp. 6.75% 03/15/21 (b)	110,000	111,101
General Dynamics Corp.
2.13% 08/15/26	10,000	8,977
2.88% 05/11/20	55,000	54,946
3.00% 05/11/21	76,000	75,748
3.38% 05/15/23	52,000	52,110
3.50% 05/15/25	52,000	51,988
3.75% 05/15/28	52,000	52,515
General Mills Inc.
3.20% 04/16/21	50,000	49,756
3.70% 10/17/23	45,000	44,527
4.55% 04/17/38	8,000	7,655
4.70% 04/17/48	26,000	24,748
General Motors Co. 5.20% 04/01/45	7,000	6,459
General Motors Financial Company Inc.
2.35% 10/04/19	55,000	54,537
3.15% 01/15/20	56,000	55,913
3.20% 07/13/20	101,000	100,453
3.55% 04/09/21	74,000	73,809
5.25% 03/01/26	69,000	71,354
Georgia-Pacific LLC 3.60% 03/01/25 (b)	10,000	9,956
Gilead Sciences Inc.
2.55% 09/01/20	19,000	18,771
2.95% 03/01/27	7,000	6,546
3.50% 02/01/25	24,000	23,662
3.65% 03/01/26	24,000	23,696
4.15% 03/01/47	29,000	27,717
4.80% 04/01/44	16,000	16,615

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

GlaxoSmithKline Capital Inc.
3.38% 05/15/23	52,000	51,990
3.63% 05/15/25	52,000	51,984
3.88% 05/15/28	30,000	30,270
GlaxoSmithKline Capital PLC 3.13% 05/14/21	38,000	38,035
Glencore Funding LLC 2.50% 01/15/19 (b)	99,000	98,714
Goldman Sachs Bank USA 3.20% 06/05/20	41,000	41,198
H&E Equipment Services Inc. 5.63% 09/01/25	68,000	66,811
Halliburton Co.
3.80% 11/15/25	33,000	32,751
5.00% 11/15/45	18,000	19,164
HCA Inc. 4.75% 05/01/23	122,000	121,391
Hess Corp.
5.60% 02/15/41	9,000	9,104
5.80% 04/01/47	6,000	6,214
Hewlett Packard Enterprise Co. 6.35% 10/15/45	9,000	8,938
Highwoods Realty LP 4.13% 03/15/28	21,000	20,619
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/01/25 (b)	70,001	70,001
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (i)	50,000	47,966
Hyundai Capital America 3.10% 04/05/22 (b)	18,000	17,561
IBM Credit LLC 2.65% 02/05/21	200,000	197,991
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00% 08/01/20	54,000	54,779
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24	47,000	46,257
Intel Corp.
2.60% 05/19/26	67,000	62,518
2.88% 05/11/24	34,000	32,941
International Paper Co. 4.40% 08/15/47	33,000	30,143
Interstate Power & Light Co. 3.40% 08/15/25	150,000	145,858
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (b)	32,000	32,401

	Principal Amount ($)	Fair Value $
Jabil Inc. 3.95% 01/12/28	41,000	39,154
JBS USA LUX S.A./JBS USA Finance Inc. 6.75% 02/15/28 (b)	44,000	41,416
Jefferies Group LLC
5.13% 01/20/23	68,000	70,736
6.50% 01/20/43	26,000	26,947
Johnson & Johnson
2.63% 01/15/25	82,000	78,593
3.63% 03/03/37	25,000	24,453
Johnson Controls International PLC 4.50% 02/15/47	10,000	9,644
JPMorgan Chase & Co.
2.30% 08/15/21	92,000	89,039
2.55% 10/29/20	92,000	90,445
3.30% 04/01/26	71,000	67,801
3.63% 12/01/27	24,000	22,589
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (i)	44,000	41,639
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (i)	64,000	59,029
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (i)	17,000	15,305
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (i)	100,000	98,721
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (i)	25,000	22,799
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63% 12/31/99 (i)	41,000	37,908

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (i)	110,000	113,587
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.83% 12/29/49 (i)	44,000	44,400
Kinder Morgan Energy Partners LP
3.50% 03/01/21	19,000	18,963
5.30% 09/15/20	26,000	27,025
6.38% 03/01/41	15,000	16,051
Kinder Morgan Inc.
3.05% 12/01/19	16,000	15,971
4.30% 03/01/28	64,000	62,253
5.05% 02/15/46	15,000	14,184
5.55% 06/01/45	28,000	28,217
Kraft Heinz Foods Co. 4.38% 06/01/46	28,000	24,257
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22	51,000	49,223
4.50% 07/16/18	102,000	102,090
L Brands Inc. 5.25% 02/01/28	43,000	38,112
Lamb Weston Holdings Inc. 4.63% 11/01/24 (b)	60,000	58,426
Lee Enterprises Inc. 9.50% 03/15/22 (b)	57,000	59,531
Lennar Corp. 4.75% 05/30/25 - 11/29/27	108,000	102,389
Levi Strauss & Co. 5.00% 05/01/25	59,000	58,783
Lincoln National Corp.
3.63% 12/12/26	51,000	48,542
3.80% 03/01/28	30,000	28,622
4.35% 03/01/48	22,000	20,367
Lithia Motors Inc. 5.25% 08/01/25 (b)	53,000	51,676
Lockheed Martin Corp.
3.55% 01/15/26	27,000	26,572
3.80% 03/01/45	10,000	9,193
Lowe’s Companies Inc. 3.70% 04/15/46	9,000	8,076
LYB International Finance BV 4.88% 03/15/44	9,000	8,951
LYB International Finance II BV 3.50% 03/02/27	13,000	12,222
Macy’s Retail Holdings Inc. 4.30% 02/15/43	7,000	5,448

	Principal Amount ($)	Fair Value $
Maple Escrow Subsidiary Inc.
3.55% 05/25/21 (b)	162,000	162,084
4.06% 05/25/23 (b)	52,000	52,184
4.60% 05/25/28 (b)	52,000	52,191
5.09% 05/25/48 (b)	52,000	52,396
Marathon Oil Corp.
2.70% 06/01/20	56,000	55,271
3.85% 06/01/25	19,000	18,712
Marathon Petroleum Corp. 3.63% 09/15/24	33,000	32,271
Marsh & McLennan Companies Inc. 3.50% 03/10/25	40,000	39,197
Masco Corp. 3.50% 11/15/27	11,000	10,147
McDonald’s Corp.
3.70% 01/30/26	40,000	39,736
4.88% 12/09/45	15,000	15,728
Medtronic Inc.
2.50% 03/15/20	58,000	57,580
4.63% 03/15/45	47,000	49,845
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52	26,000	26,224
Merck & Company Inc. 2.75% 02/10/25	78,000	74,564
MetLife Inc.
4.05% 03/01/45	8,000	7,443
4.72% 12/15/44	25,000	25,668
MGM Resorts International
4.63% 09/01/26	37,000	34,275
5.75% 06/15/25	50,000	49,816
6.63% 12/15/21	57,000	60,065
Microsoft Corp.
1.55% 08/08/21	40,000	38,371
2.40% 08/08/26	45,000	41,603
3.45% 08/08/36	20,000	19,199
3.70% 08/08/46	20,000	19,406
4.00% 02/12/55	33,000	32,919
4.10% 02/06/37	10,000	10,395
4.25% 02/06/47	24,000	25,418
4.50% 02/06/57	9,000	9,762
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)	200,000	195,279
Molina Healthcare Inc. 4.88% 06/15/25 (b)	86,000	83,314
Molson Coors Brewing Co.
2.10% 07/15/21	60,000	57,534
4.20% 07/15/46	11,000	9,850
Monsanto Co. 4.70% 07/15/64	8,000	7,022

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Morgan Stanley
2.45% 02/01/19	138,000	137,761
2.63% 11/17/21	78,000	75,867
2.65% 01/27/20	44,000	43,685
2.75% 05/19/22	41,000	39,755
3.63% 01/20/27	5,000	4,812
3.70% 10/23/24	20,000	19,748
3.95% 04/23/27	90,000	85,925
4.10% 05/22/23	231,000	232,196
4.38% 01/22/47	39,000	37,180
5.00% 11/24/25	56,000	57,983
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter) 3.77% 01/24/29 (i)	44,000	42,428
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (i)	21,000	19,359
MPLX LP
3.38% 03/15/23	25,000	24,447
4.50% 04/15/38	26,000	24,061
4.70% 04/15/48	21,000	19,498
5.20% 03/01/47	7,000	6,895
Murphy Oil Corp. 5.75% 08/15/25	144,000	143,281
Mylan Inc.
4.55% 04/15/28 (b)	50,000	48,844
5.20% 04/15/48 (b)	19,000	18,363
Mylan N.V.
3.15% 06/15/21	20,000	19,785
3.95% 06/15/26	17,000	16,247
National Retail Properties Inc. 4.00% 11/15/25	40,000	39,211
Navient Corp.
6.75% 06/15/26	40,000	39,089
8.00% 03/25/20	82,000	86,511
Newell Brands Inc.
3.85% 04/01/23	9,000	8,868
4.20% 04/01/26	5,000	4,834
5.50% 04/01/46	23,000	22,521
Newfield Exploration Co. 5.38% 01/01/26	65,000	66,464
Newmont Mining Corp. 4.88% 03/15/42	29,000	29,003
Nexen Energy ULC 6.40% 05/15/37	10,000	12,245
NGPL PipeCo LLC 4.88% 08/15/27 (b)	53,000	52,339

	Principal Amount ($)	Fair Value $
Noble Energy Inc.
3.90% 11/15/24	41,000	40,425
5.05% 11/15/44	8,000	7,997
Nordstrom Inc. 5.00% 01/15/44	2,000	1,842
Northern States Power Co. 2.20% 08/15/20	94,000	92,556
Northrop Grumman Corp.
2.08% 10/15/20	16,000	15,637
2.55% 10/15/22	18,000	17,355
2.93% 01/15/25	35,000	33,227
3.25% 01/15/28	27,000	25,420
3.85% 04/15/45	5,000	4,548
4.03% 10/15/47	19,000	17,786
Novartis Capital Corp. 3.00% 11/20/25	6,000	5,786
NRG Energy Inc. 6.25% 07/15/22	59,000	60,718
Nucor Corp.
3.95% 05/01/28	48,000	47,934
4.13% 09/15/22	18,000	18,488
Nutrien Ltd.
4.00% 12/15/26	19,000	18,356
4.90% 06/01/43	16,000	15,915
Occidental Petroleum Corp.
4.10% 02/15/47	15,000	14,707
4.20% 03/15/48	16,000	15,933
Olin Corp. 5.00% 02/01/30	65,000	61,426
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22	23,000	22,885
Oncor Electric Delivery Company LLC 3.80% 09/30/47	8,000	7,646
Oracle Corp.
1.90% 09/15/21	41,000	39,431
2.40% 09/15/23	24,000	22,771
3.25% 11/15/27	38,000	36,389
3.80% 11/15/37	14,000	13,242
4.00% 07/15/46 - 11/15/47	34,000	32,099
Oshkosh Corp. 5.38% 03/01/25	33,000	33,826
Owens Corning 4.40% 01/30/48	14,000	11,675
Owens-Brockway Glass Container Inc. 6.38% 08/15/25 (b)	25,000	25,626
Pacific Gas & Electric Co. 3.40% 08/15/24	138,000	129,650
PacifiCorp 6.25% 10/15/37	50,000	64,025

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Packaging Corporation of America 3.40% 12/15/27	40,000	37,763
Parker-Hannifin Corp. 3.25% 03/01/27	81,000	78,142
Party City Holdings Inc. 6.13% 08/15/23 (b)	20,000	20,101
Penske Automotive Group Inc. 5.38% 12/01/24	50,000	49,501
PepsiCo Inc. 3.45% 10/06/46	11,000	9,826
Petroleos Mexicanos
4.50% 01/23/26	45,000	42,008
5.35% 02/12/28 (b)	15,000	14,177
5.38% 03/13/22	50,000	51,223
5.63% 01/23/46	19,000	16,158
6.35% 02/12/48 (b)	15,000	13,517
6.38% 01/23/45	25,000	22,951
6.50% 03/13/27	50,000	51,179
6.75% 09/21/47	40,000	37,743
Pfizer Inc.
3.00% 12/15/26	45,000	43,265
4.13% 12/15/46	15,000	15,123
4.40% 05/15/44	8,000	8,336
Philip Morris International Inc. 4.13% 03/04/43	28,000	25,967
Phillips 66 3.90% 03/15/28	45,000	44,119
Phillips 66 Partners LP
3.75% 03/01/28	38,000	35,561
4.68% 02/15/45	21,000	19,618
Pilgrim’s Pride Corp. 5.88% 09/30/27 (b)	43,000	39,991
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44	12,000	10,562
5.75% 01/15/20	29,000	29,944
PPL Capital Funding Inc. 3.10% 05/15/26	50,000	46,554
Precision Castparts Corp. 4.38% 06/15/45	22,000	22,840
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50% 09/15/47 (i)	16,000	14,690
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38% 05/15/45 (i)	38,000	37,769

	Principal Amount ($)	Fair Value $
Public Service Company of Colorado 3.70% 06/15/28	52,000	52,303
Public Service Electric & Gas Co. 2.38% 05/15/23	67,000	63,962
PulteGroup Inc. 5.50% 03/01/26	60,000	59,701
QUALCOMM Inc.
2.90% 05/20/24	18,000	17,005
3.00% 05/20/22	11,000	10,831
3.25% 05/20/27	4,000	3,730
4.30% 05/20/47	7,000	6,529
Range Resources Corp. 5.00% 08/15/22	65,000	64,270
Realty Income Corp. 3.00% 01/15/27	19,000	17,405
Republic Services Inc. 3.38% 11/15/27	12,000	11,374
Reynolds American Inc. 4.45% 06/12/25	7,000	7,043
Rio Tinto Finance USA PLC 4.13% 08/21/42	15,000	14,772
Rockwell Collins Inc. 3.50% 03/15/27	44,000	41,890
Rogers Communications Inc. 5.00% 03/15/44	9,000	9,358
RPM International Inc. 3.75% 03/15/27	41,000	39,170
RSP Permian Inc. 5.25% 01/15/25	57,000	60,974
Ryder System Inc. 2.45% 09/03/19	110,000	109,300
Sabine Pass Liquefaction LLC
4.20% 03/15/28	36,000	34,717
5.00% 03/15/27	12,000	12,248
salesforce.com Inc.
3.25% 04/11/23	47,000	46,742
3.70% 04/11/28	67,000	66,468
Santander Holdings USA Inc.
2.65% 04/17/20	78,000	77,282
3.70% 03/28/22	71,000	69,995
4.40% 07/13/27	25,000	23,923
Schlumberger Holdings Corp.
3.00% 12/21/20 (b)	32,000	31,810
4.00% 12/21/25 (b)	12,000	11,961
Select Income REIT 4.25% 05/15/24	39,000	37,269
Sempra Energy
3.80% 02/01/38	14,000	12,710
4.00% 02/01/48	14,000	12,601

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Shell International Finance BV
3.25% 05/11/25	27,000	26,455
3.40% 08/12/23	54,000	54,086
3.75% 09/12/46	14,000	13,056
4.13% 05/11/35	20,000	20,292
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21	36,000	34,466
2.88% 09/23/23	42,000	39,540
3.20% 09/23/26	12,000	10,977
Simon Property Group LP 3.38% 06/15/27	39,000	37,458
Sinclair Television Group Inc. 5.38% 04/01/21	60,000	60,451
Smithfield Foods Inc.
2.70% 01/31/20 (b)	16,000	15,772
4.25% 02/01/27 (b)	24,000	23,095
South Carolina Electric & Gas Co. 4.10% 06/15/46	7,000	6,368
Southern California Edison Co. 2.40% 02/01/22	34,000	32,850
Southern Copper Corp. 5.88% 04/23/45	14,000	14,923
Southwestern Electric Power Co. 2.75% 10/01/26	38,000	34,846
Spectra Energy Partners LP
3.38% 10/15/26	11,000	10,198
4.50% 03/15/45	6,000	5,559
Sprint Corp. 7.63% 02/15/25	134,000	137,351
Standard Industries Inc. 5.38% 11/15/24 (b)	118,000	116,526
Suncor Energy Inc. 4.00% 11/15/47	9,000	8,472
Sysco Corp. 3.25% 07/15/27	33,000	30,941
T-Mobile USA Inc. 4.50% 02/01/26	112,000	104,587
Tampa Electric Co. 4.35% 05/15/44	35,000	35,620
Target Corp. 2.50% 04/15/26	36,000	33,105
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (b)	14,000	14,739
Teck Resources Ltd. 4.75% 01/15/22	38,000	38,081
Telecom Italia S.p.A. 5.30% 05/30/24 (b)	200,000	198,001

	Principal Amount ($)	Fair Value $
Telefonica Emisiones SAU 4.10% 03/08/27	150,000	145,168
Tenet Healthcare Corp.
4.75% 06/01/20	90,000	90,226
6.00% 10/01/20	96,000	98,641
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19	122,000	119,195
2.20% 07/21/21	18,000	16,696
2.80% 07/21/23	86,000	74,148
Texas Instruments Inc. 4.15% 05/15/48	20,000	20,303
The Allstate Corp. 4.20% 12/15/46	14,000	13,750
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (i)	51,000	52,470
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66% 05/16/23 (i)	40,000	38,811
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (i)	98,000	92,734
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (i)	56,000	50,703
The Boeing Co.
3.25% 03/01/28	42,000	40,975
3.55% 03/01/38	42,000	40,457
The Dow Chemical Co. 4.25% 10/01/34	32,000	30,913
The George Washington University 4.13% 09/15/48	25,000	25,392
The Goldman Sachs Group Inc.
2.30% 12/13/19	138,000	136,472
2.35% 11/15/21	77,000	74,129
2.63% 04/25/21	61,000	59,643
2.90% 07/19/18	60,000	60,013
3.85% 01/26/27	61,000	58,604
4.25% 10/21/25	24,000	23,629
4.80% 07/08/44	13,000	12,965
5.15% 05/22/45	38,000	37,683

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (i)	207,000	199,808
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81% 04/23/29 (i)	43,000	40,892
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02% 10/31/38 (i)	24,000	21,835
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22% 05/01/29 (i)	48,000	47,316
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.47% 02/12/47 (b)(i)	30,000	28,465
The Home Depot Inc.
3.35% 09/15/25	51,000	50,181
3.50% 09/15/56	16,000	13,687
3.90% 06/15/47	15,000	14,376
The Kroger Co.
2.95% 11/01/21	57,000	56,176
4.65% 01/15/48	13,000	12,280
The Men’s Wearhouse Inc. 7.00% 07/01/22	33,000	34,033
The Mosaic Co. 5.63% 11/15/43	6,000	6,038
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (b)	38,000	36,196
The Sherwin-Williams Co.
2.25% 05/15/20	39,000	38,400
2.75% 06/01/22	13,000	12,594
3.45% 06/01/27	14,000	13,254
4.50% 06/01/47	23,000	21,998
The Southern Co.
1.85% 07/01/19	138,000	136,693
3.25% 07/01/26	17,000	15,967
4.40% 07/01/46	11,000	10,747
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63% 09/15/31 (i)	95,000	89,299

	Principal Amount ($)	Fair Value $
The Walt Disney Co. 4.13% 06/01/44	12,000	11,571
Time Warner Cable LLC
4.50% 09/15/42	7,000	5,792
6.55% 05/01/37	22,000	23,261
Transcontinental Gas Pipe Line Company LLC 4.00% 03/15/28 (b)	28,000	27,415
Tyco Electronics Group S.A.
2.35% 08/01/19	84,000	83,568
3.13% 08/15/27	38,000	35,570
Tyson Foods Inc.
2.65% 08/15/19	16,000	15,938
4.55% 06/02/47	6,000	5,746
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13% 12/29/49 (i)	94,000	96,469
Union Pacific Corp.
3.20% 06/08/21	54,000	54,121
3.50% 06/08/23	52,000	52,069
3.60% 09/15/37	10,000	9,143
4.10% 09/15/67	15,000	13,164
United Rentals North America Inc. 4.88% 01/15/28	43,000	39,764
United Technologies Corp. 4.50% 06/01/42	10,000	9,848
UnitedHealth Group Inc. 4.75% 07/15/45	33,000	35,379
Vale Overseas Ltd.
4.38% 01/11/22	8,000	8,121
6.25% 08/10/26	25,000	27,128
6.88% 11/10/39	11,000	12,428
Vale S.A. 5.63% 09/11/42	8,000	8,114
Valeant Pharmaceuticals International Inc. 7.00% 03/15/24 (b)	147,000	154,131
Ventas Realty LP 3.25% 10/15/26	45,000	41,745
Verizon Communications Inc.
3.38% 02/15/25	52,000	49,886
4.33% 09/21/28 (b)	46,000	45,673
4.40% 11/01/34	33,000	31,107
4.67% 03/15/55	22,000	19,514
4.86% 08/21/46	79,000	73,978
5.01% 04/15/49	12,000	11,687
5.25% 03/16/37	22,000	22,613
Viacom Inc.
3.45% 10/04/26	19,000	17,346
5.25% 04/01/44	7,000	6,626

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Virginia Electric & Power Co. 4.00% 11/15/46	43,000	41,200
Visa Inc.
3.15% 12/14/25	36,000	34,820
4.30% 12/14/45	18,000	18,682
Vodafone Group PLC
4.38% 05/30/28	55,000	54,345
5.25% 05/30/48	14,000	13,941
Vornado Realty LP 3.50% 01/15/25	24,000	23,038
Vulcan Materials Co. 3.90% 04/01/27	14,000	13,402
Wabtec Corp. 3.45% 11/15/26	39,000	35,787
Walgreens Boots Alliance Inc. 4.65% 06/01/46	9,000	8,305
Walmart Inc.
3.63% 12/15/47	18,000	16,782
3.70% 06/26/28	52,000	52,496
3.95% 06/28/38	20,000	20,082
4.05% 06/29/48	20,000	20,155
Warner Media LLC 5.35% 12/15/43	39,000	38,074
WEC Energy Group Inc. 3.55% 06/15/25	65,000	63,954
WellCare Health Plans Inc. 5.25% 04/01/25	44,000	43,781
Wells Fargo & Co.
2.63% 07/22/22	82,000	78,864
3.90% 05/01/45	5,000	4,541
4.75% 12/07/46	61,000	58,879
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (i)	61,000	62,908
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (i)	57,000	57,215
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.11% 03/29/49 (i)	44,000	44,564
Wells Fargo Bank NA 2.60% 01/15/21	250,000	246,036
Western Digital Corp. 4.75% 02/15/26	30,000	29,151
Western Gas Partners LP
4.00% 07/01/22	95,000	94,162
5.38% 06/01/21	43,000	44,595

	Principal Amount ($)	Fair Value $
Westlake Chemical Corp.
3.60% 08/15/26	24,000	22,791
4.38% 11/15/47	5,000	4,614
5.00% 08/15/46	9,000	9,105
WestRock Co. 3.00% 09/15/24 (b)	28,000	26,535
William Lyon Homes Inc. 5.88% 01/31/25	20,000	18,751
Williams Partners LP
3.75% 06/15/27	10,000	9,451
3.90% 01/15/25	24,000	23,401
4.85% 03/01/48	21,000	20,119
4.90% 01/15/45	9,000	8,634
5.40% 03/04/44	7,000	7,196
Willis North America Inc. 3.60% 05/15/24	41,000	39,701
WPP Finance 2010 3.75% 09/19/24	39,000	37,743
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (b)	42,000	39,271
Xilinx Inc. 2.95% 06/01/24	24,000	22,806
XPO Logistics Inc. 6.50% 06/15/22 (b)	38,000	38,906
Yamana Gold Inc. 4.63% 12/15/27	26,000	24,980
Zoetis Inc. 3.00% 09/12/27	15,000	13,894

		27,881,757

Non-Agency Collateralized Mortgage Obligations - 1.2%
BANK 2018-BNK10 4.16% 02/15/61 (i)	47,011	46,053
BANK 2018-BNK11 4.50% 03/15/61 (i)	35,000	35,899
BANK 2018-BNK12 4.55% 05/15/61 (i)	53,333	53,055
BXP Trust 2017-GM 3.38% 06/13/39 (b)	171,000	166,128
Citigroup Commercial Mortgage Trust 2015-GC33 3.78% 09/10/58	100,000	100,893
Citigroup Commercial Mortgage Trust 2016-P5 2.94% 10/10/49	90,682	85,845
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (i)	228,583	228,691
4.03% 12/10/49 (i)	78,331	79,406
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51	64,000	66,027

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

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Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (i)	55,000	57,289
GS Mortgage Securities Trust 2015-GC28 1.27% 02/10/48 (i)(g)	967,784	45,506
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49	181,000	170,162
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50	90,062	89,860
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50	184,426	180,070
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (i)	73,000	74,281
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.17% 07/15/45 (i)	25,000	25,414
LB-UBS Commercial Mortgage Trust 2004-C8 0.33% 12/15/39 (b)(g)(i)	13,064	39
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (i)	3,091	3,124
6.11% 07/15/40 (b)	7,090	7,123
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (**)(g)	246	—
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.52% 02/15/48 (g)(i)	700,209	43,710
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.09% 03/15/48 (g)(i)	849,159	39,738
Morgan Stanley Capital I Trust 2006-IQ11 6.37% 10/15/42 (i)	40,000	40,895
Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (i)	13,663	13,783
Morgan Stanley Capital I Trust 2016-UBS9 1.38% 03/15/49 (g)(i)	568,873	37,997
Wells Fargo Commercial Mortgage Trust 2015-C26 1.42% 02/15/48 (g)(i)	934,377	49,072

	Principal Amount ($)	Fair Value $
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50	115,209	114,168
Wells Fargo Commercial Mortgage Trust 2018-C44 4.69% 05/15/51	36,000	37,059
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46	55,000	56,230
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (i)	123,000	126,689

		2,074,206

Sovereign Bonds - 0.3%
Government of Colombia 2.63% 03/15/23	200,000	190,000
Government of Mexico
4.00% 10/02/23	26,000	26,305
4.75% 03/08/44	56,000	52,828
Government of Peru 5.63% 11/18/50	26,000	30,472
Government of Uruguay 5.10% 06/18/50	29,803	29,534

		329,139

Municipal Bonds and Notes - 0.6%
American Municipal Power Inc. 6.27% 02/15/50	25,000	31,986
Commonwealth of Massachusetts 5.00% 01/01/45	100,000	115,357
Metropolitan St. Louis Sewer District 5.00% 05/01/47	100,000	115,590
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39	15,000	15,505
New York City Water & Sewer System 5.00% 06/15/40	300,000	347,545
Port Authority of New York & New Jersey 4.46% 10/01/62	95,000	100,997
State of California
4.60% 04/01/38	50,000	52,474
5.70% 11/01/21	55,000	59,883
State of Illinois 5.10% 06/01/33	25,000	23,759
The University of Texas System 3.35% 08/15/47	25,000	23,086

		886,182

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

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Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

FNMA (TBA) - 0.2%
Lehman 5.50% TBA (n)(o)	36,429	1,787

Total Bonds and Notes (Cost $61,552,630)		60,846,267

Exchange Traded & Mutual Funds - 30.0%
SPDR Bloomberg Barclays High Yield Bond ETF (p)	173,223	6,146,452
State Street Global Equity ex-U.S. Index Portfolio (p)	5,156,754	53,733,881

Total Exchange Traded & Mutual Funds (Cost $55,826,181)		59,880,333

Purchased Options - 0.2%
10 Yr. U.S. Treasury Notes Futures Options (Strike price 120.50 USD, expiration date 08/24/2018) (Cost $16,528)	39,000	21,938

Total Investments in Securities (Cost $182,610,892)		197,567,830

	Principal Amount ($) or Number of Shares	Fair Value $
Short-Term Investments - 2.7%
Dreyfus Treasury Cash Management - Institutional Shares 1.76% (d)	999,376	999,376
State Street Institutional Treasury Money Market Fund - Premier Class 1.74% (d)(p)	1,504,447	1,504,447
State Street Institutional Treasury Plus Fund - Premier Class 1.80% (d)(p)	999,376	999,376
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (d)(p)	1,829,075	1,829,075
U.S. Treasury Bills 2.13% (d)	34,680	34,689

Total Short-Term Investments (Cost $5,366,954)		5,366,963

Total Investments (Cost $187,977,846)		202,934,793

Liabilities in Excess of Other Assets, net - (0.9)%		(1,907,860)

NET ASSETS - 100.0%		201,026,933

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group Inc.	$1,516	1.00%/ Quarterly	12/20/22	$(26,074)	$(28,577)	$2,503

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$2,750	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(10,102)	$—	$(10,102)
CME Group, Inc.	2,751	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(10,457)	—	(10,457)

								$(20,559)

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 Emini Index Futures	September 2018	3	417,607	$408,240	$(9,367)
Ultra Long-Term U.S. Treasury Bond Futures	September 2018	14	2,146,464	2,233,875	87,411
2 Yr. U.S. Treasury Notes Futures	September 2018	59	12,472,737	12,497,859	25,122
5 Yr. U.S. Treasury Notes Futures	September 2018	15	1,693,943	1,704,258	10,315
10 Yr. U.S. Treasury Ultra Futures	September 2018	32	3,821,003	3,846,000	24,997

					$138,478

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	September 2018	5	(713,702)	$(725,000)	$(11,298)
10 Yr. U.S. Treasury Ultra Futures	September 2018	22	(2,797,896)	(2,821,156)	(23,260)

					$(34,558)

					$103,920

The Fund had the following open Purchased Options contracts at June 30, 2018:

Purchased Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
10 Yr. U.S. Treasury Note Futures - September 2018	Goldman Sachs & Co.	120.50	8/24/2018	39	$39,000	$21,938	$16,528	$5,410

Totalpurchased option contracts								$5,410

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

The Fund had the following open Written Options contracts at June 30, 2018:

Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
U.S. Treasury Bond Futures - September 2018	Goldman Sachs & Co.	145	8/24/2018	(15)	$(15,000)	$(21,563)	$(16,239)	$(5,324)

Totalwritten option contracts								$(5,324)

During the period ended June 30, 2018 average notional values related to derivative contracts were as follows:

	Purchased Call Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$4,194	$4,797	$15,290,765	$6,724,223	$1,550,839	$5,787,384

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities
	Domestic Equity	$75,139,303	$39,596	$—	$75,178,899
	Foreign Equity	1,640,393	—	—	1,640,393
	U.S. Treasuries	—	21,487,640	—	21,487,640
	Agency Mortgage Backed	—	6,599,973	—	6,599,973
	Agency Collateralized Mortgage Obligations	—	119,092	—	119,092
	Asset Backed	—	1,466,491	—	1,466,491
	Corporate Notes	—	27,881,757	—	27,881,757
	Non-Agency Collateralized Mortgage Obligations	—	2,074,206	—	2,074,206
	Sovereign Bonds	—	329,139	—	329,139
	Municipal Bonds and Notes	—	886,182	—	886,182
	FNMA (TBA)	—	—	1,787	1,787
	Exchange Traded & Mutual Funds	59,880,333	—	—	59,880,333
	Purchased Options	22,938	—	—	22,938
	Short-Term Investments	5,332,274	34,689	—	5,366,963

	Total Investments in Securities	$142,015,241	$60,918,765	$1,787	$202,934,793

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$2,503	$—	$2,503
	Credit Default Swap Contracts - Unrealized Depreciation	—	(20,559)	—	(20,559)
	Written Options Contracts	(5,324)	—		(5,324)
	Long Futures Contracts - Unrealized Appreciation	147,845	—	—	147,845
	Long Futures Contracts - Unrealized Depreciation	(9,367)	—	—	(9,367)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	39

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total

	Short Futures Contracts - Unrealized Depreciation	$(34,558)	$—	$—	$(34,558)

	Total Other Financial Instruments	$98,596	$(18,056)	$—	$80,540

The Fund was invested in the following countries/territories at June 30, 2018 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	97.08%
Ireland	0.45%
United Kingdom	0.38%
Canada	0.34%
Netherlands	0.28%
France	0.18%
Luxembourg	0.18%
Germany	0.17%
Mexico	0.16%
Switzerland	0.16%
Colombia	0.12%
Italy	0.10%
Japan	0.10%

Country/Territory	Percentage (based on Fair Value)

Supranational	0.08%
Spain	0.07%
Bermuda	0.06%
Mult	0.02%
Peru	0.01%
Uruguay	0.01%
Brazil	0.01%
Cayman Islands	0.01%
Jersey	0.01%
China	0.01%
Australia	0.01%

100.00%

The Fund’s percentage share of investment in the various categories, based on Fair Value, is as follows at June 30, 2018 (unaudited):

Industry	Domestic	Foreign	Total

Exchange Traded Funds	29.51%	0.00%	29.51%
Internet Software & Services	2.01%	0.00%	2.01%
Diversified Banks	1.85%	0.00%	1.85%
Technology Hardware, Storage & Peripherals	1.69%	0.01%	1.70%
Pharmaceuticals	1.63%	0.02%	1.65%
Internet & Direct Marketing Retail	1.60%	0.00%	1.60%
Systems Software	1.54%	0.00%	1.54%
Semiconductors	1.38%	0.00%	1.38%
Data Processing & Outsourced Services	1.21%	0.00%	1.21%
Healthcare Equipment	0.90%	0.19%	1.09%
Integrated Oil & Gas	1.08%	0.00%	1.08%
Aerospace & Defense	1.02%	0.00%	1.02%
Biotechnology	0.96%	0.00%	0.96%
Managed Healthcare	0.76%	0.00%	0.76%
Integrated Telecommunication Services	0.72%	0.00%	0.72%
Electric Utilities	0.70%	0.00%	0.70%

Oil & Gas Exploration & Production	0.62%	0.00%	0.62%
Industrial Conglomerates	0.61%	0.00%	0.61%
Multi-Sector Holdings	0.60%	0.00%	0.60%
Soft Drinks	0.57%	0.00%	0.57%
Application Software	0.56%	0.00%	0.56%
Household Products	0.53%	0.00%	0.53%
IT Consulting & Other Services	0.34%	0.16%	0.50%
Home Improvement Retail	0.50%	0.00%	0.50%
Regional Banks	0.49%	0.00%	0.49%
Specialized REITs	0.44%	0.00%	0.44%
Asset Management & Custody Banks	0.41%	0.00%	0.41%

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total
Communications Equipment	0.39%	0.00%	0.39%

Restaurants	0.39%	0.00%	0.39%
Movies & Entertainment	0.39%	0.00%	0.39%
Packaged Foods & Meats	0.38%	0.00%	0.38%
Tobacco	0.38%	0.00%	0.38%
Investment Banking & Brokerage	0.38%	0.00%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Railroads	0.36%	0.00%	0.36%
Financial Exchanges & Data	0.35%	0.00%	0.35%
Hypermarkets & Super Centers	0.35%	0.00%	0.35%
Cable & Satellite	0.35%	0.00%	0.35%
Life Sciences Tools & Services	0.33%	0.00%	0.33%
Property & Casualty Insurance	0.18%	0.12%	0.30%
Oil & Gas Equipment & Services	0.27%	0.02%	0.29%
Industrial Machinery	0.27%	0.02%	0.29%
Diversified Chemicals	0.28%	0.00%	0.28%
Life & Health Insurance	0.27%	0.00%	0.27%
Consumer Finance	0.27%	0.00%	0.27%
Healthcare Services	0.26%	0.00%	0.26%
Oil & Gas Refining & Marketing	0.26%	0.00%	0.26%
Air Freight & Logistics	0.25%	0.00%	0.25%
Construction Machinery & Heavy Trucks	0.20%	0.00%	0.20%
Apparel Retail	0.19%	0.00%	0.19%
Specialty Chemicals	0.19%	0.00%	0.19%
Home Entertainment Software	0.19%	0.00%	0.19%

Retail REITs	0.19%	0.00%	0.19%
Electrical Components & Equipment	0.18%	0.00%	0.18%
Hotels, Resorts & Cruise Lines	0.18%	0.00%	0.18%
Insurance Brokers	0.09%	0.09%	0.18%
Footwear	0.17%	0.00%	0.17%
Airlines	0.17%	0.00%	0.17%
Automobile Manufacturers	0.15%	0.00%	0.15%
Residential REITs	0.15%	0.00%	0.15%
Semiconductor Equipment	0.15%	0.00%	0.15%
General Merchandise Stores	0.14%	0.00%	0.14%
Apparel, Accessories & Luxury Goods	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.14%	0.00%	0.14%
Multi-Line Insurance	0.14%	0.00%	0.14%
Industrial Gases	0.13%	0.00%	0.13%
Healthcare Distributors	0.12%	0.00%	0.12%
Building Products	0.09%	0.02%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Paper Packaging	0.10%	0.00%	0.10%

Research & Consulting Services	0.08%	0.02%	0.10%
Health Care REITs	0.09%	0.00%	0.09%
Office REITs	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.09%	0.00%	0.09%
Distillers & Vintners	0.08%	0.00%	0.08%
Drug Retail	0.08%	0.00%	0.08%
Electronic Components	0.08%	0.00%	0.08%
Healthcare Supplies	0.08%	0.00%	0.08%
Agricultural & Farm Machinery	0.08%	0.00%	0.08%
Industrial REITs	0.07%	0.00%	0.07%
Trading Companies & Distributors	0.07%	0.00%	0.07%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	41

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Facilities	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%

Electronic Manufacturing Services	0.01%	0.05%	0.06%
Home Building	0.06%	0.00%	0.06%
Commodity Chemicals	0.06%	0.00%	0.06%
Specialty Stores	0.06%	0.00%	0.06%
Food Distributors	0.06%	0.00%	0.06%
Auto Parts & Equipment	0.01%	0.04%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Broadcasting	0.05%	0.00%	0.05%
Fertilizers & Agricultural Chemicals	0.05%	0.00%	0.05%
Department Stores	0.05%	0.00%	0.05%
Diversified Support Services	0.05%	0.00%	0.05%
Casinos & Gaming	0.05%	0.00%	0.05%
Agricultural Products	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Copper	0.04%	0.00%	0.04%
Distributors	0.04%	0.00%	0.04%
Food Retail	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Home Furnishings	0.03%	0.00%	0.03%
Steel	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Gold	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%

Healthcare Technology	0.03%	0.00%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Leisure Products	0.03%	0.00%	0.03%
Hotel & Resort REITs	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Housewares & Specialties	0.02%	0.00%	0.02%
Metal & Glass Containers	0.02%	0.00%	0.02%
Brewers	0.02%	0.00%	0.02%
Household Appliances	0.02%	0.00%	0.02%
Trucking	0.02%	0.00%	0.02%
Reinsurance	0.00%	0.02%	0.02%
Publishing	0.01%	0.00%	0.01%
Electronic Equipment & Instruments	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%

Tires & Rubber	0.01%	0.00%	0.01%
Consumer Electronics	0.00%	0.01%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			67.37%

See Notes to Schedules of Investments and Notes to Financial Statements.

42	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

Sector	Percentage (based on Fair Value)

Corporate Notes	13.74%
U.S. Treasuries	10.59%
Agency Mortgage Backed	3.25%
Non-Agency Collateralized Mortgage Obligations	1.03%
Asset Backed	0.72%
Municipal Bonds and Notes	0.44%
Sovereign Bonds	0.16%
Agency Collateralized Mortgage Obligations	0.06%
FNMA (TBA)	0.00%	***

	29.99%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	2.64%

2.64%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	173,223	$6,360,749	$—	$—	$—	$(214,797)	173,223	$6,145,952	$139,136	$—
State Street Corp.	1,259	122,891	—	6,517	1,539	(6,669)	1,195	111,244	1,031	—
State Street Global Equity ex-U.S. Index Portfolio	5,392,983	58,298,151	—	2,660,000	251,056	(2,155,826)	5,156,754	53,733,381	—	—
State Street Institutional Treasury Money Market Fund - Premier Class	1,588,325	1,588,325	5,453,282	5,537,160	—	—	1,504,447	1,504,447	10,906	—
State Street Institutional Treasury Plus Fund - Premier Class	2,107,995	2,107,995	828,220	1,936,839	—	—	999,376	999,376	13,202	—
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,759,353	1,759,353	9,251,471	9,181,749	—	—	1,829,075	1,829,075	13,603	—

TOTAL		$70,237,464	$15,532,973	$19,322,265	$252,595	$(2,377,292)		$64,323,475	$177,878	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	43

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period
January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period
June 30, 2018	$997.50	$1,023.80
Expenses paid during the period*	$0.99	$1.00

*

Expenses are equal to the Fund’s annualized expense ratio of 0.20% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

44	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,421,796 (in thousands) as of June 30, 2018 (a)(b)

Quality Ratings

as of June 30, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
AAA	13.62%
AA	43.85%
A	32.66%
BBB	3.79%
BB and lower	0.41%
NR	5.67%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund – Class G Shares

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investor Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Tax-Exempt Income Fund	45

Elfun Tax-Exempt Income Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 99.6%†
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00% 12/01/27 (l)	2,115,000	2,353,360
5.00% 12/01/27	385,000	420,944

		2,774,304

Arizona - 2.0%
Maricopa County Industrial Development Authority 4.00% 01/01/41	3,000,000	3,103,110
Phoenix Civic Improvement Corp. (NPFG Insured) 5.50% 07/01/23 - 07/01/24 (m)	7,260,000	8,524,999
Salt River Project Agricultural Improvement & Power District 5.00% 12/01/21 - 01/01/38	9,500,000	10,434,045
University Medical Center Corp. 6.50% 07/01/39 (l)	1,000,000	1,047,840
University of Arizona 5.00% 06/01/46	5,000,000	5,714,600

		28,824,594

Arkansas - 0.3%
University of Arkansas 5.00% 11/01/46 - 11/01/47	3,580,000	4,113,587

		4,113,587

California - 10.2%
Bay Area Toll Authority 4.00% 04/01/47	5,000,000	5,228,950
California Educational Facilities Authority
5.25% 10/01/39 (l)	5,000,000	5,048,300
6.13% 10/01/36 (l)	735,000	836,217
6.13% 10/01/36	765,000	864,656
California Health Facilities Financing Authority
4.00% 11/15/41	1,000,000	1,035,230
5.50% 08/15/26 (l)	5,000,000	5,416,150
6.00% 07/01/39 (l)	5,000,000	5,227,850
6.50% 10/01/33 (l)	3,500,000	3,544,415

	Principal Amount ($)	Fair Value $
California State Department of Water Resources
5.00% 05/01/21 - 12/01/29	14,700,000	16,719,068
5.00% 12/01/21 (k)	5,000	5,536
5.00% 12/01/29 (l)	30,000	35,271
California State Public Works Board
5.00% 10/01/28	1,500,000	1,641,630
5.13% 10/01/31	2,000,000	2,190,040
5.25% 09/01/29	10,160,000	11,605,158
6.00% 04/01/26 (l)	8,475,000	8,768,320
California State University 4.00% 11/01/45	5,900,000	6,141,310
Los Angeles Harbor Department 5.00% 08/01/26	8,000,000	8,289,360
Marin Healthcare District 4.00% 08/01/47	2,500,000	2,622,250
San Diego Community College District 5.00% 08/01/41 (l)	10,000,000	11,010,700
San Francisco City & County Airport Commission-San Francisco International Airport 5.00% 05/01/48	7,500,000	8,692,125
State of California
5.00% 02/01/31 - 08/01/46	19,220,000	21,320,690
5.25% 04/01/35 - 11/01/40	12,750,000	13,798,880
University of California 5.00% 05/15/38	4,000,000	4,480,760

		144,522,866

Colorado - 2.1%
Colorado Health Facilities Authority 5.00% 06/01/47	1,750,000	1,918,525
Metro Wastewater Reclamation District 5.00% 04/01/27	1,730,000	1,906,425
Regional Transportation District
4.25% 11/01/36	3,405,000	3,897,738
5.00% 11/01/27 - 11/01/34	16,760,000	19,675,261
5.38% 06/01/31	2,500,000	2,651,575

		30,049,524

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Connecticut - 6.1%
Connecticut State Health & Educational Facility Authority
5.00% 07/01/40 (l)	6,775,000	7,200,605
5.00% 07/01/46	6,500,000	7,227,480
South Central Connecticut Regional Water Authority 5.00% 08/01/27 - 08/01/28	2,195,000	2,489,273
State of Connecticut 5.00% 01/01/22 - 05/01/37	17,600,000	19,682,896
State of Connecticut Special Tax Revenue
4.00% 09/01/36	5,750,000	5,902,950
5.00% 11/01/26 - 01/01/36	40,250,000	43,519,380
Town of Fairfield 5.00% 08/01/21	1,000,000	1,094,430

		87,117,014

Delaware - 1.1%
Delaware State Health Facilities Authority 5.00% 10/01/40	6,300,000	6,689,718
Delaware Transportation Authority 5.00% 06/01/45	6,680,000	7,415,668
State of Delaware
5.00% 07/01/28 (l)	825,000	878,501
5.00% 07/01/28	175,000	185,959

		15,169,846

District of Columbia - 2.4%
District of Columbia
5.00% 06/01/38 - 04/01/42	9,250,000	10,425,170
5.50% 04/01/36 (l)	15,000,000	15,145,350
District of Columbia Water & Sewer Authority 5.25% 10/01/29 (l)	5,000,000	5,047,300
Washington Metropolitan Area Transit Authority 5.00% 07/01/34	3,375,000	3,932,584

		34,550,404

Florida - 0.7%
Brevard County Health Facilities Authority 7.00% 04/01/39 (l)	1,000,000	1,040,000

	Principal Amount ($)	Fair Value $
City of Tampa Water & Wastewater System Revenue 5.00% 10/01/27	8,560,000	9,365,410

		10,405,410

Georgia - 8.9%
Athens-Clarke County Unified Government Water & Sewerage Revenue 5.50% 01/01/38 (l)	7,000,000	7,139,860
Atlanta Development Authority 5.25% 07/01/40	8,925,000	10,213,770
City of Atlanta Department of Aviation 5.00% 01/01/25 - 01/01/34	18,500,000	20,309,990
City of Atlanta Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	5,794,950
5.25% 11/01/30	5,690,000	6,459,743
6.25% 11/01/39 (l)	10,000,000	10,611,000
City of Atlanta Water & Wastewater Revenue (AGMC Insured) 5.75% 11/01/27 - 11/01/30 (m)	9,500,000	12,145,235
DeKalb Newton & Gwinnett Counties Joint Development Authority 6.00% 07/01/34 (l)	8,500,000	8,864,905
Gwinnett County Development Authority 5.00% 07/01/37 - 07/01/40	9,325,000	10,596,676
Municipal Electric Authority of Georgia
5.00% 01/01/35	5,500,000	6,029,100
5.25% 01/01/19	2,490,000	2,532,704
Richmond County Hospital Authority 4.00% 01/01/36	2,855,000	2,949,757
State of Georgia
4.00% 07/01/35 - 07/01/36 (c)	16,505,000	17,714,459
4.50% 01/01/29 (c)(l)	3,000,000	3,040,590
5.00% 01/01/26 (c)(l)	2,250,000	2,289,443

		126,692,182

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	47

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Hawaii - 1.9%
City & County of Honolulu 5.00% 04/01/33 (l)	10,000,000	10,260,200
State of Hawaii Airports System Revenue 5.25% 07/01/24	15,800,000	16,872,820

		27,133,020

Idaho - 0.3%
Idaho Health Facilities Authority 6.75% 11/01/37	4,000,000	4,066,400

Illinois - 2.6%
City of Chicago O’Hare International Airport Revenue 5.00% 01/01/46	1,000,000	1,096,200
5.25% 01/01/42	8,000,000	9,153,760
5.63% 01/01/35 (l)	4,035,000	4,402,588
5.63% 01/01/35	965,000	1,042,596
5.75% 01/01/39 (l)	9,655,000	10,563,825
5.75% 01/01/39	1,845,000	2,000,312
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (k)(m)	785,000	891,250
5.65% 06/15/22 (m)	3,520,000	3,898,189
Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (k)(m)	195,000	213,541
5.00% 10/01/21 (m)	3,805,000	4,140,487

		37,402,748

Indiana - 0.7%
Indiana Municipal Power Agency 5.50% 01/01/27 (l)	2,500,000	2,549,950
Indianapolis Local Public Improvement Bond Bank
5.75% 01/01/38 (l)	1,370,000	1,399,058
5.75% 01/01/38	5,630,000	5,739,278

		9,688,286

Kentucky - 2.8%
Kentucky State Property & Building Commission 5.00% 02/01/33 - 04/01/37	11,705,000	12,953,856

	Principal Amount ($)	Fair Value $
Kentucky State Property & Building Commission (AGC Insured) 5.25% 02/01/27 (l)(m)	10,665,000	10,897,816
Louisville & Jefferson County Metropolitan Sewer District 5.00% 05/15/30	14,340,000	15,645,514

		39,497,186

Louisiana - 1.0%
City of New Orleans Sewerage Service Revenue 5.00% 06/01/44 - 06/01/45	3,900,000	4,268,727
Louisiana Public Facilities Authority 5.00% 05/15/47 (l)	10,000	11,791
State of Louisiana 5.00% 09/01/19 (k)	10,050,000	10,447,276

		14,727,794

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21 (l)	315,000	336,325
5.25% 07/01/21	1,475,000	1,569,164
Maine Turnpike Authority
5.00% 07/01/42	1,000,000	1,087,330
6.00% 07/01/34 (l)	1,250,000	1,304,300

		4,297,119

Maryland - 3.4%
City of Baltimore 5.00% 07/01/38 - 07/01/46	24,375,000	27,392,156
County of Prince George’s
5.00% 09/15/24	3,450,000	3,772,540
5.00% 09/15/25 (l)	5,340,000	5,860,169
Maryland Economic Development Corp. 5.75% 06/01/35 (l)	3,000,000	3,225,690
Maryland Health & Higher Educational Facilities Authority
5.00% 07/01/34 (l)	1,945,000	2,009,399
5.00% 07/01/34 - 08/15/41	1,355,000	1,453,495
State of Maryland 5.00% 11/01/18	4,000,000	4,047,240

		47,760,689

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Massachusetts - 4.8%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,162,872
5.00% 03/01/46	10,000,000	11,105,300
Massachusetts Department of Transportation 5.00% 01/01/37	10,000,000	10,409,400
Massachusetts Development Finance Agency
4.00% 04/01/41 - 07/01/41	9,325,000	9,582,421
5.50% 11/15/36 (l)	4,000,000	4,059,960
5.75% 07/01/39 (l)	3,325,000	3,462,954
5.75% 07/01/39	1,675,000	1,725,300
Massachusetts Health & Educational Facilities Authority 5.00% 07/01/34 (l)	7,500,000	7,755,900
Massachusetts School Building Authority 5.00% 08/15/28	5,000,000	5,539,700
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,643,217
5.00% 08/01/41 (l)	3,000,000	3,272,940
6.50% 07/15/19 (k)	3,505,000	3,553,264

		68,273,228

Michigan - 1.4%
Lansing Board of Water & Light 5.00% 07/01/37	3,500,000	3,747,800
Michigan Finance Authority 5.00% 12/01/47	4,000,000	4,326,400
State of Michigan 5.00% 03/15/27	4,415,000	5,201,223
State of Michigan Trunk Line Revenue 5.50% 11/01/18	6,000,000	6,081,600
University of Michigan Revenue 5.00% 04/01/46	1,000,000	1,143,940

		20,500,963

Minnesota - 0.4%
Housing & Redevelopment Authority of The City of Saint Paul Minnesota 4.00% 11/15/43	1,000,000	1,031,530
University of Minnesota 5.00% 09/01/39	4,350,000	5,064,923

		6,096,453

	Principal Amount ($)	Fair Value $
Missouri - 1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 5.00% 10/01/44	8,010,000	8,841,919
Health & Educational Facilities Authority of the State of Missouri 4.00% 11/15/48	2,200,000	2,226,796
Kansas City Sanitary Sewer System Revenue 4.00% 01/01/40	1,725,000	1,788,928
Metropolitan St. Louis Sewer District 5.00% 05/01/45 - 05/01/46	3,000,000	3,405,015
Missouri Highway & Transportation Commission 5.00% 05/01/21	4,610,000	4,878,256
Missouri Joint Municipal Electric Utility Commission 5.00% 01/01/34	1,950,000	2,160,775
Missouri State Environmental Improvement & Energy Resources Authority 5.00% 01/01/24	525,000	526,360

		23,828,049

New Jersey - 7.2%
New Jersey Economic Development Authority
5.00% 06/15/41	7,250,000	7,743,943
5.25% 06/15/40	4,000,000	4,298,160
5.50% 12/15/29 (l)	3,345,000	3,468,129
5.50% 12/15/29	1,655,000	1,701,307
New Jersey Educational Facilities Authority 5.50% 09/01/30 - 09/01/33	14,700,000	16,479,765
New Jersey Health Care Facilities Financing Authority (AGMC Insured) 4.13% 07/01/38 (m)	6,215,000	6,419,038
New Jersey Higher Education Student Assistance Authority 5.63% 06/01/30	7,500,000	7,728,225
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	25,870,000	29,360,970
5.00% 01/01/38 (l)	4,000,000	4,468,280
5.25% 01/01/40 (l)	10,000,000	10,187,500

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	49

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

New Jersey Transportation Trust Fund Authority
5.00% 06/15/45	2,250,000	2,374,133
5.25% 06/15/36	7,350,000	7,655,025

		101,884,475

New Mexico - 0.1%
New Mexico Finance Authority 5.00% 06/15/23	1,750,000	1,857,170

New York - 11.3%
City of New York 5.00% 08/01/26 - 04/01/43	7,500,000	8,723,715
Hudson Yards Infrastructure Corp. 5.00% 02/15/39 - 02/15/45	11,000,000	12,544,310
Long Island Power Authority 6.00% 05/01/33 (l)	7,500,000	7,777,725
Metropolitan Transportation Authority 5.00% 11/15/29 - 11/15/37	7,960,000	8,932,749
New York City Transitional Finance Authority Building Aid Revenue 5.50% 07/15/31	10,000,000	10,028,600
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00% 11/01/21 - 02/01/43	32,500,000	35,908,100
New York City Water & Sewer System 5.00% 06/15/40	10,000,000	11,581,500
New York Liberty Development Corp.
5.00% 11/15/44	5,000,000	5,402,750
5.13% 01/15/44	10,000,000	10,446,300
New York State Dormitory Authority
4.00% 07/01/41	6,155,000	6,487,062
5.00% 10/01/45 - 07/01/46	9,000,000	11,139,050
5.50% 05/01/37 (l)	2,500,000	2,582,325
6.00% 07/01/40 (l)	2,000,000	2,165,060
New York State Thruway Authority 5.00% 05/01/19	6,000,000	6,171,480

	Principal Amount ($)	Fair Value $
New York State Urban Development Corp. 5.50% 01/01/19	9,000,000	9,180,270
Port Authority of New York & New Jersey 5.00% 11/15/47	4,000,000	4,610,080
Triborough Bridge & Tunnel Authority 5.00% 11/15/26	3,830,000	3,879,867
Westchester County Healthcare Corp.
6.13% 11/01/37 (l)	2,220,000	2,438,936
6.13% 11/01/37	280,000	302,669

		160,302,548

North Carolina - 1.9%
City of Charlotte 5.00% 06/01/23	4,320,000	4,582,699
City of Charlotte Water & Sewer System Revenue 5.00% 07/01/38	5,000,000	5,000,000
North Carolina Capital Facilities Finance Agency 4.00% 10/01/44	2,000,000	2,100,260
North Carolina Eastern Municipal Power Agency 5.00% 01/01/26 (l)	5,000,000	5,086,400
North Carolina Medical Care Commission 4.00% 06/01/42	1,500,000	1,561,935
State of North Carolina 4.75% 05/01/30 (l)	4,130,000	4,357,976
The University of North Carolina at Charlotte 5.00% 10/01/47	3,545,000	4,042,860

		26,732,130

Ohio - 4.5%
City of Cincinnati Water System Revenue 5.00% 12/01/36 (l)	2,500,000	2,757,375
City of Columbus 5.00% 07/01/26 - 08/15/30 (l)	18,055,000	20,588,431
County of Franklin 5.00% 12/01/47	1,125,000	1,271,801
Cuyahoga Community College District 5.00% 08/01/26 (l)	1,800,000	1,894,086
Northeast Ohio Regional Sewer District 4.00% 11/15/43	7,550,000	7,933,238
5.00% 11/15/38 (l)	12,000,000	13,613,520

See Notes to Schedules of Investments and Notes to Financial Statements.

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Ohio Higher Educational Facility Commission 6.25% 05/01/38 (l)	5,000,000	5,078,400
Ohio State Turnpike Commission 5.25% 02/15/39	6,000,000	6,637,740
University of Cincinnati 5.00% 06/01/45	3,500,000	3,984,995

		63,759,586

Oklahoma - 0.8%
Oklahoma Capital Improvement Authority 5.00% 07/01/28 - 07/01/29	5,000,000	5,667,450
Oklahoma Turnpike Authority 5.00% 01/01/28 - 01/01/47	5,000,000	5,457,705

		11,125,155

Oregon - 0.1%
Eugene Water Revenue 4.00% 08/01/45	1,000,000	1,044,930

Pennsylvania - 4.6%
City of Philadelphia 5.00% 08/01/36	5,000,000	5,603,600
City of Philadelphia Water & Wastewater Revenue 5.00% 01/01/36 - 10/01/47	13,000,000	14,129,670
Delaware River Port Authority 5.00% 01/01/29	5,000,000	5,589,000
Pennsylvania Economic Development Financing Authority 4.00% 11/15/42	5,000,000	5,070,150
Pennsylvania State University 5.00% 09/01/41	1,200,000	1,375,344
Pennsylvania Turnpike Commission
5.00% 06/01/29 (l)	10,000,000	10,308,000
5.25% 06/01/39 (l)	9,500,000	9,813,975
6.00% 12/01/34 (l)	12,000,000	13,165,747

		65,055,486

Rhode Island - 0.7%
Rhode Island Health & Educational Building Corp.
5.00% 09/01/43	5,000,000	5,535,150
6.25% 09/15/34 (l)	1,300,000	1,312,662

	Principal Amount ($)	Fair Value $
6.50% 09/15/28 (l)	1,000,000	1,010,240
Rhode Island Infrastructure Bank Water Pollution Control Revenue 5.00% 10/01/28	2,200,000	2,570,238

		10,428,290

South Carolina - 2.6%
Piedmont Municipal Power Agency 5.00% 01/01/25	2,315,000	2,515,595
Piedmont Municipal Power Agency (AGC Insured) 5.75% 01/01/34 (m)	5,500,000	6,037,680
South Carolina State Public Service Authority
5.00% 12/01/37 - 12/01/38	12,000,000	13,061,100
5.50% 01/01/38 (l)	14,970,000	15,269,100

		36,883,475

Tennessee - 0.6%
City of Memphis 4.00% 06/01/46	5,000,000	5,143,450
County of Shelby 5.00% 03/01/21	3,500,000	3,686,515

		8,829,965

Texas - 6.9%
City of Austin Airport System Revenue 5.00% 11/15/46	3,000,000	3,398,220
City of Austin Water & Wastewater System Revenue 5.00% 11/15/42	13,595,000	14,950,965
City of Dallas Waterworks & Sewer System Revenue 5.00% 10/01/46	3,550,000	4,076,075
City of Houston Utility System Revenue
5.00% 05/15/28 - 11/15/33	10,470,000	11,541,612
5.25% 11/15/30 - 11/15/31	12,000,000	12,931,080
County of Harris 5.00% 08/15/41	3,000,000	3,406,170
Dallas/Fort Worth International Airport 5.25% 11/01/29	5,000,000	5,652,400
Harris County-Houston Sports Authority 5.00% 11/15/30	2,000,000	2,237,560

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

North Texas Tollway Authority 5.00% 09/01/31 (l)	3,500,000	3,820,005
5.00% 01/01/39	1,000,000	1,120,510
6.00% 01/01/38 (l)	5,000,000	5,507,400
North Texas Tollway Authority (AGMC Insured) 4.00% 01/01/34 (m)	5,000,000	5,231,000
Texas Transportation Commission State Highway Fund 5.00% 04/01/23	10,750,000	12,160,830
The University of Texas System 5.00% 08/15/26	10,000,000	11,890,700

		97,924,527

Utah - 0.9%
Utah State Board of Regents 5.00% 11/01/30	4,000,000	4,280,960
Utah Transit Authority 5.00% 06/15/42 (l)	3,045,000	3,397,611
5.00% 06/15/42	4,455,000	4,817,281

		12,495,852

Virginia - 2.1%
County of Fairfax 4.00% 10/01/35	6,645,000	7,202,649

	Principal Amount ($)	Fair Value $
County of Henrico Water & Sewer Revenue 5.00% 05/01/46	2,530,000	2,891,967
University of Virginia 5.00% 04/01/47	6,000,000	6,931,680
Virginia Resources Authority 4.00% 11/01/41	5,585,000	5,879,944
5.00% 11/01/46	1,720,000	1,977,226
5.25% 11/01/38 (l)	2,390,000	2,420,090
5.25% 11/01/38	2,610,000	2,642,155

		29,945,711

Total Municipal Bonds and Notes (Cost $1,382,156,759)		1,415,760,966

Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $6,034,877) (d)(p)	6,034,877	6,034,877

Total Investments (Cost $1,388,191,636)		1,421,795,843

Other Assets and Liabilities, net - 0.0%*		333,681

NET ASSETS - 100.0%		1,422,129,524

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities
	Municipal Bonds and Notes	$—	$1,415,760,966	$—	$1,415,760,966
	Short-Term Investments	6,034,877	—	—	6,034,877

	Total Investments in Securities	$6,034,877	$1,415,760,966	$—	$1,421,795,843

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,243,370	$6,243,370	$102,164,326	$102,372,819	$—	$—	6,034,877	$6,034,877	$55,085	$—

TOTAL		$6,243,370	$102,164,326	$102,372,819	$—	$—		$6,034,877	$55,085	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

52	Elfun Tax-Exempt Income Fund

Elfun Income Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2018	$979.50	$1,023.06
Expenses paid during the period*	$1.72	$1.76

*

Expenses are equal to the Fund’s annualized expense ratio of 0.35% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Income Fund	53

Elfun Income Fund

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $246,368 (in thousands) as of June 30, 2018 (a)(b)

Quality Ratings

as of June 30, 2018 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
AAA	9.14%
AA	43.99%
A	9.62%
BBB	22.20%
BB and lower	11.73%
NR	3.32%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investor Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

54	Elfun Income Fund

Elfun Income Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.3%†
U.S. Treasuries - 34.4%
U.S. Treasury Bonds
2.75% 11/15/42 (h)	536,000	515,155
3.13% 05/15/48 (h)	4,554,400	4,681,650
3.75% 11/15/43 (h)	687,000	780,741
4.50% 02/15/36 (h)	3,868,200	4,730,267
U.S. Treasury Notes
1.38% 12/15/19 (h)	8,355,800	8,225,366
1.50% 11/30/19 - 02/28/23 (h)	29,892,400	28,914,465
1.88% 08/31/24 (h)	1,357,000	1,287,440
2.25% 03/31/20 - 11/15/25 (h)	27,479,900	27,064,349
2.88% 05/15/28 (h)	6,624,500	6,638,941

		82,838,374

Agency Mortgage Backed - 10.1%
Federal Home Loan Mortgage Corp.
4.50% 06/01/33 - 02/01/35 (h)	13,883	14,513
5.00% 07/01/35 - 06/01/41 (h)	784,702	833,503
5.50% 05/01/20 - 04/01/39 (h)	225,301	242,209
6.00% 07/01/19	836	839
6.00% 05/01/20 - 11/01/37 (h)	466,083	508,857
6.50% 07/01/29 (h)	1,852	2,062
7.00% 01/01/27 - 08/01/36 (h)	96,811	104,681
7.50% 11/01/29 - 09/01/33 (h)	7,574	7,895
8.00% 11/01/30 (h)	3,862	4,237
Federal National Mortgage Assoc.
3.00% 02/01/43 - 05/01/43 (h)	2,245,673	2,194,888
3.50% 11/01/42 - 08/01/45 (h)	1,152,511	1,156,063
4.00% 05/01/19 - 03/01/41 (h)	1,219,568	1,253,994
4.50% 05/01/19 - 01/01/41 (h)	3,137,155	3,297,005
5.00% 07/01/20 - 06/01/41 (h)	1,267,274	1,350,778
5.50% 06/01/20 - 01/01/39 (h)	837,806	900,659
6.00% 05/01/19 - 05/01/41 (h)	1,694,716	1,846,191

	Principal Amount ($)	Fair Value $
6.50% 01/01/19 - 08/01/36 (h)	101,106	111,122
7.00% 10/01/32 - 02/01/34 (h)	11,461	11,976
7.50% 12/01/26 - 12/01/33 (h)	50,652	54,783
8.00% 06/01/24 - 10/01/31 (h)	14,708	15,718
8.50% 04/01/30 (h)	2,918	3,475
9.00% 12/01/22 (h)	1,592	1,679
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.97% 04/01/37 (h)(i)	2,549	2,601
Federal National Mortgage Assoc. TBA
3.00% TBA (c)	2,351,840	2,338,034
3.50% TBA (c)	4,477,715	4,531,238
Government National Mortgage Assoc.
4.00% 01/20/41 - 04/20/43 (h)	1,896,041	1,959,831
4.50% 08/15/33 - 03/20/41 (h)	905,342	951,464
5.00% 08/15/33 (h)	50,339	53,060
6.00% 04/15/27 - 09/15/36 (h)	222,751	249,549
6.50% 04/15/19 - 09/15/36 (h)	87,542	96,428
7.00% 11/15/27 - 10/15/36 (h)	53,020	56,603
7.50% 03/15/23 - 11/15/31 (h)	22,869	23,353
8.00% 09/15/27 - 06/15/30 (h)	27,480	28,179
9.00% 12/15/21 (h)	810	852

		24,208,319

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (g)(h)(i)	1,004,799	2,335
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/24 - 11/15/30 (g)(h)	411,732	30,551
5.50% 06/15/33 (g)(h)	43,823	8,613
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.53% 08/15/25 (g)(h)(i)	163,785	9,802

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	55

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (d)(f)(h)	874	794
8.00% 02/01/23 - 07/01/24 (g)(h)	2,860	417
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (d)(f)(h)	746	732
1.16% 12/25/42 (g)(h)(i)	229,890	8,866
5.00% 02/25/40 - 09/25/40 (g)(h)	186,018	20,967
8.00% 05/25/22 (g)(h)	3	35
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
3.91% 07/25/38 (g)(h)(i)	48,622	4,851
Federal National Mortgage Assoc. REMIC 6.20% - 1 month USD LIBOR
4.11% 06/25/48 (g)(i)	2,065,285	316,955
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (d)(f)(h)	46,193	38,885
4.50% 08/25/35 - 01/25/36 (g)(h)	93,488	16,801
5.00% 03/25/38 - 05/25/38 (g)(h)	52,154	10,580
5.50% 12/25/33 (g)(h)	14,364	3,255
6.00% 01/25/35 (g)(h)	51,866	10,052
7.50% 11/25/23 (g)(h)	7,137	961
8.00% 08/25/23 - 07/25/24 (g)(h)	5,603	963
8.50% 07/25/22 (g)(h)	1,070	103
9.00% 05/25/22 (g)(h)	913	82
Government National Mortgage Assoc. REMIC
4.50% 05/20/38 - 08/16/39 (g)(h)	120,310	9,683
5.00% 09/20/38 (g)(h)	36,634	1,059
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
4.71% 01/16/40 (g)(h)(i)	252,087	41,243

		538,585

Asset Backed - 2.5%
American Express Credit Account Master Trust 2017-6
2.04% 05/15/23 (h)	1,488,065	1,458,241
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22	603,000	601,404

	Principal Amount ($)	Fair Value $
BA Credit Card Trust 2017-A2
1.84% 01/17/23 (h)	888,000	868,710
BA Credit Card Trust 2018-A1
2.70% 07/17/23 (h)	528,000	524,585
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (b)	333,000	333,112
Chase Funding Trust 2004-1
4.99% 11/25/33 (h)(j)	191,992	198,576
Citibank Credit Card Issuance Trust 2016-A1
1.75% 11/19/21 (h)	1,869,000	1,841,509
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (b)	135,000	135,052

		5,961,189

Corporate Notes - 45.3%
21st Century Fox America Inc.
3.38% 11/15/26 (h)	32,000	30,667
4.50% 02/15/21 (h)	79,000	81,210
4.75% 11/15/46 (h)	19,000	19,656
6.65% 11/15/37 (h)	144,000	178,343
Abbott Laboratories
2.90% 11/30/21 (h)	319,000	314,001
3.75% 11/30/26 (h)	86,000	84,491
4.90% 11/30/46 (h)	86,000	92,584
AbbVie Inc.
2.00% 11/06/18 (h)	326,000	325,244
3.20% 05/14/26 (h)	180,000	168,215
4.45% 05/14/46 (h)	65,000	62,130
4.70% 05/14/45 (h)	56,000	55,518
Acadia Healthcare Company Inc.
6.50% 03/01/24 (h)	208,000	212,680
Activision Blizzard Inc.
2.30% 09/15/21	452,000	436,849
AES Corp.
4.88% 05/15/23 (h)	365,000	364,087
Aetna Inc.
3.50% 11/15/24 (h)	178,000	172,980
Aflac Inc.
4.00% 10/15/46 (h)	53,000	49,810
Alexandria Real Estate Equities Inc.
4.70% 07/01/30	84,000	84,904
Alibaba Group Holding Ltd. 4.00% 12/06/37 (h)	200,000	185,278
4.40% 12/06/57 (h)	200,000	184,290
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (b)(h)	175,000	168,364
3.55% 07/26/27 (b)(h)	168,000	158,891
4.50% 07/26/47 (b)(h)	52,000	48,929

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Allergan Finance LLC
3.25% 10/01/22	166,000	161,327
Allergan Funding SCS
3.00% 03/12/20 (h)	246,000	244,792
3.45% 03/15/22 (h)	106,000	104,333
4.55% 03/15/35 (h)	49,000	46,520
4.75% 03/15/45 (h)	50,000	47,728
Allergan Sales LLC
5.00% 12/15/21 (b)	292,000	302,117
Altria Group Inc.
2.95% 05/02/23 (h)	136,000	132,203
3.88% 09/16/46 (h)	12,000	10,566
4.50% 05/02/43 (h)	72,000	69,302
Amazon.com Inc.
2.80% 08/22/24	105,000	101,192
3.15% 08/22/27	95,000	91,134
3.88% 08/22/37	71,000	69,373
4.05% 08/22/47	65,000	63,381
4.25% 08/22/57	80,000	78,837
AMC Networks Inc.
4.75% 08/01/25 (h)	10,000	9,600
Ameren Corp.
3.65% 02/15/26	86,000	83,521
America Movil SAB de C.V.
3.13% 07/16/22 (h)	205,000	201,494
5.00% 03/30/20 (h)	317,000	325,765
American Axle & Manufacturing Inc.
6.25% 04/01/25 (h)	176,000	173,800
American Campus Communities Operating Partnership LP
3.35% 10/01/20 (h)	157,000	156,527
4.13% 07/01/24 (h)	94,000	93,589
American Express Credit Corp.
2.25% 05/05/21 (h)	197,000	191,726
American International Group Inc.
4.50% 07/16/44 (h)	172,000	160,395
6.40% 12/15/20 (h)	79,000	84,667
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (i)	97,000	95,160
American Tower Corp. (REIT)
3.38% 10/15/26 (h)	73,000	67,765
3.40% 02/15/19 (h)	385,000	386,136
American Water Capital Corp.
2.95% 09/01/27 (h)	152,000	142,851
Amgen Inc.
2.20% 05/22/19 (h)	334,000	332,159
2.65% 05/11/22 (h)	190,000	184,296

	Principal Amount ($)	Fair Value $
3.20% 11/02/27 (h)	121,000	113,304
4.56% 06/15/48 (h)	98,000	95,986
AMN Healthcare Inc.
5.13% 10/01/24 (b)	289,000	280,330
Anadarko Petroleum Corp.
4.85% 03/15/21 (h)	16,000	16,488
6.20% 03/15/40 (h)	86,000	96,795
6.60% 03/15/46 (h)	16,000	19,281
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (h)	54,000	52,396
5.25% 01/15/25 (h)	734,000	751,763
5.50% 10/15/19 (h)	293,000	299,592
6.25% 10/15/22	199,000	206,089
Anheuser-Busch InBev Finance Inc.
2.65% 02/01/21 (h)	117,000	115,335
3.65% 02/01/26 (h)	41,000	40,146
4.70% 02/01/36 (h)	77,000	77,924
4.90% 02/01/46 (h)	141,000	145,031
Anheuser-Busch InBev Worldwide Inc.
2.50% 07/15/22 (h)	184,000	177,759
4.00% 04/13/28	63,000	62,822
4.38% 04/15/38	86,000	83,663
4.60% 04/15/48	77,000	75,814
4.75% 04/15/58	71,000	69,758
Anthem Inc.
3.30% 01/15/23 (h)	150,000	146,161
ANZ New Zealand International Ltd.
3.45% 01/21/28 (b)(h)	200,000	190,982
Apache Corp.
5.10% 09/01/40 (h)	84,000	82,667
Apple Inc.
2.50% 02/09/22 (h)	91,000	89,246
2.85% 05/11/24 (h)	177,000	171,244
3.35% 02/09/27 (h)	84,000	82,083
3.45% 02/09/45 (h)	88,000	78,786
3.85% 08/04/46 (h)	228,000	216,876
4.25% 02/09/47 (h)	26,000	26,434
Applied Materials Inc.
3.30% 04/01/27 (h)	33,000	32,006
4.35% 04/01/47 (h)	31,000	30,999
Aptiv PLC
4.40% 10/01/46 (h)	91,000	84,885
Aramark Services Inc.
5.00% 02/01/28 (b)(h)	100,000	95,250
5.13% 01/15/24 (h)	208,000	208,000
Archer-Daniels-Midland Co.
2.50% 08/11/26 (h)	123,000	113,143

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	57

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Arconic Inc.
5.13% 10/01/24 (h)	194,000	192,060
6.15% 08/15/20 (h)	90,000	93,600
Ascension Health
4.85% 11/15/53 (h)	84,000	94,470
AstraZeneca PLC
2.38% 11/16/20 (h)	67,000	65,729
3.38% 11/16/25 (h)	144,000	139,277
AT&T Inc.
2.45% 06/30/20 (h)	171,000	168,324
3.00% 06/30/22 (h)	106,000	102,838
4.10% 02/15/28 (b)	221,000	211,093
4.45% 04/01/24 (h)	131,000	132,492
4.50% 05/15/35 (h)	199,000	183,872
4.75% 05/15/46 (h)	88,000	78,508
4.80% 06/15/44 (h)	126,000	114,097
5.25% 03/01/37 (h)	136,000	134,059
5.45% 03/01/47 (h)	172,000	168,557
Athene Holding Ltd.
4.13% 01/12/28 (h)	152,000	140,065
Avangrid Inc.
3.15% 12/01/24 (h)	238,000	228,423
Baidu Inc.
2.88% 07/06/22 (h)	255,000	245,642
Bank of America Corp. 2.65% 04/01/19 (h)	255,000	254,729
3.25% 10/21/27 (h)	3,000	2,795
3.95% 04/21/25 (h)	177,000	173,331
4.25% 10/22/26 (h)	86,000	84,906
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37% 07/21/21 (h)(i)	176,000	172,473
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (h)(i)	156,000	153,375
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (h)(i)	314,000	301,917
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (i)	89,000	83,881

	Principal Amount ($)	Fair Value $
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (h)(i)	173,000	156,330
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (h)(i)	179,000	173,685
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (h)(i)	79,000	77,422
Bank of America Corp. 3.63% + 3 month USD LIBOR
5.99% 12/31/49 (h)(i)	130,000	130,533
Barclays PLC
4.34% 01/10/28 (h)	200,000	189,522
4.84% 05/09/28 (h)	200,000	189,005
5.25% 08/17/45 (h)	205,000	199,820
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97% 05/16/29 (i)	200,000	198,110
Barrick North America Finance LLC
5.70% 05/30/41 (h)	29,000	31,652
BAT Capital Corp.
2.30% 08/14/20 (b)(h)	167,000	163,376
2.76% 08/15/22 (b)(h)	146,000	139,988
3.56% 08/15/27 (b)(h)	147,000	136,891
4.39% 08/15/37 (b)(h)	64,000	59,894
4.54% 08/15/47 (b)(h)	74,000	69,224
Baxalta Inc.
2.88% 06/23/20 (h)	167,000	165,095
Bayer US Finance II LLC
3.50% 06/25/21 (b)	416,000	416,827
3.88% 12/15/23 (b)	216,000	216,009
Becton Dickinson and Co.
2.89% 06/06/22 (h)	135,000	130,181
3.70% 06/06/27 (h)	206,000	195,164
3.73% 12/15/24 (h)	7,000	6,836
4.67% 06/06/47 (h)	20,000	19,425
4.69% 12/15/44 (h)	23,000	22,276
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (h)	197,000	195,288
3.25% 04/15/28	91,000	86,721
3.80% 07/15/48	63,000	57,624
6.13% 04/01/36 (h)	51,000	62,965

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Berkshire Hathaway Inc.
4.50% 02/11/43 (h)	3,000	3,119
Berry Global Inc.
5.13% 07/15/23 (h)	260,000	257,738
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (h)	46,000	51,570
Biogen Inc.
2.90% 09/15/20 (h)	63,000	62,665
BNP Paribas S.A.
5.00% 01/15/21 (h)	75,000	77,939
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13% 12/31/99 (b)(h)(i)	200,000	175,976
Boston Scientific Corp.
4.00% 03/01/28 (h)	161,000	157,474
BP Capital Markets PLC
2.52% 01/15/20 (h)	79,000	78,497
3.22% 11/28/23 (h)	141,000	138,400
3.28% 09/19/27 (h)	109,000	104,874
Brighthouse Financial Inc.
3.70% 06/22/27	22,000	19,583
4.70% 06/22/47	10,000	8,265
Brixmor Operating Partnership LP
3.90% 03/15/27 (h)	94,000	88,988
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20% 01/15/21 (h)	71,000	68,760
2.65% 01/15/23 (h)	46,000	43,379
3.13% 01/15/25 (h)	56,000	51,929
3.88% 01/15/27 (h)	86,000	81,461
Brown-Forman Corp.
4.00% 04/15/38	44,000	43,854
Buckeye Partners LP
5.60% 10/15/44 (h)	56,000	50,206
Bunge Limited Finance Corp.
3.75% 09/25/27 (h)	73,000	68,671
Burlington Northern Santa Fe LLC
3.65% 09/01/25 (h)	106,000	105,961
Campbell Soup Co.
3.30% 03/15/21	231,000	230,023
Canadian Natural Resources Ltd.
3.85% 06/01/27 (h)	47,000	45,831
4.95% 06/01/47 (h)	37,000	38,525
Capital One Financial Corp.
3.75% 07/28/26	72,000	66,964
4.20% 10/29/25 (h)	82,000	79,700

	Principal Amount ($)	Fair Value $
Cardinal Health Inc.
2.62% 06/15/22 (h)	70,000	67,089
3.08% 06/15/24 (h)	77,000	72,630
3.41% 06/15/27 (h)	37,000	33,948
4.37% 06/15/47 (h)	32,000	28,155
Caterpillar Financial Services Corp.
2.55% 11/29/22 (h)	201,000	194,439
Caterpillar Inc.
3.80% 08/15/42 (h)	51,000	48,727
Catholic Health Initiatives
2.60% 08/01/18 (h)	125,000	125,001
4.35% 11/01/42 (h)	130,000	123,065
CBL & Associates LP
4.60% 10/15/24	193,000	158,742
CBS Corp.
2.50% 02/15/23 (h)	145,000	136,267
2.90% 01/15/27 (h)	95,000	84,588
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00% 02/01/28 (b)	289,000	264,811
5.88% 04/01/24 (b)(h)	189,000	189,472
Celgene Corp.
3.45% 11/15/27 (h)	7,000	6,445
4.35% 11/15/47 (h)	8,000	7,059
4.55% 02/20/48	91,000	82,991
5.00% 08/15/45 (h)	51,000	49,661
Cenovus Energy Inc.
4.25% 04/15/27	36,000	34,698
5.40% 06/15/47 (h)	23,000	22,595
CenterPoint Energy Inc. 2.50% 09/01/22 (h)	155,000	148,843
CenturyLink Inc. 5.80% 03/15/22 (h)	278,000	275,220
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.13% 12/15/21 (b)(h)	306,000	304,103
CF Industries Inc.
5.15% 03/15/34	193,000	179,007
7.13% 05/01/20 (h)	179,000	188,733
Charles River Laboratories International Inc. 5.50% 04/01/26 (b)	227,000	226,716
Charter Communications Operating LLC/Charter Communications Operating Capital 3.58% 07/23/20 (h)	214,000	213,722
4.91% 07/23/25 (h)	62,000	62,607
5.38% 05/01/47 (h)	89,000	81,815
5.75% 04/01/48	59,000	57,095

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	59

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

6.38% 10/23/35 (h)	28,000	29,309
6.48% 10/23/45 (h)	55,000	58,017
Chevron Corp.
2.42% 11/17/20 (h)	79,000	78,107
3.19% 06/24/23 (h)	131,000	130,265
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP 3.70% 06/01/28 (b)(h)	178,000	176,081
Church & Dwight Company Inc. 2.45% 08/01/22 (h)	69,000	66,099
Cigna Corp.
3.25% 04/15/25 (h)	144,000	135,485
3.88% 10/15/47 (h)	87,000	74,217
Cimarex Energy Co. 3.90% 05/15/27 (h)	24,000	23,092
Cinemark USA Inc. 4.88% 06/01/23 (h)	180,000	175,968
Cisco Systems Inc. 2.20% 02/28/21 (h)	333,000	326,510
Citibank NA 2.85% 02/12/21	255,000	252,136
Citigroup Inc.
2.05% 12/07/18 (h)	327,000	326,202
2.40% 02/18/20	226,000	223,182
2.70% 10/27/22 (h)	150,000	144,065
2.90% 12/08/21 (h)	176,000	172,390
4.40% 06/10/25	71,000	70,732
4.45% 09/29/27 (h)	51,000	50,121
4.65% 07/30/45 (h)	50,000	49,750
4.75% 05/18/46 (h)	85,000	81,269
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (h)(i)	117,000	112,825
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (h)(i)	65,000	59,209
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (h)(i)	85,000	80,708
CME Group Inc. 3.75% 06/15/28	196,000	197,750
CMS Energy Corp. 4.88% 03/01/44 (h)	190,000	201,890

	Principal Amount ($)	Fair Value $
CNA Financial Corp.
3.45% 08/15/27 (h)	84,000	78,236
5.88% 08/15/20 (h)	262,000	275,090
CNH Industrial Capital LLC
3.38% 07/15/19 (h)	119,000	118,777
4.38% 11/06/20 (h)	93,000	94,104
4.88% 04/01/21 (h)	117,000	120,071
CNH Industrial N.V. 4.50% 08/15/23 (h)	206,000	207,112
CNOOC Nexen Finance 2014 ULC 4.25% 04/30/24 (h)	423,000	428,321
Columbia Pipeline Group Inc. 3.30% 06/01/20 (h)	110,000	109,469
Comcast Corp.
3.38% 08/15/25 (h)	12,000	11,493
3.97% 11/01/47 (h)	202,000	177,825
4.20% 08/15/34 (h)	131,000	125,013
4.60% 08/15/45 (h)	136,000	131,135
Commonwealth Bank of Australia 4.32% 01/10/48 (h)(b)	203,000	182,335
Concho Resources Inc. 3.75% 10/01/27 (h)	40,000	38,470
4.30% 08/15/28 (c)	196,000	196,770
4.88% 10/01/47 (h)	55,000	55,519
ConocoPhillips Co. 5.95% 03/15/46 (h)	29,000	36,170
Consolidated Edison Company of New York Inc. 2.90% 12/01/26 (h)	132,000	123,520
Constellation Brands Inc. 2.70% 05/09/22 (h)	135,000	130,605
4.50% 05/09/47 (h)	38,000	36,341
Continental Resources Inc. 4.50% 04/15/23	106,000	107,516
Corning Inc. 4.38% 11/15/57 (h)	76,000	66,837
Corporation Andina de Fomento
2.20% 07/18/20 (h)	190,000	186,498
4.38% 06/15/22 (h)	281,000	291,535
Crane Co. 4.20% 03/15/48 (h)	44,000	41,808
Credit Suisse Group Funding Guernsey Ltd.
3.13% 12/10/20 (h)	250,000	248,262
3.80% 06/09/23 (h)	470,000	464,764
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 02/01/26 (b)(h)	65,000	61,711
CSX Corp. 4.50% 08/01/54 (h)	88,000	83,822

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

CVS Health Corp.
2.25% 08/12/19	205,000	203,424
3.13% 03/09/20	615,000	614,502
3.35% 03/09/21	615,000	614,416
3.70% 03/09/23	176,000	174,715
3.88% 07/20/25 (h)	90,000	87,944
4.10% 03/25/25	176,000	175,116
4.30% 03/25/28	170,000	167,664
4.78% 03/25/38	205,000	202,423
5.05% 03/25/48	103,000	104,672
5.13% 07/20/45 (h)	42,000	42,869
D.R. Horton Inc. 2.55% 12/01/20 (h)	193,000	189,022
Daimler Finance North America LLC 2.38% 08/01/18 (b)(h)	378,000	377,898
Dana Financing Luxembourg Sarl 6.50% 06/01/26 (b)(h)	250,000	253,750
Dell International LLC/EMC Corp.
3.48% 06/01/19 (b)(h)	218,000	218,569
5.45% 06/15/23 (b)(h)	125,000	130,803
6.02% 06/15/26 (b)(h)	72,000	75,659
8.10% 07/15/36 (b)	21,000	24,553
8.35% 07/15/46 (b)(h)	32,000	38,611
Deutsche Bank AG
2.70% 07/13/20 (h)	155,000	150,945
3.30% 11/16/22 (h)	205,000	192,187
Deutsche Bank AG (4.88% fixed rate until 12/01/27; 2.55% + USD 5 year Mid-Market Swap Rate thereafter) 4.88% 12/01/32 (i)	202,000	172,811
Devon Energy Corp.
4.00% 07/15/21	251,000	254,567
5.00% 06/15/45 (h)	63,000	64,009
Dexia Credit Local S.A. 2.25% 01/30/19 (b)(h)	343,000	342,352
Diageo Investment Corp. 2.88% 05/11/22 (h)	146,000	143,749
Discover Bank 3.10% 06/04/20 (h)	291,000	289,100
Discovery Communications LLC 2.20% 09/20/19 (h)	178,000	176,145
3.95% 03/20/28 (h)	148,000	140,234
5.00% 09/20/37 (h)	58,000	56,041
5.20% 09/20/47 (h)	29,000	28,037
Dollar Tree Inc.
3.70% 05/15/23	176,000	174,393
4.00% 05/15/25	170,000	166,240

	Principal Amount ($)	Fair Value $
Dominion Energy Inc.
2.50% 12/01/19	199,000	197,320
2.58% 07/01/20 (h)	124,000	122,229
3.63% 12/01/24 (h)	105,000	103,024
DTE Energy Co.
2.85% 10/01/26 (h)	95,000	86,694
3.85% 12/01/23 (h)	96,000	96,421
Duke Energy Corp. 3.75% 09/01/46 (h)	29,000	25,647
Duke Energy Progress LLC 4.15% 12/01/44 (h)	89,000	88,328
Duke Realty LP
3.25% 06/30/26	113,000	106,176
3.38% 12/15/27 (h)	84,000	78,268
Duquesne Light Holdings Inc. 3.62% 08/01/27 (b)(h)	173,000	163,885
Eastman Chemical Co. 3.60% 08/15/22 (h)	60,000	59,864
Eaton Corp. 3.10% 09/15/27 (h)	124,000	115,905
Ecolab Inc.
3.25% 12/01/27	99,000	94,693
3.95% 12/01/47	60,000	57,355
Ecopetrol S.A.
5.88% 05/28/45 (h)	114,000	107,766
7.63% 07/23/19 (h)	79,000	82,546
Edison International 4.13% 03/15/28	105,000	103,387
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR 2.89% 05/01/20 (h)(i)	172,000	172,588
Electricite de France S.A. 2.15% 01/22/19 (b)(h)	224,000	223,323
Eli Lilly & Co. 3.70% 03/01/45 (h)	25,000	23,651
EMC Corp. 2.65% 06/01/20 (h)	447,000	433,054
Emera US Finance LP 4.75% 06/15/46 (h)	32,000	31,545
Enbridge Energy Partners LP 5.50% 09/15/40 (h)	22,000	23,014
Encana Corp. 3.90% 11/15/21 (h)	168,000	169,050
Endo Dac/Endo Finance LLC/Endo Finco Inc. 5.88% 10/15/24 (b)(h)	264,000	257,400
Enel Finance International N.V. 3.63% 05/25/27 (b)(h)	273,000	249,717
Energy Transfer Equity LP 5.88% 01/15/24 (h)	677,000	694,771

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	61

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Energy Transfer Partners LP
4.20% 09/15/23	98,000	98,100
4.95% 06/15/28	60,000	59,982
5.80% 06/15/38	105,000	104,136
6.00% 06/15/48	98,000	98,307
6.50% 02/01/42 (h)	131,000	136,290
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (h)	114,000	115,008
Entergy Louisiana LLC
3.05% 06/01/31 (h)	105,000	95,735
4.00% 03/15/33	63,000	63,049
Enterprise Products Operating LLC
3.95% 02/15/27 (h)	113,000	112,217
4.25% 02/15/48 (h)	117,000	108,757
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (h)(i)	62,000	57,648
Envision Healthcare Corp. 6.25% 12/01/24 (b)(h)	203,000	216,195
EOG Resources Inc.
4.10% 02/01/21	202,000	206,115
4.15% 01/15/26 (h)	132,000	134,965
EPR Properties 4.95% 04/15/28	115,000	112,224
EQT Corp. 3.90% 10/01/27 (h)	81,000	75,573
EQT Midstream Partners LP
4.75% 07/15/23	84,000	83,935
5.50% 07/15/28	84,000	84,226
ERP Operating LP 4.50% 07/01/44 (h)	58,000	58,925
Exelon Corp.
3.50% 06/01/22 (h)	111,000	109,830
4.45% 04/15/46 (h)	147,000	143,253
Express Scripts Holding Co.
3.40% 03/01/27 (h)	143,000	130,904
4.80% 07/15/46 (h)	43,000	40,949
Exxon Mobil Corp. 2.22% 03/01/21 (h)	38,000	37,016
FedEx Corp. 4.10% 02/01/45 (h)	2,000	1,823
FirstEnergy Corp.
3.90% 07/15/27 (h)	54,000	52,448
4.85% 07/15/47 (h)	67,000	68,621
Florida Power & Light Co. 4.13% 02/01/42 (h)	101,000	101,965

	Principal Amount ($)	Fair Value $
Ford Motor Co. 4.35% 12/08/26 (h)	141,000	138,028
Ford Motor Credit Company LLC
3.22% 01/09/22 (h)	656,000	641,529
3.34% 03/28/22	200,000	195,662
Frontier Communications Corp. 7.13% 03/15/19 (h)	363,000	365,722
GameStop Corp. 6.75% 03/15/21 (b)	482,000	486,820
General Dynamics Corp.
2.13% 08/15/26 (h)	47,000	42,185
2.88% 05/11/20	211,000	210,789
3.00% 05/11/21	296,000	295,011
3.38% 05/15/23	197,000	197,410
3.50% 05/15/25	190,000	189,952
3.75% 05/15/28	190,000	191,877
General Mills Inc.
3.20% 04/16/21	200,000	199,018
3.70% 10/17/23	170,000	168,206
4.55% 04/17/38	34,000	32,528
4.70% 04/17/48	106,000	100,891
General Motors Co. 5.20% 04/01/45 (h)	26,000	23,986
General Motors Financial Company Inc.
2.35% 10/04/19	212,000	210,211
3.15% 01/15/20 (h)	206,000	205,675
3.20% 07/13/20 (h)	154,000	153,164
3.55% 04/09/21	285,000	284,259
5.25% 03/01/26 (h)	142,000	146,841
Gilead Sciences Inc.
2.55% 09/01/20 (h)	75,000	74,092
2.95% 03/01/27 (h)	31,000	28,983
3.50% 02/01/25 (h)	91,000	89,714
3.65% 03/01/26 (h)	94,000	92,804
4.15% 03/01/47 (h)	116,000	110,861
4.80% 04/01/44 (h)	58,000	60,224
GlaxoSmithKline Capital Inc.
3.38% 05/15/23	197,000	196,957
3.63% 05/15/25	190,000	189,935
3.88% 05/15/28	114,000	115,020
GlaxoSmithKline Capital PLC 3.13% 05/14/21	148,000	148,130
Glencore Funding LLC 2.50% 01/15/19 (b)(h)	404,000	402,828
Goldman Sachs Bank USA 3.20% 06/05/20	158,000	158,757
Grupo Televisa SAB 5.00% 05/13/45 (h)	204,000	179,930
H&E Equipment Services Inc. 5.63% 09/01/25	315,000	309,487

See Notes to Schedules of Investments and Notes to Financial Statements.

62	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Halliburton Co.
3.80% 11/15/25 (h)	132,000	130,999
5.00% 11/15/45 (h)	78,000	83,036
HCA Inc. 4.75% 05/01/23 (h)	521,000	518,395
Hess Corp.
5.60% 02/15/41 (h)	41,000	41,466
5.80% 04/01/47 (h)	26,000	26,922
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (h)	42,000	41,702
Highwoods Realty LP 4.13% 03/15/28 (h)	84,000	82,470
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/01/25 (b)(h)	291,000	291,000
HSBC Holdings PLC 4.25% 03/14/24 (h)	222,000	221,061
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter) 3.26% 03/13/23 (h)(i)	205,000	201,072
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter) 3.95% 05/18/24 (i)	216,000	215,276
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00% 11/22/66 (h)(i)	465,000	431,287
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (i)	205,000	196,656
Hyundai Capital America 3.10% 04/05/22 (b)(h)	86,000	83,896
IBM Credit LLC 2.65% 02/05/21 (h)	615,000	608,819
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00% 08/01/20 (h)	268,000	271,859
ING Bank N.V. 2.70% 08/17/20 (b)(h)	200,000	197,229
Ingersoll-Rand Luxembourg Finance S.A. 3.55% 11/01/24 (h)	157,000	154,515

	Principal Amount ($)	Fair Value $
Intel Corp.
2.60% 05/19/26 (h)	83,000	77,446
2.88% 05/11/24 (h)	63,000	61,034
International Paper Co. 4.40% 08/15/47 (h)	119,000	108,691
Interstate Power & Light Co. 3.40% 08/15/25 (h)	378,000	367,558
j2 Cloud Services LLC/j2 Global Co-Obligor Inc. 6.00% 07/15/25 (b)(h)	159,000	160,987
Jabil Inc. 3.95% 01/12/28 (h)	157,000	149,927
JBS USA LUX S.A./JBS USA Finance Inc. 6.75% 02/15/28 (b)	193,000	181,661
Jefferies Group LLC
5.13% 01/20/23 (h)	117,000	121,705
6.50% 01/20/43 (h)	91,000	94,309
Johnson & Johnson
2.63% 01/15/25 (h)	292,000	279,862
3.63% 03/03/37 (h)	99,000	96,828
Johnson Controls International PLC 4.50% 02/15/47 (h)	47,000	45,321
JPMorgan Chase & Co.
2.30% 08/15/21 (h)	196,000	189,689
2.55% 10/29/20 (h)	197,000	193,667
3.30% 04/01/26 (h)	152,000	145,148
3.63% 12/01/27 (h)	89,000	83,761
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (h)(i)	100,000	94,630
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (h)(i)	181,000	166,938
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (h)(i)	50,000	45,011
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (i)	356,000	351,443

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	63

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (h)(i)	89,000	81,158
JPMorgan Chase & Co. (4.63% fixed rate until 11/01/22; 2.58% + 3 month USD LIBOR thereafter) 4.63% 12/31/99 (h)(i)	139,000	128,511
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (h)(i)	327,000	337,660
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.83% 12/29/49 (h)(i)	162,000	163,468
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (h)	79,000	78,839
5.30% 09/15/20	101,000	104,975
6.38% 03/01/41 (h)	57,000	60,988
Kinder Morgan Inc.
3.05% 12/01/19 (h)	67,000	66,871
4.30% 03/01/28 (h)	227,000	220,798
5.05% 02/15/46 (h)	57,000	53,893
5.55% 06/01/45 (h)	94,000	94,725
Kraft Heinz Foods Co. 4.38% 06/01/46 (h)	109,000	94,423
Kreditanstalt fuer Wiederaufbau 4.50% 07/16/18 (h)	217,000	217,189
L Brands Inc. 5.25% 02/01/28	193,000	171,056
Lamb Weston Holdings Inc. 4.63% 11/01/24 (b)(h)	292,000	284,335
Lee Enterprises Inc. 9.50% 03/15/22 (b)(h)	251,000	262,138
Lennar Corp.
4.75% 05/30/25 (h)	174,000	168,562
4.75% 11/29/27	278,000	260,291
Levi Strauss & Co. 5.00% 05/01/25 (h)	259,000	258,042
Lincoln National Corp.
3.63% 12/12/26 (h)	90,000	85,659
3.80% 03/01/28 (h)	107,000	102,081
4.35% 03/01/48 (h)	86,000	79,610
Lithia Motors Inc. 5.25% 08/01/25 (b)(h)	251,000	244,725

	Principal Amount ($)	Fair Value $
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91% 11/07/23 (h)(i)	203,000	193,323
Lockheed Martin Corp. 3.55% 01/15/26 (h)	99,000	97,426
Lowe’s Companies Inc. 3.70% 04/15/46 (h)	36,000	32,298
LYB International Finance BV 4.88% 03/15/44 (h)	42,000	41,765
LYB International Finance II BV 3.50% 03/02/27 (h)	61,000	57,341
Macy’s Retail Holdings Inc. 4.30% 02/15/43 (h)	34,000	26,455
Maple Escrow Subsidiary Inc.
3.55% 05/25/21 (b)	633,000	633,323
4.06% 05/25/23 (b)	197,000	197,693
4.60% 05/25/28 (b)	190,000	190,692
5.09% 05/25/48 (b)	190,000	191,442
Marathon Oil Corp.
2.70% 06/01/20	231,000	227,988
3.85% 06/01/25 (h)	71,000	69,917
Marathon Petroleum Corp. 3.63% 09/15/24 (h)	120,000	117,342
Marsh & McLennan Companies Inc. 3.50% 03/10/25 (h)	139,000	136,203
Masco Corp. 3.50% 11/15/27 (h)	55,000	50,727
McDonald’s Corp.
3.70% 01/30/26 (h)	34,000	33,775
4.88% 12/09/45 (h)	56,000	58,713
Medtronic Inc.
2.50% 03/15/20 (h)	223,000	221,379
4.63% 03/15/45 (h)	138,000	146,350
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (h)	128,000	129,097
Merck & Company Inc. 2.75% 02/10/25 (h)	136,000	130,006
MetLife Inc.
4.05% 03/01/45 (h)	31,000	28,835
4.72% 12/15/44 (h)	96,000	98,558
Mexichem SAB de C.V. 5.50% 01/15/48 (h)(b)	200,000	174,128
MGM Resorts International
4.63% 09/01/26 (h)	167,000	154,692
5.75% 06/15/25	140,000	139,482
6.63% 12/15/21 (h)	238,000	250,792

See Notes to Schedules of Investments and Notes to Financial Statements.

64	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Microsoft Corp.
1.55% 08/08/21 (h)	167,000	160,195
2.40% 08/08/26 (h)	167,000	154,388
3.45% 08/08/36 (h)	86,000	82,550
3.70% 08/08/46 (h)	86,000	83,438
4.00% 02/12/55 (h)	107,000	106,733
4.10% 02/06/37 (h)	49,000	50,926
4.25% 02/06/47 (h)	34,000	36,006
4.50% 02/06/57 (h)	41,000	44,465
Mizuho Bank Ltd. 2.45% 04/16/19 (b)(h)	508,000	506,422
Mizuho Financial Group Inc. 2.63% 04/12/21 (b)(h)	205,000	200,160
Molina Healthcare Inc. 4.88% 06/15/25 (b)(h)	373,000	361,344
Molson Coors Brewing Co.
2.10% 07/15/21 (h)	214,000	205,200
4.20% 07/15/46 (h)	58,000	51,931
Monsanto Co. 4.70% 07/15/64 (h)	36,000	31,595
Morgan Stanley
2.45% 02/01/19 (h)	560,000	559,026
2.63% 11/17/21 (h)	203,000	197,446
2.65% 01/27/20 (h)	188,000	186,648
2.75% 05/19/22 (h)	153,000	148,350
3.70% 10/23/24 (h)	68,000	67,139
3.95% 04/23/27 (h)	146,000	139,388
4.10% 05/22/23 (h)	255,000	256,318
4.38% 01/22/47 (h)	127,000	121,068
5.00% 11/24/25	201,000	208,113
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter) 3.77% 01/24/29 (h)(i)	100,000	96,424
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (h)(i)	82,000	75,588
MPLX LP
3.38% 03/15/23 (h)	95,000	92,894
4.50% 04/15/38 (h)	93,000	86,058
4.70% 04/15/48 (h)	76,000	70,558
5.20% 03/01/47 (h)	30,000	29,545
MUFG Bank Ltd. 2.30% 03/10/19 (b)(h)	600,000	597,835
MUFG Bank Ltd. 2.30% 03/05/20 (b)	216,000	212,615
Murphy Oil Corp. 5.75% 08/15/25 (h)	651,000	647,745

	Principal Amount ($)	Fair Value $
Mylan Inc.
4.55% 04/15/28 (b)	184,000	179,740
5.20% 04/15/48 (b)	73,000	70,546
Mylan N.V.
3.15% 06/15/21 (h)	90,000	89,024
3.95% 06/15/26 (h)	75,000	71,674
National Retail Properties Inc. 4.00% 11/15/25 (h)	153,000	149,975
Navient Corp.
6.75% 06/15/26	180,000	175,896
8.00% 03/25/20 (h)	358,000	377,690
Newell Brands Inc.
3.85% 04/01/23 (h)	58,000	57,139
4.20% 04/01/26 (h)	55,000	53,162
5.50% 04/01/46 (h)	86,000	84,203
Newfield Exploration Co. 5.38% 01/01/26	289,000	295,502
Newmont Mining Corp. 4.88% 03/15/42 (h)	104,000	104,005
Nexen Energy ULC 6.40% 05/15/37 (h)	73,000	89,378
NGPL PipeCo LLC 4.88% 08/15/27 (b)(h)	51,000	50,363
Noble Energy Inc.
3.90% 11/15/24 (h)	144,000	141,977
5.05% 11/15/44 (h)	31,000	30,983
Nordstrom Inc. 5.00% 01/15/44 (h)	6,000	5,521
Northern States Power Co. 2.20% 08/15/20 (h)	355,000	349,540
Northrop Grumman Corp. 2.08% 10/15/20 (h)	67,000	65,476
2.55% 10/15/22 (h)	72,000	69,413
2.93% 01/15/25 (h)	131,000	124,358
3.25% 01/15/28 (h)	98,000	92,258
3.85% 04/15/45 (h)	29,000	26,369
4.03% 10/15/47 (h)	77,000	72,076
Novartis Capital Corp. 3.00% 11/20/25 (h)	20,000	19,281
NRG Energy Inc. 6.25% 07/15/22 (h)	257,000	264,479
Nucor Corp.
3.95% 05/01/28	182,000	181,743
4.13% 09/15/22 (h)	77,000	79,081
Nutrien Ltd.
4.00% 12/15/26	87,000	84,046
4.90% 06/01/43	79,000	78,575
NXP BV/NXP Funding LLC 4.63% 06/01/23 (b)	203,000	204,142
Occidental Petroleum Corp.
4.10% 02/15/47 (h)	40,000	39,214
4.20% 03/15/48 (h)	66,000	65,719

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Olin Corp. 5.00% 02/01/30	289,000	273,105
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (h)	118,000	117,402
Oncor Electric Delivery Company LLC 3.80% 09/30/47	28,000	26,755
Oracle Corp.
1.90% 09/15/21 (h)	111,000	106,749
2.40% 09/15/23 (h)	93,000	88,234
3.25% 11/15/27 (h)	139,000	133,101
3.80% 11/15/37 (h)	54,000	51,071
4.00% 07/15/46 - 11/15/47 (h)	140,000	132,162
4.13% 05/15/45 (h)	55,000	53,065
Oshkosh Corp. 5.38% 03/01/25	127,000	130,175
Owens Corning 4.40% 01/30/48 (h)	58,000	48,360
Owens-Brockway Glass Container Inc. 6.38% 08/15/25 (b)(h)	100,000	102,500
Pacific Gas & Electric Co. 3.40% 08/15/24 (h)	562,000	527,988
PacifiCorp 6.25% 10/15/37 (h)	6,000	7,683
Packaging Corporation of America 3.40% 12/15/27 (h)	62,000	58,530
Parker-Hannifin Corp. 3.25% 03/01/27 (h)	248,000	239,246
Party City Holdings Inc. 6.13% 08/15/23 (b)(h)	97,000	97,485
Penske Automotive Group Inc. 5.38% 12/01/24 (h)	243,000	240,570
PepsiCo Inc. 3.45% 10/06/46 (h)	54,000	48,227
Perrigo Finance Unlimited Co. 3.90% 12/15/24 (h)	223,000	217,017
Petroleos Mexicanos
4.50% 01/23/26 (h)	71,000	66,276
5.35% 02/12/28 (b)(h)	60,000	56,701
5.63% 01/23/46 (h)	61,000	51,872
6.35% 02/12/48 (b)(h)	60,000	54,062
6.38% 01/23/45 (h)	79,000	72,520
6.50% 03/13/27 (h)	136,000	139,204
6.75% 09/21/47 (h)	141,000	133,039
Pfizer Inc.
3.00% 12/15/26 (h)	82,000	78,836
4.13% 12/15/46 (h)	72,000	72,582
4.40% 05/15/44 (h)	41,000	42,713

	Principal Amount ($)	Fair Value $
Philip Morris International Inc. 4.13% 03/04/43 (h)	132,000	122,409
Phillips 66 3.90% 03/15/28 (h)	171,000	167,648
Phillips 66 Partners LP
3.75% 03/01/28 (h)	76,000	71,120
4.68% 02/15/45 (h)	84,000	78,467
Pilgrim’s Pride Corp. 5.88% 09/30/27 (b)	193,000	179,490
Plains All American Pipeline LP/PAA Finance Corp.
4.70% 06/15/44 (h)	58,000	51,043
5.75% 01/15/20 (h)	120,000	123,900
PPL Capital Funding Inc. 3.10% 05/15/26 (h)	185,000	172,246
Precision Castparts Corp. 4.38% 06/15/45 (h)	105,000	109,001
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter) 4.50% 09/15/47 (h)(i)	70,000	64,263
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter) 5.38% 05/15/45 (h)(i)	156,000	155,044
Public Service Company of Colorado 3.70% 06/15/28	196,000	197,135
Public Service Electric & Gas Co. 2.38% 05/15/23 (h)	318,000	303,572
PulteGroup Inc. 5.50% 03/01/26 (h)	200,000	199,000
QUALCOMM Inc.
2.90% 05/20/24 (h)	13,000	12,280
3.00% 05/20/22 (h)	50,000	49,228
3.25% 05/20/27 (h)	12,000	11,186
4.30% 05/20/47 (h)	31,000	28,907
Range Resources Corp. 5.00% 08/15/22	289,000	285,749
Realty Income Corp. 3.00% 01/15/27 (h)	79,000	72,363
Republic Services Inc. 3.38% 11/15/27 (h)	56,000	53,073
Reynolds American Inc. 4.45% 06/12/25 (h)	10,000	10,059
Rio Tinto Finance USA PLC 4.13% 08/21/42 (h)	67,000	65,976
Rockwell Collins Inc. 3.50% 03/15/27 (h)	132,000	125,667

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Rogers Communications Inc. 5.00% 03/15/44 (h)	49,000	50,942
Royal Bank of Scotland Group PLC (3.50% fixed rate until 05/15/22; 1.48% + 3 month USD LIBOR thereafter) 3.50% 05/15/23 (h)(i)	200,000	193,870
RPM International Inc. 3.75% 03/15/27 (h)	141,000	134,700
RSP Permian Inc. 5.25% 01/15/25	221,000	236,404
Ryder System Inc. 2.45% 09/03/19 (h)	410,000	407,384
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (h)	115,000	110,896
5.00% 03/15/27 (h)	59,000	60,211
salesforce.com Inc.
3.25% 04/11/23	176,000	175,027
3.70% 04/11/28	240,000	238,090
Santander Holdings USA Inc.
2.65% 04/17/20 (h)	316,000	313,083
3.70% 03/28/22	283,000	278,990
4.40% 07/13/27	102,000	97,600
Santander UK Group Holdings PLC
4.75% 09/15/25 (b)(h)	200,000	195,303
Schlumberger Holdings Corp. 3.00% 12/21/20 (b)(h)	128,000	127,232
Select Income REIT 4.25% 05/15/24 (h)	152,000	145,247
Sempra Energy
3.80% 02/01/38 (h)	61,000	55,371
4.00% 02/01/48 (h)	61,000	54,896
Shell International Finance BV
3.25% 05/11/25 (h)	95,000	93,078
3.40% 08/12/23 (h)	108,000	108,168
3.75% 09/12/46 (h)	49,000	45,693
4.13% 05/11/35 (h)	74,000	75,074
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (h)	35,000	32,949
3.20% 09/23/26 (h)	67,000	61,283
Simon Property Group LP 3.38% 06/15/27 (h)	139,000	133,500
Sinclair Television Group Inc. 5.38% 04/01/21 (h)	259,000	260,942
Smithfield Foods Inc.
2.70% 01/31/20 (b)(h)	81,000	79,838
4.25% 02/01/27 (b)(h)	115,000	110,658
South Carolina Electric & Gas Co. 4.10% 06/15/46 (h)	24,000	21,829

	Principal Amount ($)	Fair Value $
Southern California Edison Co. 2.40% 02/01/22 (h)	150,000	144,921
Southern Copper Corp. 5.88% 04/23/45 (h)	70,000	74,606
Southwestern Electric Power Co. 2.75% 10/01/26 (h)	147,000	134,795
Spectra Energy Partners LP 3.38% 10/15/26 (h)	50,000	46,349
4.50% 03/15/45 (h)	28,000	25,933
Sprint Corp. 7.63% 02/15/25 (h)	569,000	583,225
Standard Industries Inc. 5.38% 11/15/24 (b)(h)	516,000	509,550
Sumitomo Mitsui Banking Corp. 2.25% 07/11/19 (h)	272,000	270,025
Suncor Energy Inc. 4.00% 11/15/47 (h)	36,000	33,881
Syngenta Finance N.V. 3.70% 04/24/20 (b)	225,000	224,183
3.93% 04/23/21 (b)	330,000	329,163
4.44% 04/24/23 (b)	200,000	198,880
4.89% 04/24/25 (b)	200,000	196,096
5.18% 04/24/28 (b)	200,000	193,165
Sysco Corp. 3.25% 07/15/27 (h)	120,000	112,506
T-Mobile USA Inc. 4.50% 02/01/26 (h)	366,000	341,771
Tampa Electric Co. 4.35% 05/15/44 (h)	140,000	142,474
Target Corp. 2.50% 04/15/26 (h)	142,000	130,573
Teachers Insurance & Annuity Association of America 4.90% 09/15/44 (b)(h)	126,000	132,638
Teck Resources Ltd. 4.75% 01/15/22 (h)	163,000	163,342
Telecom Italia S.p.A. 5.30% 05/30/24 (b)	477,000	472,230
Telefonica Emisiones SAU 4.10% 03/08/27 (h)	300,000	290,334
Tencent Holdings Ltd.
2.99% 01/19/23 (b)(h)	266,000	258,701
3.60% 01/19/28 (b)(h)	200,000	189,060
3.93% 01/19/38 (b)(h)	200,000	183,410
Tenet Healthcare Corp.
4.75% 06/01/20 (h)	426,000	427,065
6.00% 10/01/20 (h)	416,000	427,440
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (h)	517,000	505,109
2.20% 07/21/21 (h)	80,000	74,198
2.80% 07/21/23	385,000	331,934

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	67

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Texas Instruments Inc. 4.15% 05/15/48	76,000	77,145
The Allstate Corp. 4.20% 12/15/46 (h)	63,000	61,870
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (h)(i)	205,000	210,902
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter) 2.66% 05/16/23 (h)(i)	146,000	141,654
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (h)(i)	175,000	165,594
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (h)(i)	196,000	177,456
The Boeing Co.
3.25% 03/01/28 (h)	147,000	143,409
3.55% 03/01/38 (h)	157,000	151,227
The Dow Chemical Co. 4.25% 10/01/34 (h)	135,000	130,409
The George Washington University 4.13% 09/15/48	100,000	101,561
The Goldman Sachs Group Inc.
2.30% 12/13/19 (h)	605,000	598,297
2.35% 11/15/21 (h)	211,000	203,130
2.63% 04/25/21 (h)	270,000	263,987
2.90% 07/19/18 (h)	169,000	169,034
3.85% 01/26/27 (h)	81,000	77,817
4.25% 10/21/25 (h)	15,000	14,767
4.80% 07/08/44 (h)	91,000	90,742
5.15% 05/22/45 (h)	142,000	140,810
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (h)(i)	276,000	266,409
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter) 3.81% 04/23/29 (h)(i)	100,000	95,094

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter) 4.02% 10/31/38 (h)(i)	92,000	83,695
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter) 4.22% 05/01/29 (i)	182,000	179,399
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR 4.47% 02/12/47 (b)(h)(i)	120,000	113,855
The Home Depot Inc.
3.35% 09/15/25 (h)	76,000	74,778
3.50% 09/15/56 (h)	100,000	85,532
3.90% 06/15/47 (h)	76,000	72,832
The Korea Development Bank 3.38% 09/16/25 (h)	205,000	199,262
The Kroger Co.
2.95% 11/01/21 (h)	225,000	221,740
4.65% 01/15/48 (h)	61,000	57,616
The Men’s Wearhouse Inc. 7.00% 07/01/22	143,000	147,469
The Mosaic Co. 5.63% 11/15/43 (h)	29,000	29,177
The Nielsen Company Luxembourg Sarl 5.00% 02/01/25 (b)(h)	168,000	160,020
The Sherwin-Williams Co.
2.25% 05/15/20 (h)	146,000	143,747
2.75% 06/01/22 (h)	55,000	53,276
3.45% 06/01/27 (h)	6,000	5,680
4.50% 06/01/47 (h)	19,000	18,171
The Southern Co.
1.85% 07/01/19	534,000	528,938
3.25% 07/01/26 (h)	76,000	71,374
4.40% 07/01/46 (h)	55,000	53,730
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter) 3.63% 09/15/31 (h)(i)	241,000	226,533
The Walt Disney Co. 4.13% 06/01/44 (h)	40,000	38,566
Time Warner Cable LLC
4.50% 09/15/42 (h)	26,000	21,508
6.55% 05/01/37 (h)	88,000	93,037
Transcontinental Gas Pipe Line Company LLC 4.00% 03/15/28 (b)	104,000	101,822

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Tyco Electronics Group S.A.
2.35% 08/01/19 (h)	308,000	306,409
3.13% 08/15/27 (h)	136,000	127,299
Tyson Foods Inc.
2.65% 08/15/19 (h)	63,000	62,751
4.55% 06/02/47 (h)	31,000	29,678
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter) 5.13% 12/29/49 (h)(i)	355,000	364,319
UBS Group Funding Switzerland AG 2.95% 09/24/20 (b)(h)	401,000	396,774
Union Pacific Corp.
3.20% 06/08/21	212,000	212,471
3.50% 06/08/23	198,000	198,255
3.60% 09/15/37 (h)	34,000	31,081
4.10% 09/15/67 (h)	55,000	48,262
United Rentals North America Inc. 4.88% 01/15/28	193,000	178,467
United Technologies Corp. 4.50% 06/01/42	43,000	42,340
UnitedHealth Group Inc. 4.75% 07/15/45 (h)	21,000	22,513
Vale Overseas Ltd.
4.38% 01/11/22 (h)	33,000	33,495
6.25% 08/10/26 (h)	56,000	60,763
6.88% 11/10/39 (h)	51,000	57,614
Vale S.A. 5.63% 09/11/42 (h)	31,000	31,437
Valeant Pharmaceuticals International Inc. 7.00% 03/15/24 (b)(h)	534,000	559,899
Ventas Realty LP 3.25% 10/15/26 (h)	155,000	143,783
Verizon Communications Inc.
3.38% 02/15/25 (h)	68,000	65,233
4.33% 09/21/28 (b)	167,000	165,806
4.40% 11/01/34 (h)	131,000	123,481
4.67% 03/15/55 (h)	91,000	80,710
4.86% 08/21/46 (h)	272,000	254,704
5.01% 04/15/49	56,000	54,531
5.25% 03/16/37 (h)	89,000	91,474
Viacom Inc.
3.45% 10/04/26 (h)	88,000	80,333
5.25% 04/01/44 (h)	24,000	22,714
Virgin Media Finance PLC 5.75% 01/15/25 (b)(h)	435,000	407,812
Virginia Electric & Power Co. 4.00% 11/15/46 (h)	160,000	153,298

	Principal Amount ($)	Fair Value $
Visa Inc.
3.15% 12/14/25 (h)	59,000	57,064
4.30% 12/14/45 (h)	77,000	79,910
Vodafone Group PLC
4.38% 05/30/28	207,000	204,530
5.25% 05/30/48	58,000	57,748
Vornado Realty LP 3.50% 01/15/25 (h)	90,000	86,386
Vulcan Materials Co. 3.90% 04/01/27 (h)	61,000	58,388
Wabtec Corp. 3.45% 11/15/26 (h)	57,000	52,303
Walgreens Boots Alliance Inc. 4.65% 06/01/46 (h)	43,000	39,674
Walmart Inc.
3.63% 12/15/47 (h)	74,000	68,985
3.70% 06/26/28	197,000	198,873
3.95% 06/28/38	78,000	78,315
4.05% 06/29/48	78,000	78,601
Warner Media LLC 5.35% 12/15/43 (h)	79,000	77,122
WEC Energy Group Inc. 3.55% 06/15/25 (h)	136,000	133,808
WellCare Health Plans Inc. 5.25% 04/01/25 (h)	212,000	210,940
Wells Fargo & Co.
2.63% 07/22/22 (h)	299,000	287,560
3.90% 05/01/45 (h)	9,000	8,172
4.75% 12/07/46 (h)	144,000	138,990
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (h)(i)	206,000	212,437
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (h)(i)	194,000	194,727
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.11% 03/29/49 (h)(i)	190,000	192,428
Wells Fargo Bank NA 2.60% 01/15/21 (h)	989,000	973,314
Western Digital Corp. 4.75% 02/15/26 (h)	120,000	116,598
Western Gas Partners LP
4.00% 07/01/22 (h)	359,000	355,826
5.38% 06/01/21 (h)	180,000	186,673
Westlake Chemical Corp.
3.60% 08/15/26 (h)	40,000	37,982

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	69

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

4.38% 11/15/47 (h)	17,000	15,683
5.00% 08/15/46 (h)	43,000	43,496
WestRock Co. 3.00% 09/15/24 (b)(h)	109,000	103,291
William Lyon Homes Inc.
5.88% 01/31/25	95,000	89,063
Williams Partners LP
3.75% 06/15/27 (h)	49,000	46,301
3.90% 01/15/25 (h)	85,000	82,872
4.85% 03/01/48 (h)	81,000	77,597
4.90% 01/15/45 (h)	43,000	41,243
5.40% 03/04/44 (h)	26,000	26,722
Willis North America Inc. 3.60% 05/15/24 (h)	151,000	146,212
WPP Finance 2010 3.75% 09/19/24 (h)	100,000	96,774
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 05/15/27 (b)(h)	212,000	198,220
Xilinx Inc. 2.95% 06/01/24 (h)	101,000	95,968
XPO Logistics Inc. 6.50% 06/15/22 (b)(h)	161,000	164,832
Yamana Gold Inc. 4.63% 12/15/27	110,000	105,679
Zoetis Inc. 3.00% 09/12/27 (h)	60,000	55,572

		109,127,819

Non-Agency Collateralized Mortgage Obligations - 3.6%
BANK 2018-BNK10 4.16% 02/15/61 (h)(i)	195,734	191,600
BANK 2018-BNK11 4.50% 03/15/61 (i)	139,000	142,434
BANK 2018-BNK12 4.55% 05/15/61 (i)	207,333	206,118
BXP Trust 2017-GM 3.38% 06/13/39 (b)(h)	714,000	693,515
Citigroup Commercial Mortgage Trust 2016-P5 2.94% 10/10/49 (h)	399,397	377,940
Citigroup Commercial Mortgage Trust 2016-P6 3.72% 12/10/49 (h)(i)	985,118	985,434
4.03% 12/10/49 (h)(i)	336,823	341,296
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51	250,000	257,781
COMM 2013-LC13 Mortgage Trust 4.56% 08/10/46 (b)(h)(i)	170,000	176,827

	Principal Amount ($)	Fair Value $
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (h)(i)	240,000	249,836
GS Mortgage Securities Trust 2015-GC28 1.27% 02/10/48 (g)(h)(i)	2,666,076	125,267
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49 (h)	758,000	712,468
GS Mortgage Securities Trust 2017-GS5 3.67% 03/10/50 (h)	406,216	405,148
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50 (h)	767,075	748,815
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (i)	291,000	295,971
GS Mortgage Securities Trust II 2012-GCJ9 2.13% 11/10/45 (g)(h)(i)	735,890	51,546
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR 2.81% 10/25/34 (h)(i)	73,744	73,775
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 1.70% 12/15/47 (g)(h)(i)	920,575	46,228
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.17% 07/15/45 (h)(i)	125,000	126,899
LB-UBS Commercial Mortgage Trust 2004-C8 0.33% 12/15/39 (b)(h)(g)(i)	82,939	31
LB-UBS Commercial Mortgage Trust 2007-C6
6.11% 07/15/40 (h)(i)	14,363	14,359
6.11% 07/15/40 (b)(h)	30,725	30,719
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (g)(h)**	1,675	—
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.52% 02/15/48 (g)(h)(i)	3,016,257	188,139
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.09% 03/15/48 (g)(h)(i)	3,655,806	170,930
Morgan Stanley Capital I Trust 2006-IQ11 6.37% 10/15/42 (h)(i)	250,000	255,375

See Notes to Schedules of Investments and Notes to Financial Statements.

70	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Morgan Stanley Capital I Trust 2006-T21 5.27% 10/12/52 (h)(i)	79,493	79,989
Morgan Stanley Capital I Trust 2016-UBS9 1.38% 03/15/49 (g)(h)(i)	2,919,872	194,853
Wells Fargo Commercial Mortgage Trust 2015-C26 1.42% 02/15/48 (g)(h)(i)	3,005,697	186,702
Wells Fargo Commercial Mortgage Trust 2017-RB1 3.64% 03/15/50 (h)	481,332	476,837
Wells Fargo Commercial Mortgage Trust 2018-C44 4.69% 05/15/51	138,000	141,927
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46 (h)	235,000	240,110
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (h)(i)	533,000	548,837

		8,737,706

Sovereign Bonds - 0.6%
Government of Chile 3.86% 06/21/47 (h)	200,000	190,464
Government of Colombia 5.00% 06/15/45 (h)	200,000	196,148
Government of Mexico
4.00% 10/02/23 (h)	108,000	108,437
4.75% 03/08/44 (h)	200,000	187,958
Government of Oman 4.13% 01/17/23 (b)(h)	220,000	209,018
Government of Panama 4.00% 09/22/24 (h)	200,000	202,074
Government of Peru 5.63% 11/18/50 (h)	105,000	122,250
Government of Philippines 3.95% 01/20/40 (h)	200,000	191,862
Government of Uruguay 5.10% 06/18/50 (h)	105,744	104,080

		1,512,291

Municipal Bonds and Notes - 1.6%
American Municipal Power Inc. 6.27% 02/15/50 (h)	135,000	172,185
Commonwealth of Massachusetts 5.00% 01/01/45	400,000	461,028

	Principal Amount ($) or Number of Shares	Fair Value $
Metropolitan St. Louis Sewer District 5.00% 05/01/47	400,000	461,960
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39 (h)	165,000	169,455
New York City Water & Sewer System 5.00% 06/15/40	1,200,000	1,389,780
Port Authority of New York & New Jersey 4.46% 10/01/62 (h)	470,000	499,173
State of California
4.60% 04/01/38	200,000	209,496
5.70% 11/01/21 (h)	280,000	304,349
State of Illinois 5.10% 06/01/33 (h)	95,000	89,904
The University of Texas System 3.35% 08/15/47 (h)	115,000	105,737

		3,863,067

FNMA (TBA) - 0.0%*
Lehman 5.50% TBA (n)(o)	145,983	3,153

Total Bonds and Notes (Cost $239,269,076)		236,790,503

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475) (h)(i)	7,459	193,188

Purchased Options - 0.0%*
10 Yr. U.S. Treasury Notes Futures Options (Strike price 120.50 USD, expiration date 08/24/2018) 120.50% 08/24/18 (Cost $64,415)	152,000	85,500

Total Investments in Securities (Cost $239,519,966)		237,069,191

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	71

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Fair Value $

Short-Term Investments - 3.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.86% (Cost $9,299,036) (d)(h)(p)	9,299,036	9,299,036

Total Investments (Cost $248,819,002)		246,368,227

Liabilities in Excess of Other Assets, net - (2.3)%		(5,497,494)

NET ASSETS - 100.0%		240,870,733

Other Information:

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation

Markit CDX North America Investment Grade Index	CME Group, Inc.	$6,342	1.00%/ Quarterly	12/20/22	$(109,050)	$(119,516)	$10,466

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$10,655	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(39,141)	$—	$(39,141)
CME Group, Inc.	$10,657	Receives/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(40,517)	$—	$(40,517)

								$(79,658)

The Fund had the following long futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	September 2018	51	7,819,702	$8,137,687	$317,985
2 Yr. U.S. Treasury Notes Futures	September 2018	240	50,736,552	50,838,750	102,198
5 Yr. U.S. Treasury Notes Futures	September 2018	31	3,509,041	3,522,133	13,092
10 Yr. U.S. Treasury Ultra Futures	September 2018	198	23,541,112	23,797,125	256,013

					$689,288

See Notes to Schedules of Investments and Notes to Financial Statements.

72	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

The Fund had the following short futures contracts open at June 30, 2018:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	September 2018	55	(7,850,717)	$(7,975,000)	$(124,283)
10 Yr. U.S. Treasury Ultra Futures	September 2018	96	(12,209,117)	(12,310,500)	(101,383)

					$(225,666)

					$463,622

The Fund had the following open Purchased Options contracts at June 30, 2018:

Purchased Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
10 Yr. U.S. Treasury Note Futures - September 2018	Goldman Sachs & Co.	120.50	8/24/2018	152	$152,000	$85,500	$64,415	$21,085

Total purchased option contracts								$21,085

The Fund had the following open Written Options contracts at June 30, 2018:

Written Options
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Calls
U.S. Treasury Bond Futures - September 2018	Goldman Sachs & Co.	145	8/24/2018	(60)	$(60,000)	$(86,250)	$(64,957)	$(21,293)

Total written option contracts								$(21,293)

During the period ended June 30, 2018 average notional values related to derivative contracts were as follows:

	Purchased Call Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$16,538	$19,085	$64,679,981	$31,784,607	$6,842,420	$21,585,090

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	73

Elfun Income Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$82,838,374	$—	$82,838,374
	Agency Mortgage Backed	—	24,208,319	—	24,208,319
	Agency Collateralized Mortgage Obligations	—	538,585	—	538,585
	Asset Backed	—	5,961,189	—	5,961,189
	Corporate Notes	—	109,127,819	—	109,127,819
	Non-Agency Collateralized Mortgage Obligations	—	8,737,706	—	8,737,706
	Sovereign Bonds	—	1,512,291	—	1,512,291
	Municipal Bonds and Notes	—	3,863,067	—	3,863,067
	FNMA (TBA)	—	—	3,153	3,153
	Preferred Stock	193,188	—	—	193,188
	Purchased Options	85,500	—	—	85,500
	Short-Term Investments	9,299,036	—	—	9,299,036

	Total Investments in Securities	$9,577,724	$236,787,350	$3,153	$246,368,227

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$10,466	$—	$10,466
	Credit Default Swap Contracts - Unrealized Depreciation	—	(79,658)	—	(79,658)
	Written Option Contracts	(21,293)	—		(21,293)
	Long Futures Contracts - Unrealized Appreciation	689,288	—	—	689,288
	Short Futures Contracts - Unrealized Depreciation	(225,666)	—	—	(225,666)

	Total Other Financial Instruments	$442,329	$(69,192)	$—	$373,137

Affiliate Table

	Number of Shares Held at 12/31/17	Value At 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,419,038	$8,419,038	$46,792,538	$45,912,540	$—	$—	9,299,036	$9,299,036	$70,641	$—

TOTAL		$8,419,038	$46,792,538	$45,912,540	$—	$—		$9,299,036	$70,641	$—

See Notes to Schedules of Investments and Notes to Financial Statements.

74	Elfun Income Fund

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses — June 30, 2018 (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2018.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period
January 1, 2018	$1,000.00	$1,000.00
Account value at the end of the period
June 30, 2018	$1,006.40	$1,023.16
Expenses paid during the period*	$1.64	$1.66

*

Expenses are equal to the Fund’s annualized expense ratio of 0.33% (for the period January 1, 2018-June 30, 2018), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Government Money Market Fund	75

Elfun Government Money Market Fund

Fund Information — June 30, 2018 (Unaudited)

Sector Allocation

Portfolio Composition as a % of Fair Value of $101,267 (in thousands) as of June 30, 2018 (a)

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

76	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments — June 30, 2018 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 100.3%†
U.S. Treasuries - 31.6%
U.S. Treasury Bills 1.77% 07/05/18 (d)	3,000,000	2,999,421
1.79% 07/19/18 (d)	3,000,000	2,997,360
1.83% 08/16/18 (d)	1,000,000	997,719
1.87% 08/09/18 - 09/06/18 (d)	4,000,000	3,989,557
1.93% 08/16/18 - 08/23/18 (d)	7,000,000	6,982,340
1.94% 09/20/18 - 09/27/18 (d)	6,000,000	5,973,213
1.95% 09/06/18 (d)	2,750,000	2,740,225
1.96% 09/06/18 (d)	2,250,000	2,241,960
2.12% 12/06/18 (d)	750,000	743,186
2.13% 12/06/18 - 12/13/18 (d)	2,250,000	2,228,702

		31,893,683

U.S. Government Agency Obligations - 47.3%
Fannie Mae Discount Notes 1.93% 09/26/18 (d)	750,000	746,565
1.94% 09/19/18 (d)	300,000	298,733
Federal Farm Credit Banks 1 month USD LIBOR - 0.03% 2.07% 06/24/19 (i)	1,250,000	1,251,350
Federal Farm Credit Banks 1 month USD LIBOR - 0.11% 1.96% 01/15/19 (i)	200,000	200,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.12% 1.94% 11/14/18 (i)	1,250,000	1,250,000
Federal Farm Credit Banks 1 month USD LIBOR - 0.13% 1.96% 08/30/18 (i)	500,000	499,999
Federal Farm Credit Banks 1 month USD LIBOR - 0.14% 1.95% 07/02/19 (i)	350,000	349,983
Federal Farm Credit Banks 1 month USD LIBOR - 0.15% 1.95% 01/29/19 (i)	400,000	399,997
Federal Farm Credit Banks 1 month USD LIBOR - 0.16% 1.89% 11/13/18 (i)	750,000	749,986
Federal Farm Credit Banks 1 month USD LIBOR - 0.17% 1.86% 11/07/18 (i)	1,000,000	999,989
1.88% 10/09/18 (i)	400,000	399,994
Federal Home Loan Bank Discount Notes 1.88% 07/11/18 (d)	1,500,000	1,499,230
1.89% 07/13/18 (d)	2,000,000	1,998,764
1.92% 07/20/18 (d)	2,000,000	1,998,005
1.93% 07/19/18 - 08/14/18 (d)	3,500,000	3,496,004
1.96% 09/14/18 (d)	3,000,000	2,987,950
1.97% 09/19/18 - 09/21/18 (d)	3,000,000	2,986,921

	Principal Amount ($)	Amortized Cost $
Federal Home Loan Banks 1 month USD LIBOR - 0.06% 2.02% 12/21/18 (i)	750,000	750,000
Federal Home Loan Banks 1 month USD LIBOR - 0.08% 2.00% 03/20/19 (i)	1,500,000	1,499,763
2.01% 09/21/18 (i)	500,000	500,000
Federal Home Loan Banks 1 month USD LIBOR - 0.09% 1.92% 04/05/19 (i)	2,000,000	2,000,000
Federal Home Loan Banks 1 month USD LIBOR - 0.12% 1.97% 08/01/18 - 08/17/18 (i)	1,600,000	1,600,011
Federal Home Loan Banks 1 month USD LIBOR - 0.13% 1.96% 07/25/18 - 03/01/19 (i)	2,950,000	2,950,002
1.97% 01/24/19 - 07/26/19 (i)	1,100,000	1,100,000
Federal Home Loan Banks 1 month USD LIBOR - 0.14% 1.91% 10/12/18 (i)	1,000,000	1,000,000
1.95% 02/01/19 (i)	2,000,000	1,999,909
Federal Home Loan Banks 1 month USD LIBOR - 0.33% 2.01% 01/04/19 (i)	1,000,000	1,000,000
Federal Home Loan Banks 3 month USD LIBOR - 0.24% 2.10% 09/26/18 (i)	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15% 1.88% 02/08/19 (i)	500,000	500,000
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.14% 1.95% 11/21/18 (i)	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15% 1.93% 08/22/18 (i)	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.23% 2.12% 07/17/18 (i)	2,000,000	1,999,987
Freddie Mac Discount Notes 1.92% 08/20/18 (d)	1,000,000	997,375
1.93% 08/10/18 (d)	1,000,000	997,895
1.95% 09/19/18 (d)	800,000	796,596

		47,805,008

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	77

Elfun Government Money Market Fund

Schedule of Investments, continued — June 30, 2018 (Unaudited)

	Principal Amount ($)	Amortized Cost $

Repurchase Agreements - 21.4%
BNP Paribas S.A. U.S. Treasury Repo 2.10% dated 06/29/18, to be repurchased at $1,568,183 on 07/02/18 collateralized by $397 U.S. Treasury Bill, 0.00%, maturing on 10/25/18, collateralized by $376,679 U.S. Treasury Bond, 4.75% to 8.00%, maturing on 11/15/21 to 02/15/37, collateralized by $795,953 U.S. Treasury Note, 1.50%, maturing on 08/15/20, collateralized by $426,345 U.S. Treasury Bond Principal Strip, 0.00%, maturing on 11/15/27 respectively. 07/02/18	1,568,000	1,568,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 2.10% dated 06/29/18, to be repurchased at $10,001,167 on 07/02/18 collateralized by $10,200,090 U.S. Treasury Note, 2.13%, maturing on 01/31/21. 07/02/18	10,000,000	10,000,000

	Principal Amount ($)	Amortized Cost $
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 2.10% dated 06/29/18, to be repurchased at $10,001,167 on 07/02/18 collateralized by $10,200,063 U.S. Treasury Note, 4.00% maturing on 08/15/18. 07/02/18	10,000,000	10,000,000

		21,568,000

Total Short-Term Investments (Cost $101,266,691)		101,266,691

Liabilities in Excess of Other Assets, net - (0.3)%		(254,931)

NET ASSETS - 100.0%		101,011,760

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2018:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities
	U.S. Treasuries	$—	$31,893,683	$—	$31,893,683
	U.S. Government Agency Obligations	—	47,805,008	—	47,805,008
	Repurchase Agreements	—	21,568,000	—	21,568,000

	Total Investments in Securities	$—	$101,266,691	$—	$101,266,691

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Government Money Market Fund

Elfun Funds

Notes to Schedules of Investments — June 30, 2018 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of a Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to $4,474,940 or 2.23% and $21,019,099 or 8.73% of the net assets of the Elfun Diversified Fund and Elfun Income Fund, respectively. These securities have been determined to be liquid using procedures established by each Fund’s Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)	Coupon amount represents effective yield.
(e)	State Street Corporation is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(i)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(j)	Step coupon bond.
(k)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and are used to pay principal and interest on such bonds.
(l)

Pre-refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(m)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of June 30, 2018 (as a percentage of net assets).
(n)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by each Fund’s Board of Trustees.
(o)	Security is in default.
(p)

Sponsored by SSGA Funds Management, Inc., the Funds’ investment advisor and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2018.
*	Less than 0.05%
**	Less than $0.50
***	Less than 0.005%

Abbreviations:

ADR - American Depositary Receipt

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - AMBAC Indemnity Corporation

FGIC - Financial Guaranty Insurance Corporation

LIBOR - London Interbank Offered Rate

NPFG - National Public Finance Guaranty Corporation

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SPDR - Standard and Poor’s Depositary Receipt

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

Notes to Schedules of Investments	79

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16		12/31/15*	12/31/14*		12/31/13*
Inception date									1/1/88

Net asset value, beginning of period	$22.68		$18.73	$19.31		$19.70	$21.93		$18.31

Income/(loss) from investment operations:
Net investment income	0.35	(a)	0.34 (a)	0.41		0.34	0.58		0.37
Net realized and unrealized gains/(losses) on investments	(1.11)		3.96	(0.58)		(0.37)	(2.24)		3.62

Total income/(loss) from investment operations	(0.76)		4.30	(0.17)		(0.03)	(1.66)		3.99

Less distributions from:
Net investment income	—		0.35	0.41		0.36	0.57		0.37

Total distributions	—		0.35	0.41		0.36	0.57		0.37

Net asset value, end of period	$21.92		$22.68	$18.73		$19.31	$19.70		$21.93

Total return(b)	(3.35)%		22.99%	(0.86)%		(0.18)%	(7.62)%		21.81%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$224,618		$237,769	$208,044		$234,448	$254,310		$306,922

Ratios to average net assets:
Net expenses	0.35	%**	0.36%	0.37	%(c)(d)	0.35%	0.33	%(d)(e)	0.31	%(d)(e)
Gross expenses	0.35	%**	0.36%	0.43	%(d)(e)	0.35%	0.33%		0.31%
Net investment income	3.06	%**	1.64%	2.11%		1.59%	2.54%		1.83%
Portfolio turnover rate	13%		30%	33%		24%	36%		49%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

80	Financial Highlights

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date								5/27/35

Net asset value, beginning of period	$60.36		$53.23	$54.59	$58.02	$56.07		$44.06

Income/(loss) from investment operations:
Net investment income	0.34	(a)	0.76 (a)	0.81	0.80	0.75		0.71
Net realized and unrealized gains/(losses) on investments	2.16		12.89	2.54	0.25	6.67		14.68

Total income from investment operations	2.50		13.65	3.35	1.05	7.42		15.39

Less distributions from:
Net investment income	—		0.78	0.79	0.80	0.75		0.72
Net realized gains	—		5.74	3.92	3.68	4.72		2.66

Total distributions	—		6.52	4.71	4.48	5.47		3.38

Net asset value, end of period	$62.86		$60.36	$53.23	$54.59	$58.02		$56.07

Total return(b)	4.14%		25.61%	6.08%	1.70%	13.13%		34.98%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,777,386		$2,737,919	$2,331,966	$2,364,319	$2,476,637		$2,326,948

Ratios to average net assets:
Net expenses	0.18	%**	0.18%	0.18%	0.16%	0.18	%(c)	0.15	%(c)
Gross expenses	0.18	%**	0.18%	0.18%	0.16%	0.18%		0.15%
Net investment income	1.09	%**	1.25%	1.43%	1.32%	1.26%		1.36%
Portfolio turnover rate	8%		16%	15%	11%	13%		12%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	81

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16		12/31/15*	12/31/14*		12/31/13*
Inception date									1/1/88

Net asset value, beginning of period	$18.60		$17.91	$17.50		$18.78	$19.84		$18.30

Income/(loss) from investment operations:
Net investment income	0.13	(a)	0.43 (a)	0.38		0.34	0.37		0.36
Net realized and unrealized gains/(losses) on investments	(0.26)		2.32	0.58		(0.57)	0.62		2.70

Total income/(loss) from investment operations	(0.13)		2.75	0.96		(0.23)	0.99		3.06

Less distributions from:
Net investment income	—		0.46	0.36		0.34	0.37		0.35
Net realized gains	—		1.60	0.19		0.71	1.65		1.17
Return of capital	—		—	—		—	0.03		—

Total distributions	—		2.06	0.55		1.05	2.05		1.52

Net asset value, end of period	$18.47		$18.60	$17.91		$17.50	$18.78		$19.84

Total return(b)	(0.70)%		15.40%	5.48%		(1.25)%	4.95%		16.79%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$201,027		$209,939	$198,938		$209,688	$230,123		$235,903

Ratios to average net assets:
Net expenses	0.39	%**	0.40%	0.39	%(c)	0.37%	0.39	%(c)(d)	0.33	%(d)
Gross expenses	0.39	%**	0.40%	0.39	%(c)	0.37%	0.39%		0.34%
Net investment income	1.42	%**	2.22%	1.98%		1.69%	1.79%		1.78%
Portfolio turnover rate	32%		189%	116%		123%	176%		144%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the ratios would have been 0.45%.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

82	Financial Highlights

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*	12/31/13*
Inception date							1/1/80

Net asset value, beginning of period	$11.55		$11.48	$11.88	$11.97	$11.34	$12.32

Income/(loss) from investment operations:
Net investment income	0.23	(a)	0.46 (a)	0.46	0.46	0.47	0.49
Net realized and unrealized gains/(losses) on investments	(0.26)		0.07	(0.40)	(0.09)	0.63	(0.98)

Total income/(loss) from investment operations	(0.03)		0.53	0.06	0.37	1.10	(0.49)

Less distributions from:
Net investment income	0.23		0.46	0.46	0.46	0.47	0.49
Net realized gains	—		—	—	—	—	0.00 (b)

Total distributions	0.23		0.46	0.46	0.46	0.47	0.49

Net asset value, end of period	$11.29		$11.55	$11.48	$11.88	$11.97	$11.34

Total return(c)	(0.25)%		4.71%	0.42%	3.21%	9.85%	(4.06)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,422,130		$1,471,350	$1,495,248	$1,588,272	$1,624,266	$1,568,533

Ratios to average net assets:
Net expenses	0.20	%**	0.20%	0.20%	0.18%	0.21%	0.23%
Gross expenses	0.20	%**	0.20%	0.20%	0.18%	0.21%	0.23%
Net investment income	4.09	%**	4.00%	3.84%	3.92%	4.01%	4.14%
Portfolio turnover rate	8%		26%	31%	22%	34%	28%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	83

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16	12/31/15*	12/31/14*		12/31/13*
Inception date								12/31/84

Net asset value, beginning of period	$11.44		$11.28	$11.26	$11.57	$11.22		$11.65

Income/(loss) from investment operations:
Net investment income	0.15	(a)	0.29 (a)	0.30	0.32	0.29		0.29
Net realized and unrealized gains/(losses) on investments	(0.38)		0.15	0.09	(0.29)	0.35		(0.40)

Total income/(loss) from investment operations	(0.23)		0.44	0.39	0.03	0.64		(0.11)

Less distributions from:
Net investment income	0.16		0.28	0.28	0.32	0.29		0.29
Net realized gains	—		—	0.09	0.02	0.00	(b)	0.03

Total distributions	0.16		0.28	0.37	0.34	0.29		0.32

Net asset value, end of period	$11.05		$11.44	$11.28	$11.26	$11.57		$11.22

Total return(c)	(2.05)%		3.90%	3.52%	0.22%	5.75%		(0.95)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$240,871		$261,189	$276,142	$289,872	$312,756		$319,994

Ratios to average net assets:
Net expenses	0.35	%**	0.33%	0.31%	0.28%	0.29	%(d)	0.28	%(d)
Gross expenses	0.35	%**	0.33%	0.31%	0.28%	0.29%		0.29%
Net investment income	2.67	%**	2.54%	2.63%	2.71%	2.50%		2.53%
Portfolio turnover rate	98%		299%	238%	278%	326%		330%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

84	Financial Highlights

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/18†		12/31/17	12/31/16		12/31/15*		12/31/14*		12/31/13*
Inception date										6/13/90

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Income/(loss) from investment operations:
Net investment income (loss)	0.01	(a)	0.01 (a)	0.00	(b)	—		—		—

Total income from investment operations	0.01		0.01	0.00	(b)	—		—		—

Less distributions from:
Net investment income	0.01		0.01	0.00	(b)	0.00	(b)	0.00	(b)	—
Net realized gains	—		0.00 (b)	—		—		—		0.00	(b)

Total distributions	0.01		0.01	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return(c)	0.64%		0.58%	0.06%		0.08%		0.05%		0.04%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$101,012		$109,828	$111,339		$129,039		$139,218		$166,530

Ratios to average net assets:
Net expenses	0.33	%**	0.34%	0.49	%(d)	0.09	%(e)	0.05	%(e)	0.11	%(e)
Gross expenses	0.33	%**	0.34%	0.49	%(d)	0.25%		0.36%		0.34%
Net investment income (loss)	1.28	%**	0.56%	(0.11	)%(d)	—%		—%		—%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
(e)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	85

Elfun Funds

Statements of Assets and Liabilities — June 30, 2018 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts

Assets
Investments in securities, at fair value (cost $182,332,695; $1,513,919,604; $126,692,740; $1,382,156,759; $239,519,966 and $0, respectively)	$217,052,354	$2,667,305,770
Investments in affiliated securities, at fair value (cost $0; $0; $55,918,152; $0; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value	—	—
Short-term affiliated investments, at fair value	6,421,112	109,248,854
Repurchase agreements	—	—
Cash	—	—
Cash collateral on deposit with broker for future contracts	53,968	—
Cash collateral on deposit with broker for Swap Contracts	—	—
Foreign currency (cost $324,590; $0; $0; $0; $0 and $0, respectively)	323,984	—
Receivable for investments sold	689,876	—
Income receivables	785,958	1,368,150
Receivable for fund shares sold	5,040	26,871
Income receivable from affiliated investments	9,836	154,511
Receivable for accumulated variation margin on futures	4,242	—

Total assets	225,346,370	2,778,104,156

Liabilities
Distribution payable to shareholders	—	—
Due to custodian	2,130	—
Net cash collateral on futures contracts due to broker	—	—
Payable for investments purchased	592,463	—
Payable for fund shares redeemed	25,779	205,109
Payable for accumulated variation margin on Swaps	—	—
Payable to the Adviser	39,579	324,125
Payable to the Custodian	21,234	10,197
Accrued other expenses	47,140	178,442
Written options (premiums received $0, $0, $16,239, $0, $64,957, and $0, respectively)	—	—

Total liabilities	728,325	717,873

Net Assets	$224,618,045	$2,777,386,283

Net Assets Consist of:
Capital paid in	$206,880,038	$1,466,349,841
Undistributed (distributions in excess of) net investment income	3,602,397	15,080,239
Accumulated net realized gain (loss)	(20,580,658)	142,570,037
Net unrealized appreciation (depreciation) on:
Unaffiliated Investments	34,719,659	1,153,386,166
Affiliated investments	—	—
Futures	4,265	—
Options written	—	—
Swap contracts	—	—
Foreign currency related transactions	(7,656)	—

Net Assets	$224,618,045	$2,777,386,283

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	10,247,817	44,180,652
Net asset value, offering and redemption price per share	$21.92	$62.86

The accompanying Notes are an integral part of these financial statements.

86	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$137,577,255	$1,415,760,966	$227,690,498	$—
59,990,575	—	237,069,191	—
1,034,065	—	—	—
4,332,898	6,034,877	9,299,036	79,698,691
—	—	—	21,568,000
3,075	—	—	718
—	—	—	—
79,777	—	329,146	—
—	—	—	—
96,735	—	99,859	—
550,645	19,760,101	1,722,438	4,256
2,066	42,592	55,019	173,012
4,752	6,870	26,039	33,141
104,200	—	465,010	—

203,776,043	1,441,605,406	248,986,081	101,477,818

—	1,466,868	140,272	9,547
—	—	—	—
106,875	—	477,394	—
2,395,146	17,676,381	7,139,057	349,982
33,000	15,000	42,972	38,980
47,095	—	110,988	—
28,457	186,934	33,705	8,382
72,099	14,454	40,827	14,823
44,875	116,245	43,883	44,344
21,563	—	86,250	—

2,749,110	19,475,882	8,115,348	466,058

$201,026,933	$1,422,129,524	$240,870,733	$101,011,760

$184,714,380	$1,405,988,080	$248,412,873	$101,011,760
1,455,216	62,805	184,845	—
(178,647)	(17,525,568)	(5,649,347)	—

10,884,532	33,604,207	(2,530,433)	—
4,072,423	—	—	—
103,920	—	463,622	—
(5,324)	—	(21,293)	—
(18,056)	—	10,466	—
(1,511)	—	—	—

$201,026,933	$1,422,129,524	$240,870,733	$101,011,760

10,883,492	125,915,821	21,791,012	101,011,760
$18.47	$11.29	$11.05	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	87

Elfun Funds

Statements of Operations — For the period ended June 30, 2018 (Unaudited)

	Elfun International Equity Fund	Elfun Trusts

Investment Income
Income
Dividend	$4,437,765	$16,808,020
Interest	—	—
Income from affiliated investments	62,326	754,493
Less: Foreign taxes withheld	(494,063)	—

Total income	4,006,028	17,562,513

Expenses
Advisory and administration fees	251,413	1,997,957
Blue Sky fees	20,171	22,916
Transfer agent fees	63,597	257,572
Trustees’ fees	8,202	27,729
Custody and accounting expenses	36,333	27,316
Professional fees	19,430	49,168
Other expenses	14,161	99,616

Total expenses	413,307	2,482,274

Net investment income	$3,592,721	$15,080,239

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$3,602,518	$141,891,179
Futures	23,510	—
Written options	—	—
Swap contracts	—	—
Foreign currency transactions	(82,131)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(14,917,187)	(43,812,665)
Affiliated investments	—	—
Futures	(23,888)	—
Written option contracts	—	—
Swap contracts	—	—
Foreign currency translations	(13,856)	—

Net realized and unrealized gain (loss) on investments	(11,411,034)	98,078,514

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,818,313)	$113,158,753

The accompanying Notes are an integral part of these financial statements.

88	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$915,649	$—	$4,798	$—
763,462	30,608,916	3,630,524	849,154
177,878	55,085	70,641	—
—	—	—	—

1,856,989	30,664,001	3,705,963	849,154

178,882	1,170,978	213,262	54,750
19,331	20,731	18,881	18,580
51,831	113,562	61,780	37,975
7,987	17,905	8,358	7,187
89,870	31,785	85,390	31,392
25,063	35,476	22,324	14,329
28,809	66,418	19,654	11,963

401,773	1,456,855	429,649	176,176

$1,455,216	$29,207,146	$3,276,314	$672,978

$79,510	$(1,106,124)	$(3,225,083)	$—
(331,794)	—	(1,268,185)	—
20,111	—	78,524	—
74,826	—	335,716	—
—	—	—	—

(420,293)	(31,945,013)	(4,856,663)	—
(2,377,291)	—	—	—
89,313	—	411,074	—
(5,324)	—	(21,293)	—
37	—	85,812	—
(760)	—	—	—

(2,871,665)	(33,051,137)	(8,460,098)	—

$(1,416,449)	$(3,843,991)	$(5,183,784)	$672,978

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	89

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,592,721	$3,662,791	$15,080,239	$32,563,837
Net realized gain (loss) on investments, futures, options contracts, swap contracts and foreign currency transactions	3,543,897	(1,119,223)	141,891,179	239,503,606
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	(14,954,931)	43,347,073	(43,812,665)	313,411,667

Net increase (decrease) from operations	(7,818,313)	45,890,641	113,158,753	585,479,110

Distributions to shareholders from:
Net investment income	—	(3,655,776)	—	(32,575,926)
Net realized gains	—	—	—	(239,625,286)

Total distributions	—	(3,655,776)	—	(272,201,212)

Increase (decrease) in assets from operations and distributions	(7,818,313)	42,234,865	113,158,753	313,277,898

Share transactions:
Proceeds from sale of shares	2,169,286	4,172,093	24,424,029	50,712,147
Value of distributions reinvested	—	3,163,834	—	217,798,384
Cost of shares redeemed	(7,501,744)	(19,846,304)	(98,115,811)	(175,834,878)

Net increase (decrease) from share transactions	(5,332,458)	(12,510,377)	(73,691,782)	92,675,653

Total increase (decrease) in net assets	(13,150,771)	29,724,488	39,466,971	405,953,551

Net Assets
Beginning of period	237,768,816	208,044,328	2,737,919,312	2,331,965,761

End of period	$224,618,045	$237,768,816	$2,777,386,283	$2,737,919,312

Undistributed (distributions in excess of) net investment income, end of period	$3,602,397	$9,676	$15,080,239	$—

Changes in Fund Shares
Shares sold	93,891	196,928	390,053	842,367
Issued for distributions reinvested	—	140,117	—	3,601,757
Shares redeemed	(329,474)	(961,741)	(1,568,598)	(2,890,514)

Net increase (decrease) in fund shares	(235,583)	(624,696)	(1,178,545)	1,553,610

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

90	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

$1,455,216	$4,574,028	$29,207,146	$59,636,606
(157,347)	18,476,598	(1,106,124)	(2,447,208)
(2,714,318)	6,456,534	(31,945,013)	12,274,701

(1,416,449)	29,507,160	(3,843,991)	69,464,099

—	(4,765,419)	(29,207,167)	(59,636,585)
—	(16,372,546)	—	—

—	(21,137,965)	(29,207,167)	(59,636,585)

(1,416,449)	8,369,195	(33,051,158)	9,827,514

3,229,214	5,048,518	28,312,284	35,753,804
—	18,727,487	20,201,970	41,248,494
(10,725,166)	(21,143,587)	(64,683,917)	(110,727,469)

(7,495,952)	2,632,418	(16,169,663)	(33,725,171)

(8,912,401)	11,001,613	(49,220,821)	(23,897,657)

209,939,334	198,937,721	1,471,350,345	1,495,248,002

$201,026,933	$209,939,334	$1,422,129,524	$1,471,350,345

$1,455,216	$—	$62,805	$62,826

172,664	264,253	2,480,118	3,093,499
—	1,010,111	1,784,616	3,565,302
(574,535)	(1,098,217)	(5,703,635)	(9,567,674)

(401,871)	176,147	(1,438,901)	(2,908,873)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	91

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017	Six Months Ended June 30, 2018(a)	Year Ended December 31, 2017

Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,276,314	$6,878,857	$672,978	$604,201
Net realized gain (loss) on investments, futures, options contracts and swap contracts	(4,079,028)	490,317	—	—
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(4,381,070)	3,041,432	—	—

Net increase (decrease) from operations	(5,183,784)	10,410,606	672,978	604,201

Distributions to shareholders from:
Net investment income	(3,438,816)	(6,577,379)	(672,978)	(604,201)
Net realized gains	—	—	—	(10,630)

Total distributions	(3,438,816)	(6,577,379)	(672,978)	(614,831)

Increase (decrease) in assets from operations and distributions	(8,622,600)	3,833,227	—	(10,630)

Share transactions:
Proceeds from sale of shares	4,532,927	10,184,726	19,911,827	45,174,015
Value of distributions reinvested	2,610,311	5,003,427	618,964	562,402
Cost of shares redeemed	(18,838,982)	(33,974,499)	(29,347,206)	(47,236,144)

Net increase (decrease) from share transactions	(11,695,744)	(18,786,346)	(8,816,415)	(1,499,727)

Total increase (decrease) in net assets	(20,318,344)	(14,953,119)	(8,816,415)	(1,510,357)

Net Assets
Beginning of period	261,189,077	276,142,196	109,828,175	111,338,532

End of period	$240,870,733	$261,189,077	$101,011,760	$109,828,175

Undistributed (distributions in excess of) net investment income, end of period	$184,845	$347,347	$—	$—

Changes in Fund Shares
Shares sold	404,209	893,694	19,911,827	45,174,014
Issued for distributions reinvested	234,212	437,971	618,964	562,402
Shares redeemed	(1,680,885)	(2,976,318)	(29,347,206)	(47,236,144)

Net decrease in fund shares	(1,042,464)	(1,644,653)	(8,816,415)	(1,499,728)

(a)	Unaudited.

The accompanying Notes are an integral part of these financial statements.

92	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — June 30, 2018 (Unaudited)

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Prior to July 1, 2016, the Funds operated as Employees’ Securities Companies (as defined in the 1940 Act) and, as such, were exempt from certain provisions of the 1940 Act. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of each Fund (each, a “Board”). The Committee provides oversight of the valuation of investments for the Funds. Each Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments ) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	93

Elfun Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Boards.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Boards.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Boards. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018 is disclosed in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the beginning of the reporting period.

The Funds had no material transfers between levels for the six-month period ended June 30, 2018.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

94	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2018, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements  Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

Notes to Financial Statements	95

Elfun Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of June 30, 2018, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $21,568,000 and associated collateral equal to $21,999,527.

4.	Derivative Financial Instruments

Futures Contracts  Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the six-month period ended June 30, 2018, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk

Credit Default Swaps  During the six-month period ended June 30, 2018, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or

96	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the six-month period ended June 30, 2018, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Exchanged Traded Futures Contracts  Certain Funds may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the period ended June 30, 2018, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2018 and the related location in the accompanying Statements of Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$4,265	$—	$4,265
Elfun Diversified Fund
Futures Contracts	147,845	—	—	—	—	147,845
Swap Contracts(a)	—	—	2,503	—	—	2,503
Purchased Options Contracts(b)	5,410	—	—	—	—	5,410
Elfun Income Fund
Futures Contracts	689,288	—	—	—	—	689,288
Swap Contracts(a)	—	—	10,466	—	—	10,466
Purchased Options Contracts(b)	21,085	—	—	—	—	21,085

(a)	Unrealized appreciation on swap contracts.
(b)	Unrealized appreciation on purchased options contracts is included in Net unrealized appreciation (depreciation) on investments.

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Elfun Diversified Fund
Futures Contracts	$—	$—	$—	$(9,367)	$—	$(9,367)
Swap Contracts(a)	(20,559)	—	—	—	—	(20,559)
Written Option Contracts(b)	(5,324)	—	—	—	—	(5,324)
Elfun Income Fund
Futures Contracts	(225,666)	—	—	—	—	(225,666)
Swap Contracts(a)	(79,658)	—	—	—	—	(79,658)
Written Option Contracts(b)	(21,293)	—	—	—	—	(21,293)

(a)	Unrealized depreciation on swap contracts.
(a)	Unrealized depreciation on written option contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$23,510	$—	$23,510
Elfun Diversified Fund
Futures Contracts	(349,678)	—	—	17,884	—	(331,794)
Swap Contracts	74,512	—	314	—	—	74,826
Purchased Option Contracts(a)	(24,478)	—	—	—	—	(24,478)
Written Option Contracts	20,111	—	—	—	—	20,111
Elfun Income Fund
Futures Contracts	(1,268,185)	—	—	—	—	(1,268,185)
Swap Contracts	334,395		1,321	—	—	335,716
Purchased Option Contracts(a)	(100,022)	—	—	—	—	(100,022)
Written Option Contracts	78,524	—	—	—	—	78,524

(a)	Purchased options amounts are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(23,888)	$—	$(23,888)
Elfun Diversified Fund
Futures Contracts	102,028	—	—	(12,718)	—	89,313
Swap Contracts	(6,526)	—	6,563	—	—	37
Purchased Option Contracts(a)	5,410	—	—	—	—	5,410
Written Option Contracts	(5,324)	—	—	—	—	(5,324)
Elfun Income Fund
Futures Contracts	411,074	—	—	—	—	411,074
Swap Contracts	58,399		27,413	—	—	85,812
Purchased Option Contracts(a)	21,085	—	—	—	—	21,085
Written Option Contracts	(21,293)	—	—	—	—	(21,293)

(b)	Purchased options amounts are included in net unrealized appreciation (depreciation) from investments.

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5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by each Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

SSGA FM may voluntarily reduce all or a portion of its fees and / or reimburse expenses of the Elfun Government Money Market Fund, to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in SSGA FM’s sole discretion. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction for up to three years from the date reduced, provided that the total operating expense ratio for the Elfun Government Money Market Fund, after giving effect to the recoupment, would not exceed 0.60% for the fiscal year in which the recoupment is made. SSGA FM may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. Any future reimbursement by the Elfun Government Money Market Fund of the Voluntary Reduction would increase the expenses and reduce the yield of the Elfun Government Money Market Fund. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. SSGA FM did not waive or reimburse any expenses during the six-month period ended June 30, 2018 or during any prior periods.

Sub-Administrator and Custodian  State Street Bank and Trust Company (“State Street”) serves as the sub-administrator and custodian to the Funds. Amounts paid by the Funds to State Street for performing such services are included in advisory and administration and custody and accounting expenses, respectively.

Other Transactions with affiliates  The Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2018 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and Sales of Securities  The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six-month period ended June 30, 2018, were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales

Elfun International Equity Fund	$—	$—	$31,017,422	$28,967,633
Elfun Trusts	—	—	201,982,350	288,250,928
Elfun Diversified Fund	50,925,761	50,988,011	10,601,914	13,081,268
Elfun Tax-Exempt Income Fund	—	—	118,065,150	119,806,669
Elfun Income Fund	181,992,502	207,727,402	50,530,770	34,718,703

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provisions for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Elfun International Equity Fund	$186,856,370	$43,098,229	$6,476,868	$36,621,361
Elfun Trusts	1,623,806,043	1,196,496,120	43,747,539	1,152,748,581
Elfun Diversified Fund	187,959,416	18,975,707	3,919,790	15,055,917
Elfun Tax-Exempt Income Fund	1,388,158,616	41,959,128	8,321,901	33,637,227
Elfun Income Fund	248,705,771	1,885,350	3,849,757	(1,964,407)
Elfun Government Money Market Fund	101,266,691	—	—	—

9.	Line of Credit

The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 12, 2018 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operation expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of June 30, 2018.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the

100	Notes to Financial Statements

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Notes to Financial Statements, continued — June 30, 2018 (Unaudited)

market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

11.	Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Elfun Funds1

Trustee Considerations in Approving Continuation of Investment Advisory Agreements2

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

•

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

[1]

The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).

[2]

The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

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•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, securities lending agent, and shareholder servicer for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

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Elfun Funds

•

Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;

•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent

104	Investment Advisory Agreements

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Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s performance was below the median of its Performance Group, Performance Universe and its Lipper Index for the 1-, 3- and 5- year periods and above the median of its Performance Group, Performance Universe and its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.

Elfun International Equity Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 10-year periods, equal to the median of its Performance Group for the 3-year period, and above the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods.

Elfun Diversified Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods and below the medians of its Performance Group and Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 10-year periods and above its Lipper Index for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10- year periods.

Elfun Income Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods, above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods, and above its Lipper Index for the 5-year period. The Board also considered that the Fund’s performance was below the median of its Performance Group for the 10-year period and below its Lipper Index for the 1-, 3- and 10-year periods.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was below the median of its Performance Group and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods and above the median of its Performance Universe for the 10-year period.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:

Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

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Elfun Funds

Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including enterprise, litigation, business, operational and entrepreneurial risk.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

106	Investment Advisory Agreements

Elfun Funds

Shareholder Services

Online Service

Your Elfun Mutual Fund accounts can now be accessed on the Internet at www.ssga.com/geam

Here are some of the online services:

•	View account balance and transaction history

•	Make exchanges

•	Redeem shares

•	Purchase shares

•	View and order tax forms

•	View quarterly statements

•	Change address

•	Re-order money market checks

Telephone Service

Our Shareholder Service Associates are available Monday to Friday from 9:00 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.

Automated Voice Response System

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.

Contact Us By Mail

If you’d like to write to us, address your inquiries regarding your account(s) to:

Elfun Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Shareholder Services	107

Elfun Funds

c/o U.S. Bancorp Fund Services, LLC

PO Box 701

Milwaukee, WI 53201-0701

Distributor

State Street Global Advisors Funds Distributors, LLC

Member FINRA and SIPC

One Iron Street

Boston, MA 02210

www.ssga.com/geam

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 1-800-242-0134; (ii) on the Funds’ website at http://www.ssga.com/geam; and (iii) on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC — information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-months period ended June 30 is available without charge (i) through the Funds’ website at http://www.ssga.com/geam; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN GOVERNMENT MONEY MARKET FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2018